1933 Act File No.	33-31602
1940 Act File No.	811-5950

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	216

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	218

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on February 27, 2018	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	On	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
February 28, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal by investing in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information–Wealth Shares
Federated California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Wealth Shares (WS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.17%[2]
Total Annual Fund Operating Expenses[1]	0.47%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.28%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund may incur or charge shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the WS class of the Fund. The WS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's budgetary and fiscal operations face certain structural impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's WS class highest quarterly return was 0.62% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's WS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.65%
5 Years	0.26%
10 Years	0.39%
The Fund's WS class 7-Day Net Yield as of December 31, 2017, was 1.19%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's WS class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary Information–Service Shares
Federated California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.51%
Total Annual Fund Operating Expenses[1]	0.81%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.28)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.53%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's budgetary and fiscal operations face certain structural impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 0.56% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.40%
5 Years	0.17%
10 Years	0.29%
The Fund's SS class 7-Day Net Yield as of December 31, 2017, was 0.94%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary Information–Cash II Shares
Federated California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Cash II Shares (CII).
Shareholder Fees (fees paid directly from your investment)	CII
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.20%
Other Expenses	0.50%
Total Annual Fund Operating Expenses[1]	1.00%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.68%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.68% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's budgetary and fiscal operations face certain structural impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CII class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CII class highest quarterly return was 0.52% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's CII class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.25%
5 Years	0.13%
10 Years	0.25%
The Fund's CII class 7-Day Net Yield as of December 31, 2017, was 0.79%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CII class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary Information–Cash Series Shares
Federated California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares (CS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.60%
Other Expenses	0.53%
Total Annual Fund Operating Expenses[1]	1.43%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.40)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.03% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$146
3 Years	$452
5 Years	$782
10 Years	$1,713
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's budgetary and fiscal operations face certain structural impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CS class highest quarterly return was 0.43% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's CS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.05%
5 Years	0.09%
10 Years	0.18%
The Fund's CS class 7-Day Net Yield as of December 31, 2017, was 0.44%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CS class is generally $1,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary Information–Capital Shares
Federated California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Capital Shares (CAP).
Shareholder Fees (fees paid directly from your investment)	CAP
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses[1]	0.64%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.38%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.38% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's budgetary and fiscal operations face certain structural impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CAP class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CAP class highest quarterly return was 0.61% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's CAP class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.55%
5 Years	0.22%
10 Years	0.35%
The Fund's CAP class 7-Day Net Yield as of December 31, 2017, was 1.09%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CAP class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

What are the Fund's Investment Strategies?
The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT.
Federated Investment Management Company (“Adviser”) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
Temporary Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. The Fund may invest in bonds the interest on which is subject to AMT.

Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.

ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.

Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
California Risk
Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states.
California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world. Major components include high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's location is a benefit to its trade component; however, it also leads to above average exposure to international economic conditions.
California's financial operations face rather significant structural budget impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance. Past periods of dramatic revenue underperformance have resulted in significant budgetary deficits and reduced liquidity.
Since the Fund invests primarily in issuers from California, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII), Cash Series Shares (CS) and Capital Shares (CAP), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
CS & CII Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.60% for CS class and 0.20% for CII class of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's CS and CII classes. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.

ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount for is generally $1,000 for the CS class. There is no minimum subsequent investment amount.
The minimum initial investment amount is generally $10,000 for the SS and CII classes. There is no minimum subsequent investment amount.
The minimum initial investment amount is generally $25,000 for the CAP and WS classes. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).

For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.

You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.

Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
SS, CII, CS & CAP Classes
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
SS, CII, CS & CAP Classes
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund does not issue share certificates.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■	$1,000 for the CS class;
■	$10,000 for the CII and SS classes;
■	$25,000 for the CAP and WS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.

A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.56%	0.49%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%	0.18%[3]	0.08%	0.09%	0.16%
Net investment income	0.58%	0.12%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.29%	0.39%	0.51%	0.53%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,974	$54,046	$147,528	$119,823	$156,765
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.31%	0.37%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.53%	0.31%[3]	0.08%	0.09%	0.17%
Net investment income	0.30%	0.05%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.38%	0.55%	0.78%	0.76%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,916	$163,198	$259,239	$64,173	$85,964
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.31% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.003	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.16%	0.34%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.68%	0.20%[3]	0.08%	0.09%	0.16%
Net investment income	0.16%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.42%	0.90%	1.00%	0.98%	0.88%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,242	$6,170	$114,582	$160,390	$174,069
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.20% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.32%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.83%	0.33%[3]	0.08%	0.09%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.70%	1.18%	1.40%	1.38%	1.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,752	$55,103	$108,116	$89,717	$85,719
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.33% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.46%	0.43%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.38%	0.24%[3]	0.08%	0.09%	0.16%
Net investment income	0.49%	0.07%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.36%	0.52%	0.65%	0.63%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,382	$29,806	$142,057	$156,390	$151,087
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 21, 2016, was 0.24% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED CALIFORNIA MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.47%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$48.06	$10,453.00
2	$10,453.00	$522.65	$10,975.65	$50.24	$10,926.52
3	$10,926.52	$546.33	$11,472.85	$52.52	$11,421.49
4	$11,421.49	$571.07	$11,992.56	$54.90	$11,938.88
5	$11,938.88	$596.94	$12,535.82	$57.38	$12,479.71
6	$12,479.71	$623.99	$13,103.70	$59.98	$13,045.04
7	$13,045.04	$652.25	$13,697.29	$62.70	$13,635.98
8	$13,635.98	$681.80	$14,317.78	$65.54	$14,253.69
9	$14,253.69	$712.68	$14,966.37	$68.51	$14,899.38
10	$14,899.38	$744.97	$15,644.35	$71.61	$15,574.32
Cumulative		$6,152.68		$591.44

FEDERATED CALIFORNIA MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 0.81%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$82.70	$10,419.00
2	$10,419.00	$520.95	$10,939.95	$86.16	$10,855.56
3	$10,855.56	$542.78	$11,398.34	$89.77	$11,310.41
4	$11,310.41	$565.52	$11,875.93	$93.53	$11,784.32
5	$11,784.32	$589.22	$12,373.54	$97.45	$12,278.08
6	$12,278.08	$613.90	$12,891.98	$101.54	$12,792.53
7	$12,792.53	$639.63	$13,432.16	$105.79	$13,328.54
8	$13,328.54	$666.43	$13,994.97	$110.22	$13,887.01
9	$13,887.01	$694.35	$14,581.36	$114.84	$14,468.88
10	$14,468.88	$723.44	$15,192.32	$119.65	$15,075.13
Cumulative		$6,056.22		$1,001.65

FEDERATED CALIFORNIA MUNICIPAL CASH TRUST - CII CLASS
ANNUAL EXPENSE RATIO: 1.00%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$102.00	$10,400.00
2	$10,400.00	$520.00	$10,920.00	$106.08	$10,816.00
3	$10,816.00	$540.80	$11,356.80	$110.32	$11,248.64
4	$11,248.64	$562.43	$11,811.07	$114.74	$11,698.59
5	$11,698.59	$584.93	$12,283.52	$119.33	$12,166.53
6	$12,166.53	$608.33	$12,774.86	$124.10	$12,653.19
7	$12,653.19	$632.66	$13,285.85	$129.06	$13,159.32
8	$13,159.32	$657.97	$13,817.29	$134.23	$13,685.69
9	$13,685.69	$684.28	$14,369.97	$139.59	$14,233.12
10	$14,233.12	$711.66	$14,944.78	$145.18	$14,802.44
Cumulative		$6,003.06		$1,224.63

FEDERATED CALIFORNIA MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.43%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00
2	$10,357.00	$517.85	$10,874.85	$150.75	$10,726.74
3	$10,726.74	$536.34	$11,263.08	$156.13	$11,109.68
4	$11,109.68	$555.48	$11,665.16	$161.70	$11,506.30
5	$11,506.30	$575.32	$12,081.62	$167.48	$11,917.07
6	$11,917.07	$595.85	$12,512.92	$173.46	$12,342.51
7	$12,342.51	$617.13	$12,959.64	$179.65	$12,783.14
8	$12,783.14	$639.16	$13,422.30	$186.06	$13,239.50
9	$13,239.50	$661.98	$13,901.48	$192.70	$13,712.15
10	$13,712.15	$685.61	$14,397.76	$199.58	$14,201.67
Cumulative		$5,884.72		$1,713.06

FEDERATED CALIFORNIA MUNICIPAL CASH TRUST - CAP CLASS
ANNUAL EXPENSE RATIO: 0.64%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$65.40	$10,436.00
2	$10,436.00	$521.80	$10,957.80	$68.25	$10,891.01
3	$10,891.01	$544.55	$11,435.56	$71.22	$11,365.86
4	$11,365.86	$568.29	$11,934.15	$74.33	$11,861.41
5	$11,861.41	$593.07	$12,454.48	$77.57	$12,378.57
6	$12,378.57	$618.93	$12,997.50	$80.95	$12,918.28
7	$12,918.28	$645.91	$13,564.19	$84.48	$13,481.52
8	$13,481.52	$674.08	$14,155.60	$88.16	$14,069.31
9	$14,069.31	$703.47	$14,772.78	$92.01	$14,682.73
10	$14,682.73	$734.14	$15,416.87	$96.02	$15,322.90
Cumulative		$6,104.24		$798.39

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N369
CUSIP 60934N351
CUSIP 60934N179
CUSIP 608919403
CUSIP 608919502
Q452552 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
Share Class | Ticker	Wealth | CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal by investing in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information
Federated California Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Wealth Shares (WS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.17%[2]
Total Annual Fund Operating Expenses[1]	0.47%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.28%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund may incur or charge shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the WS class of the Fund. The WS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$48
3 Years	$151
5 Years	$263
10 Years	$591
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
1

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
2

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	California Risk. Because the Fund will invest a significant portion of its assets in securities of California issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world with major components including high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's budgetary and fiscal operations face certain structural impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's WS class highest quarterly return was 0.62% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's WS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.65%
5 Years	0.26%
10 Years	0.39%
The Fund's WS class 7-Day Net Yield as of December 31, 2017, was 1.19%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's WS class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
4

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for California taxes, to the extent derived from California tax-exempt investments and eligible for tax-exempt treatment under California law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
What are the Fund's Investment Strategies?
The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality California tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and California state income tax. Interest from the Fund's investments may be subject to AMT.
Federated Investment Management Company (“Adviser”) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
This policy may not be changed without shareholder approval.
5

Temporary Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent
6

company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. The Fund may invest in bonds the interest on which is subject to AMT.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
7

TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
8

Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
9

RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
California Risk
Since the Fund invests primarily in issuers from California, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states.
California's credit strength is based on its large and diverse economy, manageable debt burden and strong demographics. California's diverse economy is the largest in the United States and one of the largest in the world. Major components include high technology, trade, entertainment, manufacturing, tourism, construction, agriculture and services. California's location is a benefit to its trade component; however, it also leads to above average exposure to international economic conditions.
California's financial operations face rather significant structural budget impediments and rely on revenue sources which are extraordinarily sensitive to the economic environment. These conditions yield a long pattern of erratic financial performance. Past periods of dramatic revenue underperformance have resulted in significant budgetary deficits and reduced liquidity.
Since the Fund invests primarily in issuers from California, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
10

technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII), Cash Series Shares (CS) and Capital Shares (CAP), each representing interests in a single portfolio of securities. This Prospectus relates only to WS class. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in California tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
11

SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment for Fund Shares is generally $25,000. There is no minimum subsequent investment amount.
12

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
13

If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
14

How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
15

Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
16

■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors
17

or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund does not issue share certificates.
18

Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
19

Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the California taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and
20

remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
21

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.003	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.005	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.56%	0.49%	0.02%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.28%	0.18%[3]	0.08%	0.09%	0.16%
Net investment income	0.58%	0.12%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.29%	0.39%	0.51%	0.53%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,974	$54,046	$147,528	$119,823	$156,765
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.18% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
22

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED CALIFORNIA MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.47%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$48.06	$10,453.00
2	$10,453.00	$522.65	$10,975.65	$50.24	$10,926.52
3	$10,926.52	$546.33	$11,472.85	$52.52	$11,421.49
4	$11,421.49	$571.07	$11,992.56	$54.90	$11,938.88
5	$11,938.88	$596.94	$12,535.82	$57.38	$12,479.71
6	$12,479.71	$623.99	$13,103.70	$59.98	$13,045.04
7	$13,045.04	$652.25	$13,697.29	$62.70	$13,635.98
8	$13,635.98	$681.80	$14,317.78	$65.54	$14,253.69
9	$14,253.69	$712.68	$14,966.37	$68.51	$14,899.38
10	$14,899.38	$744.97	$15,644.35	$71.61	$15,574.32
Cumulative		$6,152.68		$591.44
23

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N369
G00300-01-IS (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Institutional | FFTXX	Premier FTFXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal by investing in a portfolio of high-quality, tax-exempt securities maturing in five business days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information–Institutional Shares
Federated Institutional Tax-Free Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.20%[1]
Total Annual Fund Operating Expenses	0.40%
Fee Waivers and/or Expense Reimbursements[2]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%
1	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. The Fund will incur or charge up to 0.05% of such Fees for the IS class of the Fund. The IS class of the Fund will not incur or charge such Fees to exceed 0.05% until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund's IS class average daily net assets. The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$41
3 Years	$128
5 Years	$224
10 Years	$505
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 5 business days or less. The Fund will invest its assets so that, distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (“Adviser”) also normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT),
1

such that, distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested, or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of 5 business days or less, typically maintaining a weighted average portfolio maturity of approximately 7 days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000). In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's NAV, delay the payment of redemptions by the Fund, or reduce the Fund's returns include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
2

■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund's Board of Trustees (“Board”)) as its fair market price (“shadow price”). If a security's shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund's NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Floating Net Asset Value Money Market Risk. The Fund will not maintain a constant NAV per share. The value of the Fund's shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.

Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 0.22% (quarter ended December 31, 2017). Its lowest quarterly return was 0.12% (quarter ended March 31, 2017).
Average Annual Total Return Table
The following table represents the Fund's IS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.67%
Since Inception 2/26/2016	0.51%
The Fund's IS class 7-Day Net Yield as of December 31, 2017, was 1.46%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's IS class is generally $500,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Exchanges between the Fund and another Federated fund are not permitted.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Income from the Fund also may be subject to AMT.
4

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Fund Summary Information–Premier Shares
Federated Institutional Tax-Free Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Premier Shares (PRM) of the Fund.
Shareholder Fees (fees paid directly from your investment)	PRM
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution (12b-1) Fee	None
Other Expenses	0.15%[1]
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[2]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.15%
1	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its PRM class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged for the PRM class of the Fund. The PRM class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	Under the investment advisory contract, the Adviser is required to reimburse/waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses exceed (after voluntary waivers and reimbursements) 0.45% of the Fund's PRM class average daily net assets. The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's PRM class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 5 business days or less. The Fund will invest its assets so that, distributions of annual interest income are exempt from federal regular income tax. The Fund's investment adviser (“Adviser”) also normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT),
6

such that, distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested, or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of 5 business days or less, typically maintaining a weighted average portfolio maturity of approximately 7 days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds, and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7, the Fund is designated as an “institutional” money market fund and is required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($1.0000). In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
As an institutional money market fund, the Fund will not be limited to institutional investors, but will continue to be available to retail investors as well.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's NAV, delay the payment of redemptions by the Fund, or reduce the Fund's returns include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
7

■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund's Board of Trustees (“Board”)) as its fair market price (“shadow price”). If a security's shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund's NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Floating Net Asset Value Money Market Risk. The Fund will not maintain a constant NAV per share. The value of the Fund's shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
8

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's PRM class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's PRM class highest quarterly return was 0.59% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2015).
Average Annual Total Return Table
The following table represents the Fund's PRM class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.72%
5 Years	0.21%
10 Years	0.36%
The Fund's PRM class 7-Day Net Yield as of December 31, 2017, was 1.51%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's PRM class is generally $5 million and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
Exchanges between the Fund and another Federated fund are not permitted.
9

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts. Income from the Fund also may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
10

What are the Fund's Investment Strategies?
The Fund's investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 5 business days or less. The Fund will invest its assets so that, distributions of its annual interest income are exempt from federal regular income tax. The Fund's investment adviser (“Adviser”) also normally will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT) such that, distributions of annual interest income are also exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested, or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Although the Fund is a money market fund, the net asset value (NAV) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. Although the Fund is a floating net asset value money market fund and its share price will fluctuate, by investing in high quality securities with maturities of 5 business days or less, typically maintaining a weighted average portfolio maturity of approximately 7 days or less and using amortized cost to value such securities when available, the Fund seeks to minimize the volatility of its NAV.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing principally in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will typically: (1) maintain a DWAM of approximately 7 days or less; and (2) maintain a weighted average life (WAL) of approximately 7 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the approximate 7-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940. Rule 2a-7, which regulates money market funds, imposes various requirements on money market funds, including, among others, regulations related to maturity, credit quality and diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities (including, for example, securities subject to the federal AMT) or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
11

What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
12

Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. However, issues are available in the marketplace that are not subject to the AMT due to qualifying tax rules.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may impact the Fund's NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
13

Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
14

Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between
15

the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
Under existing SEC guidance, the Fund will value its individual portfolio securities with remaining maturities of 60 days or less using its amortized cost price when such price is approximately the same (as determined by policies adopted by the Fund's Board) as its shadow price. If a security's shadow price is not approximately the same as its amortized cost price, the Fund will generally use the shadow price to value that security. In such cases, the use of the shadow price could cause the Fund's NAV to fluctuate. See “Floating Net Asset Value Money Market Risk” below.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
Floating Net Asset Value Money Market Risk
The Fund will not maintain a constant NAV per share. The value of the Fund's shares will be calculated to four decimal places and will fluctuate reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
calculation of net asset value
The NAV per share is based on the market value of the investments held by the Fund. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to each class and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund's current NAV and/or public offering price may be found at FederatedInvestors.com, via online news sources and in certain newspapers.
You can purchase or redeem Shares any day the NYSE is open.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed. In calculating its NAV, the Fund generally values investments as follows:
16

■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Board”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) in accordance with “Use of Amortized Cost” below.
You can purchase or redeem Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 1:00 p.m. (Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
USE OF AMORTIZED COST
Under the amortized cost valuation method, an investment is valued at its cost, adjusted for the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily interest income accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily interest income accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
In response to SEC guidance that institutional money market funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the fair market price (“shadow price”) of a portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security's shadow price. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
How is the Fund Sold?
The Fund offers the following Share classes: Institutional Shares and Premier Shares, each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund's Distributor, markets the Shares described in this Prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors or to individuals, directly or through financial intermediaries.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
17

SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The IS class of the Fund will pay no more than 0.05% Service Fees until such time as approved by the Fund's Board of Trustees.
The Fund ‘s Premier Shares have no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The IS class of the Fund will pay no more than 0.05% Account Administration Fees until such time as approved by the Fund's Board of Trustees.
The Fund's Premier Shares have no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares. New investors must submit a completed New Account Form.
The minimum initial investment for the Fund's IS class is generally $500,000. There is no minimum subsequent investment amount.
18

The minimum initial investment for the Fund's PRM class is generally $5 million. There is no minimum subsequent investment amount.
Exchanges between the Fund and other Federated funds are not permitted.
For important account information, see the section “Security and Privacy Protection.”
An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
Currently, certain financial intermediaries serve as agents for the Fund for the purpose of determining the time a trade is received in good order. Where a financial intermediary serves as agent, the order is priced at the Fund's NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by the Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on the Fund's behalf are priced at the Fund's NAV next calculated after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. NAV is determined at 1:00 p.m. If you call the Fund by 1:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend. If you call the Fund after 1:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system the next day, you will be entitled to the next day's trade date and dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
19

By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced using the final NAV calculated on the day the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Online Account Services
Currently, you may view your accounts online through Federated's Shareholder Account Access system once you have registered for access. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated relationship manager to discuss online options available.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem Shares
You should redeem Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
20

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. NAV is determined at 1:00 p.m. The 1:00 p.m. calculation point is intended to facilitate same day settlement. Receipt of a redemption order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 1:00 p.m. Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
By Mail
You may redeem Shares by mailing a written request to the Fund.
Your redemption request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed; and
■	signatures of all shareholders exactly as registered.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
Currently, you may view your accounts online through Federated's Shareholder Account Access system once you have registered for access. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative. Institutional shareholders should speak with their Federated relationship manager to discuss online options available.
21

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
CERTAIN SPECIAL LIMITATIONS AFFECTING REDEMPTIONS
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend
22

redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR.
If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem shares once the redemption gate has been lifted will need to submit a new redemption request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% of its assets on a business day, the Fund may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the independent Trustees. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Systematic Withdrawal Program
You may automatically redeem Shares. The minimum amount for all new or revised systematic redemptions of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
23

ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
Investors are able to view accounts online but online transactions are not permitted.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.
24

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions cause the account balance to fall below:
■	$500,000 for the IS class;
■	$5 million for the PRM class.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099-DIV and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.
Redemptions are taxable sales. When the NAV of the Fund's shares varies from $1.0000 per share, shareholders will realize a gain or loss upon the sale or redemption of such Fund shares. Any gain resulting from the redemption of Fund shares generally will be taxable to you as either short-term or long-term capital gain, depending on how long you held your shares in the Fund. Please consult your tax adviser regarding your federal, state and local tax liability.
25

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage
26

commissions, expenses of registering or qualifying the Fund and its Shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
27

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 10/31/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net investment income	0.0059	0.0020
Net realized gain on investments	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0059	0.0020
Less Distributions:
Distributions from net investment income	(0.0059)	(0.0020)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return[2]	0.59%	0.20%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%[3]
Net investment income	0.59%	0.54%[3]
Expense waiver/reimbursement[4]	0.20%	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$301,268	$231,159
1	Reflects operations for the period from February 26, 2016 (date of initial public investment) to October 31, 2016.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
28

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0064	0.0020	—	—	—
Net realized gain (loss) on investments	—	(0.0000)[1]	0.000[2]	—	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0064	0.0020	0.000[2]	—	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0064)	(0.0020)	—	—	—
Distributions from net realized gain on investments	—	(0.0000)[1]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0064)	(0.0020)	—	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.0000	$1.00	$1.00	$1.00
Total Return[3]	0.64%	0.25%	0.00%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%	0.14%	0.12%	0.16%	0.21%
Net investment income	0.65%	0.26%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.20%	0.36%	0.61%	0.55%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$254,460	$155,223	$59,784	$52,973	$66,331
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
29

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for the impact of changes in contractual expense limitations) and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any other fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED INSTITUTIONAL TAX-FREE CASH TRUST - IS CLASS
ANNUAL EXPENSE RATIO: 0.40%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$40.92	$10,460.00
2	$10,460.00	$523.00	$10,983.00	$42.80	$10,941.16
3	$10,941.16	$547.06	$11,488.22	$44.77	$11,444.45
4	$11,444.45	$572.22	$12,016.67	$46.83	$11,970.89
5	$11,970.89	$598.54	$12,569.43	$48.98	$12,521.55
6	$12,521.55	$626.08	$13,147.63	$51.24	$13,097.54
7	$13,097.54	$654.88	$13,752.42	$53.60	$13,700.03
8	$13,700.03	$685.00	$14,385.03	$56.06	$14,330.23
9	$14,330.23	$716.51	$15,046.74	$58.64	$14,989.42
10	$14,989.42	$749.47	$15,738.89	$61.34	$15,678.93
Cumulative		$6,172.76		$505.18

FEDERATED INSTITUTIONAL TAX-FREE CASH TRUST - PRM CLASS
ANNUAL EXPENSE RATIO: 0.35%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$35.81	$10,465.00
2	$10,465.00	$523.25	$10,988.25	$37.48	$10,951.62
3	$10,951.62	$547.58	$11,499.20	$39.22	$11,460.87
4	$11,460.87	$573.04	$12,033.91	$41.05	$11,993.80
5	$11,993.80	$599.69	$12,593.49	$42.95	$12,551.51
6	$12,551.51	$627.58	$13,179.09	$44.95	$13,135.16
7	$13,135.16	$656.76	$13,791.92	$47.04	$13,745.94
8	$13,745.94	$687.30	$14,433.24	$49.23	$14,385.13
9	$14,385.13	$719.26	$15,104.39	$51.52	$15,054.04
10	$15,054.04	$752.70	$15,806.74	$53.91	$15,754.05
Cumulative		$6,187.16		$443.16
30

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919486
CUSIP 60934N666
Q452732 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
Ticker GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity by investing in a portfolio of high-quality Georgia tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information
Federated Georgia Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.57%
Total Annual Fund Operating Expenses[1]	0.87%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.53%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit“) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$89
3 Years	$278
5 Years	$482
10 Years	$1,073
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests primarily in a portfolio of high-quality Georgia tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax and Georgia state income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
1

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Georgia state income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
2

■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Georgia Risk. Because the Fund will invest a significant portion of its assets in securities of Georgia issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Georgia's credit strength is based on its disciplined financial operations, low debt burden and broad-based economy. Georgia's economy is relatively diversified across broad-based manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade and service industries. Any downturn in these industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 0.59% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.42%
5 Years	0.12%
10 Years	0.31%
The Fund's 7-Day Net Yield as of December 31, 2017, was 1.16%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's Shares is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
4

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Georgia taxes, to the extent derived from Georgia tax-exempt investments and eligible for tax-exempt treatment under Georgia law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments also may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
What are the Fund's Investment Strategies?
The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality Georgia tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that normally, distributions of annual interest income are exempt from federal regular income tax and Georgia state income tax. Interest from the Fund's investments may be subject to AMT.
Federated Investment Management Company (“Adviser”) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable-rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Georgia state income tax. This policy may not be changed without shareholder approval.
5

TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent
6

company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. The Fund may invest in bonds the interest on which is subject to AMT.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
7

TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
8

Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
9

RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
GEORGIA RISK
Since the Fund invests primarily in issuers from Georgia, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. Georgia's credit strength is based on its disciplined financial operations, low debt burden and broad-based economy. Georgia's economy is relatively diversified across broad-based manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade and service industries. Any downturn in these industries may adversely affect the economy of the state. The Fund's performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
10

What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). Please note that certain purchase restrictions may apply. The Fund may not be a suitable investment for retirement plans or for non-Georgia taxpayers because it invests in Georgia tax-exempt securities. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
11

NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment for Fund Shares is generally $10,000. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
12

The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
13

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
14

DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
15

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
16

The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
17

Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
18

Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
19

Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $10,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Georgia taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and
20

remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
21

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.35%	0.11%	0.01%	0.02%	0.03%
Ratios to Average Net Assets:
Net expenses	0.53%	0.32%[3]	0.12%	0.13%	0.19%
Net investment income	0.35%	0.05%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.44%	0.64%	0.79%	0.78%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,551	$98,313	$168,721	$180,311	$196,010
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
22

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED GEORGIA MUNICIPAL CASH TRUST
ANNUAL EXPENSE RATIO: 0.87%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$88.80	$10,413.00
2	$10,413.00	$520.65	$10,933.65	$92.46	$10,843.06
3	$10,843.06	$542.15	$11,385.21	$96.28	$11,290.88
4	$11,290.88	$564.54	$11,855.42	$100.26	$11,757.19
5	$11,757.19	$587.86	$12,345.05	$104.40	$12,242.76
6	$12,242.76	$612.14	$12,854.90	$108.71	$12,748.39
7	$12,748.39	$637.42	$13,385.81	$113.20	$13,274.90
8	$13,274.90	$663.75	$13,938.65	$117.88	$13,823.15
9	$13,823.15	$691.16	$14,514.31	$122.74	$14,394.05
10	$14,394.05	$719.70	$15,113.75	$127.81	$14,988.52
Cumulative		$6,039.37		$1,072.54
23

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N328
G01204-01 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal by investing in a portfolio of high-quality Massachusetts tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information–Wealth Shares
Federated Massachusetts Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.
The Fund's investment objective is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Wealth Shares (WS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses[2,3]	0.33%
Total Annual Fund Operating Expenses[1]	0.63%
Fee Waivers and/or Expense Reimbursements[1,4]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.36%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Because the WS class is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
3	The Fund may incur or charge shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the WS class of the Fund. The WS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
4	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786
1

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Massachusetts tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Massachusetts regular personal income tax. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
2

■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Massachusetts Risk. Because the Fund will invest a significant portion of its assets in securities of Massachusetts issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Massachusetts' credit strength is based on its high wealth levels and broad-based economy which is relatively diversified across the manufacturing, trade, finance, insurance and real estate and services sectors. Any downturn in these sectors may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Service Shares (SS), offered by the Fund. The total returns for the SS class are disclosed below because the WS class did not commence operations until November 6, 2017. The total returns for the WS class would be substantially similar to the annual returns for the SS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the two classes do not have the same expenses. It is anticipated that the expenses of the WS class will be lower than those of the SS class, accordingly, the performance of the WS class is anticipated to be higher than the performance of the SS class.
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 0.55% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.29%
5 Years	0.10%
10 Years	0.27%
The Fund's WS and SS class 7-Day Net Yield as of December 31, 2017, was 1.18% and 0.93%, respectively. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's WS class is generally $25,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
4

You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Massachusetts taxes, to the extent derived from Massachusetts tax-exempt investments and eligible for tax-exempt treatment under Massachusetts law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Fund Summary Information–Service Shares
Federated Massachusetts Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.
The Fund's investment objective is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.58%
Total Annual Fund Operating Expenses[1]	0.88%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.61%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.61% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$90
3 Years	$281
5 Years	$488
10 Years	$1,084
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Massachusetts tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Massachusetts regular personal income tax. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for
6

example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
7

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Massachusetts Risk. Because the Fund will invest a significant portion of its assets in securities of Massachusetts issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Massachusetts' credit strength is based on its high wealth levels and broad-based economy which is relatively diversified across the manufacturing, trade, finance, insurance and real estate and services sectors. Any downturn in these sectors may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
8

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 0.55% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.29%
5 Years	0.10%
10 Years	0.27%
The Fund's SS class 7-Day Net Yield as of December 31, 2017, was 0.93%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
9

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Massachusetts taxes, to the extent derived from Massachusetts tax-exempt investments and eligible for tax-exempt treatment under Massachusetts law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
10

Fund Summary Information–Cash Series Shares
Federated Massachusetts Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.
The Fund's investment objective is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares (CS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.60%
Other Expenses	0.58%
Total Annual Fund Operating Expenses[1]	1.48%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.46)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$151
3 Years	$468
5 Years	$808
10 Years	$1,768
11

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Massachusetts tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Massachusetts regular personal income tax. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
12

■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Massachusetts Risk. Because the Fund will invest a significant portion of its assets in securities of Massachusetts issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Massachusetts' credit strength is based on its high wealth levels and broad-based economy which is relatively diversified across the manufacturing, trade, finance, insurance and real estate and services sectors. Any downturn in these sectors may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

13

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CS class highest quarterly return was 0.45% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2017).
Average Annual Total Return Table
The following table represents the Fund's CS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.03%
5 Years	0.04%
10 Years	0.18%
The Fund's CS class 7-Day Net Yield as of December 31, 2017, was 0.52%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CS class is generally $1,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
14

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Massachusetts taxes, to the extent derived from Massachusetts tax-exempt investments and eligible for tax-exempt treatment under Massachusetts law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
15

What are the Fund's Investment Strategies?
The Fund's investment objective is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality Massachusetts tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Massachusetts regular personal income tax. Federated Investment Management Company (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that, normally, distributions of annual interest income also are exempt from AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities, or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance.
The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
The Fund seeks to invest in securities that present minimal credit risk based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. This policy may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objective.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the
16

security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. However, issues are available in the marketplace that are not subject to AMT due to qualifying tax rules.
17

Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
18

ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
19

Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
20

RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
MASSACHUSETTS RISK
Since the Fund invests primarily in issuers from Massachusetts, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. Massachusetts' credit strength is based on its improving financial position, high wealth levels and broad-based economy. Massachusetts' economy is relatively diversified across the manufacturing, trade, finance, insurance and real estate and services sectors. Any downturn in these sectors may adversely affect the economy of the state.
Since the Fund invests primarily in issuers from Massachusetts, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The
21

information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Cash Series Shares(CS), Service Shares(SS) and Wealth Shares (WS), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in Massachusetts tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
CS Class
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.60% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's CS Class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
22

RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount for the CS class is generally $1,000 and there is no minimum subsequent investment amount.
The minimum initial investment amount for the SS class is generally $10,000 and there is no minimum subsequent investment amount.
The minimum initial investment amount for the WS class is generally $25,000 and there is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund
23

hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
24

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
25

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
26

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
27

You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
28

Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
SS & CS Classes
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
SS & CS Classes
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
29

ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
30

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund may establish alternative days for payment of dividends each month at the election of your financial intermediary's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■	$1,000 for the CS class;
■	$10,000 for the SS class;
■	$25,000 for the WS class.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Massachusetts taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
31

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
32

A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
As the WS class first fiscal year will end on October 31, 2018, audited fiscal year end information is not available as of the date of this prospectus.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
33

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.25%	0.07%	0.05%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.61%	0.32%[3]	0.12%	0.13%	0.20%
Net investment income	0.20%	0.03%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.37%	0.57%	0.74%	0.70%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,886	$71,785	$115,844	$151,956	$199,034
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.32% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
34

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.04%	0.05%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses	0.81%	0.35%[3]	0.12%	0.13%	0.21%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.77%	1.14%	1.35%	1.32%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,818	$60,767	$80,123	$62,657	$60,291
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
35

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED MASSACHUSETTS MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.63%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$64.38	$10,437.00
2	$10,437.00	$521.85	$10,958.85	$67.19	$10,893.10
3	$10,893.10	$544.66	$11,437.76	$70.13	$11,369.13
4	$11,369.13	$568.46	$11,937.59	$73.19	$11,865.96
5	$11,865.96	$593.30	$12,459.26	$76.39	$12,384.50
6	$12,384.50	$619.23	$13,003.73	$79.73	$12,925.70
7	$12,925.70	$646.29	$13,571.99	$83.21	$13,490.55
8	$13,490.55	$674.53	$14,165.08	$86.85	$14,080.09
9	$14,080.09	$704.00	$14,784.09	$90.64	$14,695.39
10	$14,695.39	$734.77	$15,430.16	$94.60	$15,337.58
Cumulative		$6,107.09		$786.31

FEDERATED MASSACHUSETTS MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 0.88%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$89.81	$10,412.00
2	$10,412.00	$520.60	$10,932.60	$93.51	$10,840.97
3	$10,840.97	$542.05	$11,383.02	$97.37	$11,287.62
4	$11,287.62	$564.38	$11,852.00	$101.38	$11,752.67
5	$11,752.67	$587.63	$12,340.30	$105.55	$12,236.88
6	$12,236.88	$611.84	$12,848.72	$109.90	$12,741.04
7	$12,741.04	$637.05	$13,378.09	$114.43	$13,265.97
8	$13,265.97	$663.30	$13,929.27	$119.15	$13,812.53
9	$13,812.53	$690.63	$14,503.16	$124.05	$14,381.61
10	$14,381.61	$719.08	$15,100.69	$129.17	$14,974.13
Cumulative		$6,036.56		$1,084.32

36

FEDERATED MASSACHUSETTS MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.48%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$150.60	$10,352.00
2	$10,352.00	$517.60	$10,869.60	$155.91	$10,716.39
3	$10,716.39	$535.82	$11,252.21	$161.39	$11,093.61
4	$11,093.61	$554.68	$11,648.29	$167.08	$11,484.11
5	$11,484.11	$574.21	$12,058.32	$172.96	$11,888.35
6	$11,888.35	$594.42	$12,482.77	$179.04	$12,306.82
7	$12,306.82	$615.34	$12,922.16	$185.35	$12,740.02
8	$12,740.02	$637.00	$13,377.02	$191.87	$13,188.47
9	$13,188.47	$659.42	$13,847.89	$198.62	$13,652.70
10	$13,652.70	$682.64	$14,335.34	$205.62	$14,133.28
Cumulative		$5,871.13		$1,768.44
37

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919387
CUSIP 60934N518
CUSIP 608919882
31509 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX	Cash Series | FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal by investing in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information–Wealth Shares
Federated New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Wealth Shares (WS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.26%[2]
Total Annual Fund Operating Expenses[1]	0.56%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.32%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund may incur or charge shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the WS class of the Fund. The WS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose
1

interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
2

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. New York's economy is relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's WS class highest quarterly return was 0.66% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended March 31, 2016).
Average Annual Total Return Table
The following table represents the Fund's WS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.64%
5 Years	0.18%
10 Years	0.41%
The Fund's WS class 7-Day Net Yield as of December 31, 2017, was 1.24%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's WS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
4

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Fund Summary Information–Service Shares
Federated New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.51%
Total Annual Fund Operating Expenses[1]	1.06%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.52)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.54%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.54% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$108
3 Years	$337
5 Years	$585
10 Years	$1,294
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in
6

certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
7

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. New York's economy is relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

8

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 0.61% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.42%
5 Years	0.11%
10 Years	0.31%
The Fund's SS class 7-Day Net Yield as of December 31, 2017, was 1.02%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
9

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
10

Fund Summary Information–Cash II Shares
Federated New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares (CII) of the Fund.
Shareholder Fees (fees paid directly from your investment)	CII
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses[1]	1.07%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.30) %
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.77% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,306
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in
11

certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
12

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. New York's economy is relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

13

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CII class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CII class highest quarterly return was 0.55% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's CII class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.19%
5 Years	0.05%
10 Years	0.23%
The Fund's CII class 7-Day Net Yield as of December 31, 2017, was 0.79%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CII class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
14

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
15

Fund Summary Information–Cash Series Shares
Federated New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares (CS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.60%
Other Expenses	0.51%
Total Annual Fund Operating Expenses[1]	1.41%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$144
3 Years	$446
5 Years	$771
10 Years	$1,691
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in
16

certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
17

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. New York's economy is relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

18

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CS class highest quarterly return was 0.49% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2017).
Average Annual Total Return Table
The following table represents the Fund's CS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.04%
5 Years	0.02%
10 Years	0.18%
The Fund's CS class 7-Day Net Yield as of December 31, 2017, was 0.54%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
19

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
20

What are the Fund's Investment Strategies?
The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) AMT, such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities, or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested, or may invest the Fund's assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
21

TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. However, certain issues are available in the marketplace that are not subject to the AMT due to qualifying tax rules.
22

Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
23

ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
24

Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
25

RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
New York Risk
Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. New York's budget is chronically late and requires special spending measures. This process can cause delays in state-aid funding to localities.
The economy of New York State and New York City are relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
Since the Fund invests primarily in issuers from New York, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The
26

information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII) and Cash Series Shares (CS), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
SS, CII & CS Classes
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.25% for Cash II and Service Shares and 0.60% for Cash Series Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
27

RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount for the CII, CS, SS and WS classes is generally $10,000. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies
28

and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
29

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
30

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
31

By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
32

Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
33

Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
34

Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
35

The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $10,000 for the CII, CS, SS and WS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the New York taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
36

Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
37

Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
38

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.56%	0.16%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.32%	0.22%[3]	0.12%	0.13%	0.20%
Net investment income	0.58%	0.10%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.34%	0.40%	0.48%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,061	$70,496	$215,975	$260,579	$268,137
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
39

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	0.06%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.54%	0.30%[3]	0.12%	0.13%	0.20%
Net investment income	0.35%	0.02%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.62%	0.79%	0.96%	0.92%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,510	$35,692	$194,225	$183,805	$197,712
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.30% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
40

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.76%	0.29%[3]	0.12%	0.13%	0.20%
Net investment income	0.13%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.41%	0.81%	0.98%	0.95%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,982	$8,457	$65,870	$103,961	$101,130
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.29% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
41

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.86%	0.36%[3]	0.12%	0.13%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.65%	1.11%	1.33%	1.30%	1.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,388	$172,288	$285,077	$314,108	$324,637
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
42

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED NEW YORK MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.56%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

FEDERATED NEW YORK MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 1.06%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.09	$10,394.00
2	$10,394.00	$519.70	$10,913.70	$112.35	$10,803.52
3	$10,803.52	$540.18	$11,343.70	$116.77	$11,229.18
4	$11,229.18	$561.46	$11,790.64	$121.37	$11,671.61
5	$11,671.61	$583.58	$12,255.19	$126.16	$12,131.47
6	$12,131.47	$606.57	$12,738.04	$131.13	$12,609.45
7	$12,609.45	$630.47	$13,239.92	$136.29	$13,106.26
8	$13,106.26	$655.31	$13,761.57	$141.66	$13,622.65
9	$13,622.65	$681.13	$14,303.78	$147.24	$14,159.38
10	$14,159.38	$707.97	$14,867.35	$153.05	$14,717.26
Cumulative		$5,986.37		$1,294.11

43

FEDERATED NEW YORK MUNICIPAL CASH TRUST - CII CLASS
ANNUAL EXPENSE RATIO: 1.07%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$109.10	$10,393.00
2	$10,393.00	$519.65	$10,912.65	$113.39	$10,801.44
3	$10,801.44	$540.07	$11,341.51	$117.85	$11,225.94
4	$11,225.94	$561.30	$11,787.24	$122.48	$11,667.12
5	$11,667.12	$583.36	$12,250.48	$127.29	$12,125.64
6	$12,125.64	$606.28	$12,731.92	$132.29	$12,602.18
7	$12,602.18	$630.11	$13,232.29	$137.49	$13,097.45
8	$13,097.45	$654.87	$13,752.32	$142.90	$13,612.18
9	$13,612.18	$680.61	$14,292.79	$148.51	$14,147.14
10	$14,147.14	$707.36	$14,854.50	$154.35	$14,703.12
Cumulative		$5,983.61		$1,305.65

FEDERATED NEW YORK MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.41%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$143.53	$10,359.00
2	$10,359.00	$517.95	$10,876.95	$148.68	$10,730.89
3	$10,730.89	$536.54	$11,267.43	$154.02	$11,116.13
4	$11,116.13	$555.81	$11,671.94	$159.55	$11,515.20
5	$11,515.20	$575.76	$12,090.96	$165.28	$11,928.60
6	$11,928.60	$596.43	$12,525.03	$171.21	$12,356.84
7	$12,356.84	$617.84	$12,974.68	$177.36	$12,800.45
8	$12,800.45	$640.02	$13,440.47	$183.73	$13,259.99
9	$13,259.99	$663.00	$13,922.99	$190.32	$13,736.02
10	$13,736.02	$686.80	$14,422.82	$197.15	$14,229.14
Cumulative		$5,890.15		$1,690.83
44

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919858
CUSIP 60934N294
CUSIP 60934N310
CUSIP 608919866
31511 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
Share Class | Ticker	Wealth | NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal by investing in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information
Federated New York Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Wealth Shares (WS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.26%[2]
Total Annual Fund Operating Expenses[1]	0.56%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.32%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund may incur or charge shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the WS class of the Fund. The WS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose
1

interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested or may invest the Fund's assets in securities the interest from which may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with Fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds) or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
2

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	New York Risk. Because the Fund will invest a significant portion of its assets in securities of New York issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. New York's economy is relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's WS class highest quarterly return was 0.66% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended March 31, 2016).
Average Annual Total Return Table
The following table represents the Fund's WS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.64%
5 Years	0.18%
10 Years	0.41%
The Fund's WS class 7-Day Net Yield as of December 31, 2017, was 1.24%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's WS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
4

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for New York taxes, to the extent derived from New York tax-exempt investments and eligible for tax-exempt treatment under New York law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
What are the Fund's Investment Strategies?
The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality New York tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. The Fund's investment adviser (“Adviser”) also normally (except as discussed in this Prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) AMT, such that, normally, distributions of annual interest income also are exempt from the AMT. However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or other tax-exempt securities, or there are advantageous market conditions, or if there are changes in the tax laws relating to AMT), to pursue the Fund's investment objective, the Adviser may leave a portion of the Fund's assets uninvested, or may invest the Fund's assets in securities, the interest from which, may be subject to AMT, state and/or federal income tax. These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), or another event or circumstance. The Fund's Adviser actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with appropriate risk-adjusted returns.
The Fund seeks to invest in securities that present minimal credit risk, based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
5

Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. These policies may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
6

Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. However, issues are available in the marketplace that are not subject to the AMT due to qualifying tax rules.
Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
7

Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
8

RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable (including, for example, under the AMT).
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
9

CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
New York Risk
Since the Fund invests primarily in issuers from New York, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. New York's budget is chronically late and requires special spending measures. This process can cause delays in state-aid funding to localities.
The economy of New York State and New York City are relatively diversified across the finance, insurance, real estate and services sectors. Any downturn in these sectors or related industries may adversely affect the economy of the state.
Since the Fund invests primarily in issuers from New York, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend
10

redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS), Cash II Shares (CII) and Cash Series Shares (CS), each representing interests in a single portfolio of securities. This Prospectus relates only to the WS class. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions apply. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in New York tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
11

SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment for Fund Shares is generally $10,000. There is no minimum subsequent investment amount.
12

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
13

If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
14

How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
15

Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
16

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
17

If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
18

DEBIT CARD
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
19

The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $10,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the New York taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
20

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
21

Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
22

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.56%	0.16%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.32%	0.22%[3]	0.12%	0.13%	0.20%
Net investment income	0.58%	0.10%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.34%	0.40%	0.48%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$111,061	$70,496	$215,975	$260,579	$268,137
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.22% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
23

Appendix A: Hypothetical Investment and Expense Information
The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED NEW YORK MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.56%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45
24

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 608919858
31516 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal by investing in a portfolio of high-quality Pennsylvania tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information–Wealth Shares
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Wealth Shares (WS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	WS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.37%[2]
Total Annual Fund Operating Expenses[1]	0.67%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.47%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund may incur or charge shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred or charged by the WS class of the Fund. The WS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.47% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$68
3 Years	$214
5 Years	$373
10 Years	$835
1

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Pennsylvania tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Pennsylvania state dividend and income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
2

■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Pennsylvania Risk. Because the Fund will invest a significant portion of its assets in securities of Pennsylvania issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Pennsylvania's credit strength is based on its good fiscal management, moderate debt position and a diversifying economic base. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and has improved its mixture of technology based businesses, health care services and education services.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's WS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's WS class highest quarterly return was 0.60% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's WS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.52%
5 Years	0.15%
10 Years	0.34%
The Fund's WS class 7-Day Net Yield as of December 31, 2017, was 1.14%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's WS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
4

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Pennsylvania taxes, to the extent derived from Pennsylvania tax-exempt investments and eligible for tax-exempt treatment under Pennsylvania law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Fund Summary Information–Service Shares
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.62%
Total Annual Fund Operating Expenses[1]	0.92%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.67%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$94
3 Years	$293
5 Years	$509
10 Years	$1,131
6

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Pennsylvania tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Pennsylvania state dividend and income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
7

■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Pennsylvania Risk. Because the Fund will invest a significant portion of its assets in securities of Pennsylvania issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Pennsylvania's credit strength is based on its good fiscal management, moderate debt position and a diversifying economic base. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and has improved its mixture of technology based businesses, health care services and education services.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

8

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 0.55% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.32%
5 Years	0.09%
10 Years	0.27%
The Fund's SS class 7-Day Net Yield as of December 31, 2017, was 0.94%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
9

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Pennsylvania taxes, to the extent derived from Pennsylvania tax-exempt investments and eligible for tax-exempt treatment under Pennsylvania law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
10

Fund Summary Information–Cash Series Shares
Federated Pennsylvania Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares (CS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.40%
Other Expenses	0.62%
Total Annual Fund Operating Expenses[1]	1.32%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.06% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$134
3 Years	$418
5 Years	$723
10 Years	$1,590
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Pennsylvania tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
11

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Pennsylvania state dividend and income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
12

■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Pennsylvania Risk. Because the Fund will invest a significant portion of its assets in securities of Pennsylvania issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Pennsylvania's credit strength is based on its good fiscal management, moderate debt position and a diversifying economic base. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and has improved its mixture of technology based businesses, health care services and education services.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
13

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CS class highest quarterly return was 0.45% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended December 31, 2017).
Average Annual Total Return Table
The following table represents the Fund's CS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.10%
5 Years	0.04%
10 Years	0.18%
The Fund's CS class 7-Day Net Yield as of December 31, 2017, was 0.55%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
14

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Pennsylvania taxes, to the extent derived from Pennsylvania tax-exempt investments and eligible for tax-exempt treatment under Pennsylvania law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
15

What are the Fund's Investment Strategies?
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality, Pennsylvania tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Pennsylvania dividend and interest income tax. Interest from the Fund's investments may be subject to AMT.
Federated Investment Management Company (“Adviser”) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk based on the Adviser's assessment of the issuer's credit quality, including the issuer's or guarantor's capacity to meet its financial obligations, among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as (among others): current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Pennsylvania state dividend and income tax. This policy may not be changed without shareholder approval.
TEMPORARY INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the
16

security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. The Fund may invest in bonds the interest on which is subject to AMT.
17

Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
18

ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
19

Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
20

RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
PENNSYLVANIA RISK
Since the Fund invests primarily in issuers from Pennsylvania, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. Pennsylvania's credit strength is based on its good fiscal management, moderate debt position and a diversifying economic base. Pennsylvania's economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and has improved its mixture of technology based businesses, health care services and education services.
Since the Fund invests primarily in issuers from Pennsylvania, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The
21

information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Wealth Shares (WS), Service Shares (SS) and Cash Series (CS) Shares, each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in Pennsylvania tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
CS Class
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.40% for Cash Series Shares of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Cash Series Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The WS class of the Fund has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
22

RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount for the SS, CS and WS classes is generally $10,000. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies
23

and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
24

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
25

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
26

By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
27

Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
28

Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
CS Class & SS Class
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
CS Class & SS Class
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
29

ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
30

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $10,000 for the WS, SS and CS classes.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Pennsylvania taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
31

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
32

A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
33

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.38%	0.13%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.47%	0.31%[3]	0.13%	0.12%	0.22%
Net investment income	0.41%	0.06%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.30%	0.34%	0.49%	0.45%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,371	$10,015	$44,264	$61,114	$79,413
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
34

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.18%	0.09%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.67%	0.31%[3]	0.13%	0.12%	0.22%
Net investment income	0.14%	0.02%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.35%	0.59%	0.74%	0.71%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,442	$30,951	$103,462	$120,457	$120,509
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.31% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
35

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.06%	0.03%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.84%	0.36%[3]	0.13%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.58%	0.94%	1.14%	1.11%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,288	$51,604	$83,856	$90,441	$108,681
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.36% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
36

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in each chart are the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED PENNSYLVANIA MUNICIPAL CASH TRUST - WS CLASS
ANNUAL EXPENSE RATIO: 0.67%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$68.45	$10,433.00
2	$10,433.00	$521.65	$10,954.65	$71.41	$10,884.75
3	$10,884.75	$544.24	$11,428.99	$74.51	$11,356.06
4	$11,356.06	$567.80	$11,923.86	$77.73	$11,847.78
5	$11,847.78	$592.39	$12,440.17	$81.10	$12,360.79
6	$12,360.79	$618.04	$12,978.83	$84.61	$12,896.01
7	$12,896.01	$644.80	$13,540.81	$88.27	$13,454.41
8	$13,454.41	$672.72	$14,127.13	$92.10	$14,036.99
9	$14,036.99	$701.85	$14,738.84	$96.08	$14,644.79
10	$14,644.79	$732.24	$15,377.03	$100.24	$15,278.91
Cumulative		$6,095.73		$834.50

FEDERATED PENNSYLVANIA MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 0.92%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$93.88	$10,408.00
2	$10,408.00	$520.40	$10,928.40	$97.71	$10,832.65
3	$10,832.65	$541.63	$11,374.28	$101.69	$11,274.62
4	$11,274.62	$563.73	$11,838.35	$105.84	$11,734.62
5	$11,734.62	$586.73	$12,321.35	$110.16	$12,213.39
6	$12,213.39	$610.67	$12,824.06	$114.66	$12,711.70
7	$12,711.70	$635.59	$13,347.29	$119.33	$13,230.34
8	$13,230.34	$661.52	$13,891.86	$124.20	$13,770.14
9	$13,770.14	$688.51	$14,458.65	$129.27	$14,331.96
10	$14,331.96	$716.60	$15,048.56	$134.54	$14,916.70
Cumulative		$6,025.38		$1,131.28

37

FEDERATED PENNSYLVANIA MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.32%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$134.43	$10,368.00
2	$10,368.00	$518.40	$10,886.40	$139.38	$10,749.54
3	$10,749.54	$537.48	$11,287.02	$144.50	$11,145.12
4	$11,145.12	$557.26	$11,702.38	$149.82	$11,555.26
5	$11,555.26	$577.76	$12,133.02	$155.34	$11,980.49
6	$11,980.49	$599.02	$12,579.51	$161.05	$12,421.37
7	$12,421.37	$621.07	$13,042.44	$166.98	$12,878.48
8	$12,878.48	$643.92	$13,522.40	$173.12	$13,352.41
9	$13,352.41	$667.62	$14,020.03	$179.49	$13,843.78
10	$13,843.78	$692.19	$14,535.97	$186.10	$14,353.23
Cumulative		$5,914.72		$1,590.21
38

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N534
CUSIP 60934N542
CUSIP 60934N526
46107 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Prospectus
February 28, 2018
The information contained herein relates to all classes of the Fund's Shares, as listed below, unless otherwise noted.
Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
A money market mutual fund seeking to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal by investing in a portfolio of high-quality Virginia tax-exempt securities maturing in 397 days or less.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Fund Summary Information–Service Shares
Federated Virginia Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	None
Other Expenses	0.55%
Total Annual Fund Operating Expenses[1]	0.85%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.66%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.66% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049
1

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Virginia tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Virginia dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
2

■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Virginia Risk. Because the Fund will invest a significant portion of its assets in securities of Virginia issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Virginia's credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia's economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 0.52% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended June 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's SS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.26%
5 Years	0.09%
10 Years	0.26%
The Fund's SS class 7-Day Net Yield as of December 31, 2017, was 0.99%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's SS class is generally $10,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
4

Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Virginia taxes, to the extent derived from Virginia tax-exempt investments and eligible for tax-exempt treatment under Virginia law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
5

Fund Summary Information–Cash Series Shares
Federated Virginia Municipal Cash Trust (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares (CS) of the Fund.
Shareholder Fees (fees paid directly from your investment)	CS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%
Distribution (12b-1) Fee	0.60%
Other Expenses	0.54%
Total Annual Fund Operating Expenses[1]	1.44%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$147
3 Years	$456
5 Years	$787
10 Years	$1,724
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund's Main Investment Strategies?
The Fund invests primarily in a portfolio of high-quality Virginia tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Virginia dividend and interest income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals (AMT).
6

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.
In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax. The Fund's investment adviser may invest in securities subject to the AMT in an attempt to seek appropriate risk adjusted returns and provide diversification.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. This policy may not be changed without shareholder approval.
What are the Main Risks of Investing in the Fund?
Pursuant to Rule 2a-7 the Fund is designated as a “retail” money market fund and is permitted to use amortized cost to value its portfolio securities and to transact at a stable $1.00 net asset value. As a retail money market fund, the Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. In addition, the Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines that such liquidity fees or redemption gates are in the best interest of the Fund.
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
■	Tax-Exempt Securities Risk. The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities.
■	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
■	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■	Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
■	Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■	Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
■	Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■	Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
7

■	Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■	Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit.
■	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
■	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
■	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
■	Virginia Risk. Because the Fund will invest a significant portion of its assets in securities of Virginia issuers, an investment in the Fund may involve additional risks compared to a fully diversified money market fund that invests in multiple states, and the Fund's performance also may be negatively impacted by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. Virginia's credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia's economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.
■	Fees & Gates Risk. The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
■	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
8

Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's CS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

Within the periods shown in the bar chart, the Fund's CS class highest quarterly return was 0.43% (quarter ended March 31, 2008). Its lowest quarterly return was 0.00% (quarter ended September 30, 2016).
Average Annual Total Return Table
The following table represents the Fund's CS class Average Annual Total Returns for the calendar period ended December 31, 2017.
Calendar Period	Fund
1 Year	0.04%
5 Years	0.04%
10 Years	0.17%
The Fund's CS class 7-Day Net Yield as of December 31, 2017, was 0.60%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
FUND MANAGEMENT
The Fund's Investment Adviser is Federated Investment Management Company.
Purchase and Sale of Fund Shares
The minimum initial investment amount for the Fund's CS class is generally $1,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board.
Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
9

TAX INFORMATION
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be tax exempt. Dividends may be subject to state and local taxes (except for Virginia taxes, to the extent derived from Virginia tax-exempt investments and eligible for tax-exempt treatment under Virginia law). Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Interest from the Fund's investments may be subject to AMT.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
10

What are the Fund's Investment Strategies?
The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.
The Fund invests primarily in a portfolio of high-quality Virginia tax-exempt securities maturing in 397 days or less. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax and Virginia dividend and interest income tax. Interest from the Fund's investments may be subject to AMT.
Federated Investment Management Company (“Adviser”) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments, including securities subject to the AMT with appropriate risk-adjusted returns. The Adviser also may invest in securities subject to the AMT in an attempt to provide diversification.
In response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may leave a portion of the Fund's assets uninvested, or may invest in securities subject to state and/or federal income tax.
The Fund seeks to invest in securities that present minimal credit risk based on the Adviser's assessment of the issuer's credit quality including the issuer's or guarantor's capacity to meet its financial obligations among other factors.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook and the tax-exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this Prospectus and in the Fund's Statement of Additional Information (SAI). The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
The Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which the Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund's ability to invest in Adjustable Rate Securities.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. This policy may not be changed without shareholder approval.
Temporary Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent fail to meet its investment objectives.
What are the Fund's Principal Investments?
The following provides general information on the Fund's principal investments. The Fund's Statement of Additional Information (SAI) provides information about the Fund's non-principal investments and may provide additional information about the Fund's principal investments.
TAX-EXEMPT SECURITIES
Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the
11

security, normally within a specified time. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement. The following describes the principal types of tax-exempt securities in which the Fund may invest:
Variable Rate Demand Instruments (A Type of Tax-Exempt Security)
Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. Some variable rate demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider's obligation to repurchase the security. Other variable rate demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider's obligation to repurchase the security can terminate. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments that may be invested in by the Fund, referred to as “synthetic” variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.
Municipal Notes (A Type of Tax-Exempt Security)
Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.
General Obligation Bonds (A Type of Tax-Exempt Security)
General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
Special Revenue Bonds (A Type of Tax-Exempt Security)
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds, or in certain cases, may result in a reduction in payments received in respect of the bonds.
Private Activity Bonds (A Type of Special Revenue Bond)
Private activity bonds are special revenue bonds used to finance private projects. A certain percentage of the proceeds from a private activity bond is used for a private business use or a certain percentage of the debt service regarding a private activity bond is paid directly or indirectly from a private business use. A private business use is a trade or business carried on by any person or entity other than a governmental unit. Private activity bonds are secured primarily by revenues derived from loan repayments or lease payments due from the private entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to cover interest and principal payments on the bonds. The bonds would be payable from the company's loan payments, and generally not from any other revenues of the municipality. Therefore, any default of the loan normally would result in a default on the bonds.
Types of private activity bonds include, for example: bonds issued to obtain funds to provide water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating and cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, certain airports, docks, wharves and mass transportation facilities and qualified mortgages; qualified student loan bonds; qualified redevelopment bonds; and bonds used for certain organizations exempt from federal income taxation (qualified 501(c)(3) bonds).
The interest on many types of private activity bonds is subject to the AMT. The Fund may invest in bonds the interest on which is subject to AMT.
12

Tax-Exempt Commercial Paper (A Type of Tax-Exempt Security)
Tax-exempt commercial paper is an obligation issued by a tax-exempt issuer with a maturity of generally less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, and if there is not another available source of liquidity, its commercial paper may default or there may be a reduction in payments received in repayment of the tax-exempt commercial paper.
Credit Enhancement
The Fund may invest in tax-exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security. The Adviser evaluates credit enhancements based on its own credit assessment standards and analysis.
Investing in Securities of Other Investment Companies
The Fund may invest its assets in shares of other investment companies as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These investments may include shares of an affiliated money market fund or preferred shares of a closed-end fund that are eligible for purchase by money market funds (generally, because such preferred shares are structured as unconditional demand instruments with a third-party Demand Provider). Other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.
Minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required.
What are the Specific Risks of Investing in the Fund?
The following provides general information on the risks associated with the Fund's principal investments. These are the primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund or reduce the Fund's daily dividends. Any additional risks associated with the Fund's non-principal investments are described in the Fund's SAI. The Fund's SAI also may provide additional information about the risks associated with the Fund's principal investments.
TAX-EXEMPT SECURITIES RISK
The securities in which the Fund invests may include those issued by state or local governments, other political subdivisions or authorities, or directly or indirectly supported by taxes, assessments, tolls, fees or other revenue collected by or otherwise derived from or through such issuers. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund's investments in tax-exempt securities. Legal, economic, political or other developments may raise impairments (such as, for example, limitations under applicable law on the issuer's authority to raise taxes, prolonged budgetary processes, declining real estate values or declining tax revenues) to such issuer's budgetary flexibility, liquidity and ability to satisfy its obligations. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
13

ISSUER Credit Risk
It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
Many fixed-income securities (including tax-exempt securities) receive credit ratings from NRSROs such as Fitch Rating Service, Moody's Investor Services, Inc. and Standard & Poor's that assign ratings to securities by assessing the likelihood of an issuer and/or guarantor default. Higher credit ratings correspond to lower perceived credit risk and lower credit ratings correspond to higher perceived credit risk. Credit ratings may be upgraded or downgraded from time to time as an NRSRO's assessment of the financial condition of a party obligated to make payments with respect to such securities and credit risk changes. The impact of any credit rating downgrade can be uncertain. Credit rating downgrades may lead to increased interest rates and volatility in financial markets, which in turn could negatively affect the value of the Fund's portfolio holdings, its share price and its investment performance. Credit ratings are not a guarantee of quality. Credit ratings may lag behind the current financial conditions of the issuer and/or guarantor and do not provide assurance against default or other loss of money. Credit ratings do not protect against a decline in the value of a security. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. Ratings are just one factor that the Adviser considers in its credit assessment and analysis.
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline if interest rates remain unchanged.
COUNTERPARTY CREDIT RISK
Counterparty credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
RISK RELATED TO THE ECONOMY
The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity and/or other potentially adverse effects in the financial markets, including the fixed-income market. The commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets, including the fixed-income markets, may contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects which could negatively impact the Fund's performance. For example, the value of certain portfolio securities may rise or fall in response to changes in interest rates, which could result from a change in government policies, and has the potential to cause investors to move out of certain portfolio securities, including fixed-income securities, on a large scale. This may increase redemptions from funds that hold large amounts of certain securities and may result in decreased liquidity and increased volatility in the financial markets. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.
Interest Rate Risk
Prices of fixed-income securities (including tax-exempt securities) rise and fall in response to changes in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
Certain of the Fund's investments may also be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities. With respect to the Fund's investments described in the preceding sentence, the value of such Fund investments may be negatively affected (or positively affected) when the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities.
14

Call Risk
Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.
Sector Risk
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by businesses with similar characteristics or by issuers located in the same state. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities. Developments affecting companies with similar characteristics might include changes in interest rates, changes in economic cycles affecting credit losses and regulatory changes.
TAX RISK
In order to pay interest that is exempt from federal or state/local regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal, state or local tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax or AMT. Consult your tax professional for more information.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. An inability to sell portfolio securities may result from adverse market developments or investor perceptions regarding the portfolio securities. While the Fund endeavors to maintain a high level of liquidity in its portfolio so that it can satisfy redemption requests, the Fund's ability to sell portfolio securities can deteriorate rapidly due to credit events affecting particular issuers or credit enhancement providers, or due to general market conditions and a lack of willing buyers.
CREDIT ENHANCEMENT RISK
The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Fund against losses caused by declines in a security's value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, a security credit enhanced by such credit enhancement provider also may be downgraded.
A single enhancement provider may provide credit enhancement to more than one of the Fund's investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund, as the Fund may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.
RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
15

RISK ASSOCIATED WITH USE OF AMORTIZED COST
In the unlikely event that the Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results, including, but not limited to, considering suspending redemption of Shares and liquidating the Fund under Rule 22e-3 under the Investment Company Act of 1940.
ADDITIONAL FACTORS AFFECTING YIELD
There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable NAV. The Fund's yield could also be negatively affected (both in absolute terms and as compared to other money market funds) by aspects of its investment program (for example, its investment policies, strategies or limitations) or its operational policies (for example, its cut-off time for purchases and redemptions of Shares).
VIRGINIA RISK
Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to a money market fund that invests in multiple states. Virginia's credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia's economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.
Since the Fund invests primarily in issuers from Virginia, its performance also may be negatively affected by other local, state or regional factors. For example, natural disasters may affect the creditworthiness of municipal issuers or otherwise disrupt the local, state or regional economy or certain sectors of the economy. However, to counter the government and defense declines, Virginia has actively and successfully pursued economic diversification, focusing particularly on high technology, trade and tourism.
Fees & Gates Risk
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. In addition, if the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such a fee is not in the best interests of the Fund.
technology Risk
The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
What Do Shares Cost?
CALCULATION OF NET ASSET VALUE
The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Fund calculates a market-based NAV per Share on a periodic basis. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If the Fund declares a Special Trading Day, information regarding shareholder trading activities
16

for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally, 4:00 p.m.) Eastern time each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
How is the Fund Sold?
The Fund's Distributor, Federated Securities Corp., markets the Shares described in this Prospectus only to accounts beneficially owned by natural persons (“Eligible Accounts”). The Fund offers the following Share classes: Service Shares (SS) and Cash Series Shares (CS), each representing interests in a single portfolio of securities. All Share classes have different expenses which affect their performance. Please note that certain purchase restrictions may apply.
Under the Distributor's Contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (“Federated”).
The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in Virginia tax-exempt securities.
A shareholder in the Fund's Shares may convert their Shares at net asset value to any other share class of the Fund if the shareholder meets the investment minimum and eligibility requirements for the share class into which the conversion is sought, as applicable. Such conversion of classes should not result in a realization event for tax purposes. Contact your financial intermediary or call 1-800-341-7400 to convert your Shares.
Payments to Financial Intermediaries
The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
RULE 12b-1 FEES
CS Class
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.60% for CS Class of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's CS Class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
SERVICE FEES
The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
17

RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to the Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
NETWORKING FEES
The Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to the Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay, out of its own resources, amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's Prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds, within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided, as well as about fees and/or commissions it charges.
How to Purchase Shares
You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.
For important account information, see the section “Security and Privacy Protection.”
The minimum initial investment amount is generally $1,000 for the CS class. There is no minimum subsequent investment amount.
The minimum initial investment amount is generally $10,000 for the SS class. There is no minimum subsequent investment amount.
Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.
The Fund operates as a retail money market fund. Accordingly, only accounts beneficially owned by natural persons (“Eligible Accounts”) may be invested in the Fund. Examples of Eligible Accounts include accounts owned by individuals who have been issued a social security number, individuals holding accounts through omnibus accounts and natural persons investing through certain tax-advantaged accounts and trusts. These tax-advantaged accounts and trusts may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estate of natural persons; or certain other retirement and investment accounts, notwithstanding having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Pursuant to relief granted by the SEC, the Fund hereby notifies investors that it may redeem accounts that are not Eligible Accounts. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be
18

invested in the Fund. Further, financial intermediaries may only submit purchase orders, if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.
The Fund will not accept new accounts that are not Eligible Accounts. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption. The Fund has adopted policies and procedures such that the Fund will be able: (a) to limit the beneficial owners of shares to natural persons; and (b) to allow the Fund to impose liquidity fees and temporarily suspend redemptions.
THROUGH A FINANCIAL INTERMEDIARY
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may purchase Shares by calling the Fund at 1-800-341-7400.
Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 1:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.
Send your wire to:
State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
BNF: 23026552
Attention: Federated EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on your designated settlement date, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.
You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.
By Mail
You may purchase Shares by sending your check payable to The Federated Funds at the following address:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
19

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks) or involving temporary checks or credit card checks.
Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).
By Direct Deposit
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Fund by either calling a Client Service Representative at 1-800-341-7400; or by completing the Payroll Deduction/Direct Deposit Form, which is available on FederatedInvestors.com under Customer Service/Find a Form. You will receive a confirmation when this service is available.
THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund provided that you meet any shareholder eligibility and minimum initial investment requirements for the Shares to be purchased (if applicable), both accounts have identical registrations, and you must receive a prospectus for the fund in which you wish to exchange.
By Online Account Services
You may access your accounts online to purchase shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
BY SYSTEMATIC INVESTMENT PROGRAM (SIP)
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.
BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.
How to Redeem and Exchange Shares
You should redeem or exchange Shares:
■	through a financial intermediary if you purchased Shares through a financial intermediary; or
■	directly from the Fund if you purchased Shares directly from the Fund.
Redemption proceeds normally are wired or mailed within one business day after receiving a timely request in proper form. Depending upon the method of payment, when shareholders receive redemption proceeds can differ. Payment may be delayed for up to seven days under certain circumstances (see “Limitations on Redemption Proceeds”).
For important account information, see the section “Security and Privacy Protection.”
THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
20

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.
If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.
DIRECTLY FROM THE FUND
By Telephone
You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by noon Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.
If you call the Fund after noon Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.
By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.
Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.
Send requests by mail to:
The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
The Federated Funds
30 Dan Road
Canton, MA 02021-2809
All requests must include:
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your financial intermediary or the Fund if you need special instructions.
Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	transferring into another fund with a different shareholder registration.
A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.
21

By Online Account Services
You may access your accounts online to redeem or exchange shares through Federated's Shareholder Account Access system once you have registered for access. Online transactions may be subject to certain limitations including limitations as to the amount of the transaction. For more information about the services available through Shareholder Account Access, please visit www.FederatedInvestors.com and select “My Investments,” or call (800) 245-4770 to speak with a Client Service Representative.
PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
■	An electronic transfer to your account at a financial institution that is an ACH member; or
■	Wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
Methods the Fund May Use to Meet Redemption Requests
The Fund intends to pay Share redemptions in cash. To ensure that the Fund has cash to meet Share redemptions on any day, the Fund typically expects to hold a cash or cash equivalent reserve or sell portfolio securities.
In unusual or stressed circumstances, the Fund may generate cash in the following ways:
■	Inter-fund Borrowing and Lending. The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Inter-fund borrowing and lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less.
■	Redemption in Kind. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by an “in-kind” distribution of the Fund's portfolio securities. Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period. Redemptions in kind are made consistent with the procedures adopted by the Fund's Board, which generally include distributions of a pro rata share of the Fund's portfolio assets.
LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
■	to allow your purchase to clear (as discussed below);
■	during periods of market volatility;
■	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
■	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
■	when the NYSE is closed, other than customary weekend and holiday closings;
■	when trading on the NYSE is restricted, as determined by the SEC;
■	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
■	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
You will not accrue interest or dividends on uncashed redemption checks from the Fund when checks are undeliverable and returned to the Fund.
22

Certain special LIMITATIONS affecting REDEMPTIONs
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of its NAV determinations. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service (IRS), the Fund will re-visit the applicable tax treatment of liquidity fees when they are received.
In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
23

Purchase orders received by the Fund after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
Involuntary Redemptions
The Fund operates as a retail money market fund. Accordingly, only Eligible Accounts may be invested in the Fund. Accounts that are not Eligible Accounts are not permitted to invest in the Fund and will be redeemed in accordance with policies and procedures adopted by the Fund's Board. Financial intermediaries will be required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to be invested in the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to Eligible Accounts. Financial intermediaries may be required by the Fund or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Neither the Fund nor the Adviser will be responsible for any loss of income in an investor's account or tax liability resulting from an involuntary redemption.
EXCHANGE PRIVILEGE
You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except shares of Federated Institutional Prime 60 Day Fund, Federated Institutional Money Market Management, Federated Institutional Prime Obligations Fund, Federated Institutional Tax-Free Cash Trust, Federated Institutional Prime Value Obligations Fund, Class A Shares of Federated Government Reserves Fund and Class R Shares of any Fund.
To do this, you must:
■	meet any applicable shareholder eligibility requirements;
■	ensure that the account registrations are identical;
■	meet any applicable minimum initial investment requirements; and
■	receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund reserves the right to reject any request to purchase or exchange Shares. The Fund may modify or terminate the exchange privilege at any time.
Systematic Withdrawal/Exchange Program
You may automatically redeem or exchange Shares. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
CHECKWRITING
CS Class & SS Class
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
CS Class & SS Class
Effective September 30, 2016, the Fund began to reject new applications for a debit card. However, existing Fund shareholders who have a debit card will be permitted to continue to use it and, upon expiration of the debit card, will be permitted to renew the card. Debit card service is not transferable; it is applicable only to the account associated with the debit card service as of September 30, 2016. Shareholders with debit cards will continue to be subject to an annual service fee which the Fund will automatically deduct from their account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.
24

ADDITIONAL CONDITIONS
Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.
Security and Privacy Protection
ONLINE ACCOUNT and TELEPHONE ACCESS SECURITY
Federated Investors, Inc. will not be responsible for losses that result from unauthorized transactions, unless Federated does not follow procedures designed to verify your identity. When initiating a transaction by telephone or online, shareholders should be aware that any person with access to your account and other personal information including PINs (Personal Identification Numbers) may be able to submit instructions by telephone or online. Shareholders are responsible for protecting their identity by using strong usernames and complex passwords which utilize combinations of mixed case letters, numbers and symbols, and change passwords and PINs frequently.
Using Federated's Account Access website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the risks. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. The Transfer Agent has adopted security procedures to confirm that internet instructions are genuine. The Transfer Agent will also send you written confirmation of share transactions. The Transfer Agent, the Fund and any of its affiliates will not be liable for losses or expenses that occur from fraudulent Internet instructions reasonably believed to be genuine.
The Transfer Agent or the Fund will employ reasonable procedures to confirm that telephone transaction requests are genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you written confirmation, or requiring other confirmation security procedures. The Transfer Agent, the Fund and any of its affiliates will not be liable for relying on instructions submitted by telephone that the Fund reasonably believes to be genuine.
ANTI-MONEY LAUNDERING COMPLIANCE
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each new customer who opens a Fund account and to determine whether such person's name appears on governmental lists of known or suspected terrorists or terrorist organizations. Pursuant to the requirements under the USA PATRIOT Act, the information obtained will be used for compliance with the USA PATRIOT Act or other applicable laws, regulations and rules in connection with money laundering, terrorism or other illicit activities.
Information required includes your name, residential or business address, date of birth (for an individual), and other information that identifies you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required information is not provided. If, after reasonable effort, the Fund is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially suspicious, fraudulent or criminal activity, the Fund reserves the right to close your account and redeem your shares at the next calculated NAV without your permission. Any applicable contingent deferred sales charge (CDSC) will be assessed upon redemption of your shares.
The Fund has a strict policy designed to protect the privacy of your personal information. A copy of Federated Investors' privacy policy notice was given to you at the time you opened your account. The Fund sends a copy of the privacy notice to you annually. You may also obtain the privacy notice by calling the Fund, or through Federated Investors' website.
Account and Share Information
ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.
25

DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders.
The Fund does not expect to realize any capital gains or losses. However, the Fund may realize capital gains on certain securities, such as synthetic variable rate demand instruments, that may be redeemed in certain circumstances at a premium to their face value. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
See “Tax Information” below for information on the tax consequences of the Fund realizing a capital gain.
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notifications by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if Shares are held directly with the Fund) or to the shareholder's financial intermediary (if Shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder's specific rights and responsibilities under his or her state's escheatment law(s), which can generally be found on a state's official website.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below:
■	$1,000 for the CS class; and
■	$10,000 for the SS class.
Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
TAX INFORMATION
The Fund sends an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from the Virginia taxes to the extent they are derived from interest on obligations exempt from such taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
26

FREQUENT TRADING POLICIES
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual and Semi-Annual Shareholder Reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
In addition, from time to time (for example, during periods of unusual market conditions), additional information regarding the Fund's portfolio holdings and/or composition may be posted to Federated's website. If and when such information is posted, its availability will be noted on, and the information will be accessible from, the home page of the website.
Who Manages the Fund?
The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 108 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $397.6 billion in assets as of December 31, 2017. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 8,500 investment professionals and institutions.
The Adviser advises approximately 76 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $237.0 billion in assets as of December 31, 2017.
27

ADVISORY FEES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets. Prior to February 28, 2018, the annual investment advisory fee was 0.40%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Risk/Return Summary: Fees and Expenses” table found in the “Fund Summary” section of the Prospectus.
A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's annual and semi-annual shareholder reports for the periods ended October 31 and April 30, respectively.
Financial Information
FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
28

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.25%	0.06%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.66%	0.33%[3]	0.09%	0.10%	0.16%
Net investment income	0.17%	0.03%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.29%	0.57%	0.79%	0.77%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,573	$118,843	$165,877	$204,803	$229,563
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.33% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
29

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.03%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.81%	0.35%[3]	0.09%	0.10%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.73%	1.15%	1.39%	1.38%	1.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,565	$96,705	$109,464	$145,799	$126,265
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2016, was 0.35% after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2017, which can be obtained free of charge.
30

Appendix A: Hypothetical Investment and Expense Information
The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The charts show the estimated expenses that would be incurred in respect of a hypothetical investment, of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.
FEDERATED VIRGINIA MUNICIPAL CASH TRUST - SS CLASS
ANNUAL EXPENSE RATIO: 0.85%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
2	$10,415.00	$520.75	$10,935.75	$90.36	$10,847.22
3	$10,847.22	$542.36	$11,389.58	$94.11	$11,297.38
4	$11,297.38	$564.87	$11,862.25	$98.02	$11,766.22
5	$11,766.22	$588.31	$12,354.53	$102.09	$12,254.52
6	$12,254.52	$612.73	$12,867.25	$106.32	$12,763.08
7	$12,763.08	$638.15	$13,401.23	$110.74	$13,292.75
8	$13,292.75	$664.64	$13,957.39	$115.33	$13,844.40
9	$13,844.40	$692.22	$14,536.62	$120.12	$14,418.94
10	$14,418.94	$720.95	$15,139.89	$125.10	$15,017.33
Cumulative		$6,044.98		$1,048.95

FEDERATED VIRGINIA MUNICIPAL CASH TRUST - CS CLASS
ANNUAL EXPENSE RATIO: 1.44%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$146.56	$10,356.00
2	$10,356.00	$517.80	$10,873.80	$151.78	$10,724.67
3	$10,724.67	$536.23	$11,260.90	$157.18	$11,106.47
4	$11,106.47	$555.32	$11,661.79	$162.78	$11,501.86
5	$11,501.86	$575.09	$12,076.95	$168.57	$11,911.33
6	$11,911.33	$595.57	$12,506.90	$174.58	$12,335.37
7	$12,335.37	$616.77	$12,952.14	$180.79	$12,774.51
8	$12,774.51	$638.73	$13,413.24	$187.23	$13,229.28
9	$13,229.28	$661.46	$13,890.74	$193.89	$13,700.24
10	$13,700.24	$685.01	$14,385.25	$200.80	$14,187.97
Cumulative		$5,881.98		$1,724.16
31

An SAI dated February 28, 2018, is incorporated by reference into this Prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.
These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.
You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549. Call 1-202-551-8090 for information on the Public Reference Room's operations and copying fees.
Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-5950
CUSIP 60934N245
CUSIP 608919825
31512 (2/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Statement of Additional Information
February 28, 2018
Shares | Ticker	Wealth | CAIXX	Service | CACXX	Cash II | CALXX
	Cash Series | CCSXX	Capital | CCCXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated California Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
12	Share Information
13	Tax Information
13	Who Manages and Provides Services to the Fund?
25	Financial Information
25	Investment Ratings
28	Addresses
29	Appendix A
30	Appendix B - California State Risk
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
G00329-02 (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer a separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (“Board”) has established five classes of shares of the Fund, known as Service Shares, Wealth Shares, Cash II Shares, Capital Shares and Cash Series Shares (“Shares”). Effective October 27, 2017, the Fund's outstanding Investment Shares were converted to Cash II Shares and, immediately thereafter, the Investment Shares class was terminated. This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as reverse repurchase agreements or when-issued and delayed delivery transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and California state income tax.
The fundamental investment objective and policies may not be changed by the Board without shareholder approval.
INVESTMENT LIMITATIONS
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
5

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute “concentration.”
6

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
7

Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (CASH II SHARES AND CASH SERIES SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
8

Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund's Wealth Share Class, the Wealth Share Class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share Class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share Class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
9

For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC

10

Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
11

In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: Hilltop Securities Inc., Dallas, TX, owned approximately 117,179,388 Shares (77.35%); Band and Co, Milwaukee, WI, owned approximately 16,079,211 Shares (10.61%); and SEI Private Trust Co., Oaks, PA, owned approximately 11,913,819 Shares (7.86%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 132,181,306 Shares (64.86%); and Raymond James, St. Petersburg, FL, owned approximately 11,848,053 Shares (5.81%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 10,147,580 Shares (96.69%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 44,568,065 Shares (94.52%).
As of February 8, 2018, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Capital Shares: Pershing LLC, Jersey City, NJ, owned approximately 85,937,811 Shares (95.86%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the state of Delaware and is a subsidiary of Morgan Stanley; organized in the state of Delaware.
Pershing is organized in the state of New Jersey and is a subsidiary of The Bank of New York Mellon, organized in the state of New York.
Hilltop Securities Inc. is organized in the state of Delaware and is a subsidiary of Hilltop Holdings Inc. organized in the state of Delaware.
12

Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
State Taxes
Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.
Dividends of the Fund are not exempt from the California taxes payable by corporations.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 30 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of each Class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
13

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$402.34	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$402.34	$275,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$402.34	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$365.77	$250,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$438.93	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$365.77	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$365.77	$250,000
16

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials
17

concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$75.91	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$75.91	$49,907.08
James F. Will	$75.91	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
18

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2017
Interested Board Member Name	Dollar Range of Shares Owned in Federated California Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
19

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
20

On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
21

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
22

■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
23

Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
24

Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$1,542,188	$2,434,544	$2,486,456
Advisory Fee Waived	$1,148,184	$2,217,736	$2,486,456
Net Administrative Fee	$304,280	$475,954	$486,484
Net 12b-1 Fee:
Investment Shares	$4,450	$4,168	$0
Cash II Shares	$9,955	$16,483	$0
Cash Series Shares	$269,916	$122,712	$0
Net Shareholder Services Fee:
Investment Shares	$4,850	$2,395	$0
Service Shares	$371,237	$249,222	$0
Cash II Shares	$16,373	$8,154	$0
Capital Shares	$59,002	$56,139	$0
Cash Series Shares	$36,087	$5,646	$0
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated California Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
25

AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
26

AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated California Municipal Cash Trust
Wealth Shares
Service Shares
Cash II Shares
Cash Series Shares
Capital Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29

Appendix B - California State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
CALIFORNIA
Information as of February 1, 2018
Special Considerations Relating to California
Population and Economy of the State
The State of California (the “State” or “California”) is by far the most populous state in the nation, over 48 percent larger than the second-ranked state, according to the 2010 U.S. Census data. The 2017 estimate of the State's population is 39.7 million, which is 12 percent of the total United States population.
California's economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. The California economy continues to benefit from broad-based growth.
The U.S. economy is in its eighth year of expansion from the recession that officially ended in 2009. Strengthening demand is driving the current U.S. expansion, and this has had positive implications for state and local budgets. The unemployment rate has fallen, even though long-term unemployment (those unemployed for 27 weeks or more) remains elevated. The State's unemployment rate in September 2017 (seasonally adjusted) was 5.1 percent, compared to 4.2 percent nationally.
The housing market showed mixed results during the first half of the 2016-17 fiscal year. As of December 2016, home prices were up 4 percent relative to prices during the same period one year earlier, but the number of sales had decreased by 0.6 percent from the level observed in December 2015. New residential construction also leveled off in the first half of the 2016-17 fiscal year. The number of permits for new residential units increased to an annual pace of just under 100,000 units as of December 2016, an increase of 1.9 percent compared to the same period one year earlier.
Recent State Budget Issues
Budget deficits had recurred from year-to-year for over a decade prior to the 2013-14 fiscal year. In addition, the State's revenues (particularly the personal income tax) can be volatile and correlate to the overall economic conditions. During the last recession, the State experienced a significant economic downturn and the State tax revenues declined precipitously, resulting in budget deficits in the tens of billions of dollars.
California's budget challenges have been exacerbated by an unprecedented level of debts, deferrals, and budgetary obligations accumulated over the prior decade, although the State has paid down a substantial amount of these debts in the past several years. In addition, the State faces hundreds of billions of dollars in other long-term cost pressures, debts and liabilities, including State retiree pension and health care costs. As the State's economy has recovered, the State has paid off billions of dollars of budgetary borrowings, debts and deferrals which were accumulated in order to balance budgets during the previous recession and years prior.
The passage of Proposition 2 in November 2014 gives the State a means to seek to avoid repeating the prior boom-and-bust cycles. Proposition 2 takes into account the State's heavy dependence on the performance of the stock market and the resulting capital gains. Under Proposition 2, upswings in personal income taxes derived from capital gains will be deposited in the Budget Stabilization Account (BSA) and used to pay off certain of the State's debts and limits.
Beginning with fiscal year 2015-16, Proposition 2 prompted several requirements. For example, the maximum size to be reserved in the BSA is set at 10 percent of the General Fund revenues, with the excess earmarked for infrastructure, including deferred maintenance. In addition, Proposition 2 requires that the State provide a multi-year budget forecast to help better manage the State's longer-term finances. The 2017-2018 Budget supplements the BSA with an additional $1.8 billion deposit–bringing the fund's balance to $8.5 billion next year, or 66 percent of its constitutional target.
30

Fiscal Year 2017-18 State Budget
The 2017-18 Budget, including the 2017 Budget Act, was enacted on June 27, 2017. General Fund revenues and transfers for fiscal year 2017-18 are projected at $125.8 billion, an increase of $7.3 billion or 6.2 percent compared with revised estimates for fiscal year 2016-17. General Fund expenditures for fiscal year 2017-18 are projected at $125.1 billion, an increase of $3.6 billion or 3.0 percent compared with revised estimates for fiscal year 2016-17. The 2017-18 Budget also includes special fund expenditures of $54.9 billion and bond fund expenditures of $3.3 billion.
The 2017-18 Budget also includes major General Fund expenditures for K-12 education, higher education, health and human services, and corrections and rehabilitation. For K-12 education, the Budget includes funding of $54.2 billion for fiscal year 2017-18, of which $53.5 billion is from the General Fund (both Non-Proposition 98 and Proposition 98), $0.109 billion is from special funds and $0.658 billion is from bond funds. For higher education, the Budget includes funding of $15.4 billion for fiscal year 2017-18, of which $14.9 billion is from the General Fund (both Non-Proposition 98 and Proposition 98 expenditures), $0.177 billion is from special funds and $0.327 billion is from bond funds, for the University of California, California State University and the community colleges. For health and human services, the Budget includes funding of $60.3 billion for fiscal year 2017-18, of which $34.8 billion is from the General Fund and $25.5 billion is from special funds. For corrections and rehabilitation, the Budget includes funding of $13.9 billion for fiscal year 2017-18, of which $11.2 billion is from the General Fund and $2.7 billion is from special funds.
Ratings
As of December 2017, the following ratings for California general obligation bonds have been received from Moody's Investors Service, Inc. (“Moody's”), Standard & Poor's Ratings Services (“S&P”) and Fitch Ratings, Inc. (“Fitch”):
Fitch	Moody's	S&P
AA-	Aa3	AA-
These ratings are among the lowest of any of the 50 states. These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.
Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.
Local Governments
General. The primary units of local government in California are the 58 counties, which range in population from approximately 1,150 in Alpine County to over 10.2 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. Spending and revenues collected by the State or by local government has shifted over the past decades.
The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.
In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the State Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.
The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 and Proposition 22 in 2010 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between former Governor Schwarzenegger and local government officials (the “State-local agreement”) in connection with the 2004 Budget Act.
31

As part of the State-local agreement, voters at the November 2004 election approved Proposition 1A, which amended the State Constitution to, among other items, reduce the State Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues. Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004 and prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process.
In addition, the 2011 Budget Act included a major realignment of public safety programs from the State to local governments. The realignment was designed to move program and fiscal responsibility to the level of government that can best provide the service, eliminate duplication of effort, generate savings, and increase flexibility. The implementation of the Community Corrections Grant Program authorized by the 2011 Budget Act moved lower-level offenders from State prisons to county supervision and reduced the number of parole violators in the State's prisons. Other realigned programs include local public safety programs, mental health, substance abuse, foster care, child welfare services, and adult protective services. It is funded through two sources: (i) a State special fund sales tax of 1.0625 percent and (ii) vehicle license fees. The 2017-18 Budget includes $114.6 million to continue this successful program. In November 2016, the voters approved Proposition 57, which reforms the juvenile and adult criminal justice system in California by creating a parole consideration process for non‑violent offenders who have served the full term for their primary criminal offense in state prison. Overall, the 2017-18 Budget estimates that Proposition 57 will result in net savings of $38.8 million in 2017-18, growing to net savings of approximately $186 million in 2020-21.
Proposition 26, approved by voters in 2010, specifies that a two-thirds vote of both houses of the State Legislature is required for any increase in any tax on any taxpayer, thereby eliminating the prior practice where a tax increase coupled with a tax reduction could be adopted by a majority vote. It also provides that any increase in a fee beyond the amount needed to provide the specific service or benefit is deemed a tax requiring two-thirds vote.
Proposition 98, enacted in 1988, directs a minimum portion of General Fund revenues to support K-12 schools and community colleges. In 2002, the voters approved Proposition 49, which requires the State to expand funding for before and after school programs in the State's public elementary, middle and junior high schools. Since fiscal year 2006-07, these after school programs have been funded at $550 million annually. These funds are part of the Proposition 98 minimum funding guarantee for K-14 education and expenditures can only be reduced in certain low revenue years.
State of California Finances
The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond and other funds. The General Fund consists of revenues received by the State Treasury and is not required by law to be credited to any fund; earnings from the investment of State moneys are not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of California. The State's major revenue sources are from personal income tax, sales and use tax, and corporation tax.
Retirement Liabilities
The State participates in two principal retirement systems, CalPERS and CalSTRS. In each case, the State makes annual contributions from the General Fund, and additional contributions are made by other employers which are part of the systems, and by employees. The State's annual contribution to CalPERS is determined by the CalPERS Board of Administration, and depends upon a variety of factors, including future investment performance, actuarial assumptions, and additional potential changes in retirement benefits. The State's annual contribution to CalSTRS is set by statute, and the CalSTRS Board has limited authority to adjust the State's contribution. The State has always made its mandatory contributions. For fiscal year 2017-18, the State's contribution to CalPERS is $5.2 billion and its contribution to CalSTRS is $2.8 billion. Both systems currently have unfunded liabilities in the tens of billions of dollars, and both systems have taken steps in recent years to address these gaps (such as by lowering the estimated investment return on system assets), which will result in increased State contributions in future years.
Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives
California's fiscal year begins on July 1st and ends on June 30th of the following year. Under California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the State Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor's Budget”). Under State law and the State Constitution, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected resources for the ensuing fiscal year. Following the submission of the Governor's Budget, the State Legislature takes up the proposal.
32

As required by the Balanced Budget Amendment (“Proposition 58”) adopted by the voters in 2004, beginning with fiscal year 2004-05, the State Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and beginning fund balances at the time of the passage and as set forth in the budget bill. Proposition 58 also provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. Proposition 58 prohibits the use of general obligation bonds, revenue bonds, and certain other forms of borrowing to cover fiscal year end budget deficits. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants), or (ii) inter-fund borrowings.
Under the State Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the State Legislature and signed by the Governor. Pursuant to Proposition 25, enacted in 2010, the Budget Act (and other appropriation bills/“trailer bills” which are part of a budget package) must be approved by a majority vote of each House of the State Legislature, rather than the previously required two-thirds vote, and legislators must forfeit their pay if the State Legislature fails to pass the budget bill on time. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the State Legislature.
Appropriations also may be included in legislation other than the Budget Act. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.
In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise California's taxes, have restricted the use of California's General Fund or special fund revenues, or have otherwise limited the State Legislature and Governor's discretion in enacting budgets. Other examples of constraints on the budget process include Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues), Proposition 63 (imposing a 1 percent tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the State Legislature or the Governor from redirecting funds now used for mental health services), Proposition 30 (transferring 1.0625 percent of the State sales tax to local governments to fund realignment), and Proposition 39 (requiring corporations to base their State tax liability on sales in California).
Litigation
The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.
Additional Information
The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject. Information regarding the State's financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California.
33
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Wealth | CAIXX

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated California Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
11	Share Information
12	Tax Information
13	Who Manages and Provides Services to the Fund?
25	Financial Information
25	Investment Ratings
28	Addresses
29	Appendix A
30	Appendix B - California State Risk
Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
39950 (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer a separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (“Board”) has established five classes of shares of the Fund, known as Service Shares, Wealth Shares, Cash II Shares, Capital Shares and Cash Series Shares (“Shares”). Effective October 27, 2017, the Fund's outstanding Investment Shares were converted to Cash II Shares and, immediately thereafter, the Investment Shares class was terminated. This SAI relates to Wealth Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as reverse repurchase agreements or when-issued and delayed delivery transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and California state income tax or so that 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and California state income tax.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and California state income tax.
The fundamental investment objective and policies may not be changed by the Board without shareholder approval.
INVESTMENT LIMITATIONS
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
5

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the “1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the Securities Act of 1933.
Additional Information
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute “concentration.”
6

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
7

Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
8

Regarding the Fund's Wealth Share class, the Wealth Share class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC

9

Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
10

Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have
11

identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: Hilltop Securities Inc., Dallas, TX, owned approximately 117,179,388 Shares (77.35%); Band and Co, Milwaukee, WI, owned approximately 16,079,211 Shares (10.61%); and SEI Private Trust Co., Oaks, PA, owned approximately 11,913,819 Shares (7.86%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 132,181,306 Shares (64.86%); and Raymond James, St. Petersburg, FL, owned approximately 11,848,053 Shares (5.81%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 10,147,580 Shares (96.69%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 44,568,065 Shares (94.52%).
As of February 8, 2018, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Capital Shares: Pershing LLC, Jersey City, NJ, owned approximately 85,937,811 Shares (95.86%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the state of Delaware and is a subsidiary of Morgan Stanley; organized in the state of Delaware.
Pershing is organized in the state of New Jersey and is a subsidiary of The Bank of New York Mellon, organized in the state of New York.
Hilltop Securities Inc. is organized in the state of Delaware and is a subsidiary of Hilltop Holdings Inc. organized in the state of Delaware.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
12

State Taxes
Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.
Dividends of the Fund are not exempt from the California taxes payable by corporations.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 30 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
13

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$402.34	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$402.34	$275,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$402.34	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$365.77	$250,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$438.93	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$365.77	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$365.77	$250,000
16

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials
17

concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$75.91	$50,000.00
Peter E. Madden[2]	$737.92	$310,000
Robert J. Nicholson	$75.91	$49,907.08
James F. Will	$75.91	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
18

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2017
Interested Board Member Name	Dollar Range of Shares Owned in Federated California Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
19

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
20

On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals
21

and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
22

In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to
23

receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$1,542,188	$2,434,544	$2,486,456
Advisory Fee Waived	$1,148,184	$2,217,736	$2,486,456
Net Administrative Fee	$304,280	$475,954	$486,484
24

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated California Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
25

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
26

R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated California Municipal Cash Trust
Wealth Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29

Appendix B - California State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
CALIFORNIA
Information as of February 1, 2018
Special Considerations Relating to California
Population and Economy of the State
The State of California (the “State” or “California”) is by far the most populous state in the nation, over 48 percent larger than the second-ranked state, according to the 2010 U.S. Census data. The 2017 estimate of the State's population is 39.7 million, which is 12 percent of the total United States population.
California's economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy. The California economy continues to benefit from broad-based growth.
The U.S. economy is in its eighth year of expansion from the recession that officially ended in 2009. Strengthening demand is driving the current U.S. expansion, and this has had positive implications for state and local budgets. The unemployment rate has fallen, even though long-term unemployment (those unemployed for 27 weeks or more) remains elevated. The State's unemployment rate in September 2017 (seasonally adjusted) was 5.1 percent, compared to 4.2 percent nationally.
The housing market showed mixed results during the first half of the 2016-17 fiscal year. As of December 2016, home prices were up 4 percent relative to prices during the same period one year earlier, but the number of sales had decreased by 0.6 percent from the level observed in December 2015. New residential construction also leveled off in the first half of the 2016-17 fiscal year. The number of permits for new residential units increased to an annual pace of just under 100,000 units as of December 2016, an increase of 1.9 percent compared to the same period one year earlier.
Recent State Budget Issues
Budget deficits had recurred from year-to-year for over a decade prior to the 2013-14 fiscal year. In addition, the State's revenues (particularly the personal income tax) can be volatile and correlate to the overall economic conditions. During the last recession, the State experienced a significant economic downturn and the State tax revenues declined precipitously, resulting in budget deficits in the tens of billions of dollars.
California's budget challenges have been exacerbated by an unprecedented level of debts, deferrals, and budgetary obligations accumulated over the prior decade, although the State has paid down a substantial amount of these debts in the past several years. In addition, the State faces hundreds of billions of dollars in other long-term cost pressures, debts and liabilities, including State retiree pension and health care costs. As the State's economy has recovered, the State has paid off billions of dollars of budgetary borrowings, debts and deferrals which were accumulated in order to balance budgets during the previous recession and years prior.
The passage of Proposition 2 in November 2014 gives the State a means to seek to avoid repeating the prior boom-and-bust cycles. Proposition 2 takes into account the State's heavy dependence on the performance of the stock market and the resulting capital gains. Under Proposition 2, upswings in personal income taxes derived from capital gains will be deposited in the Budget Stabilization Account (BSA) and used to pay off certain of the State's debts and limits.
Beginning with fiscal year 2015-16, Proposition 2 prompted several requirements. For example, the maximum size to be reserved in the BSA is set at 10 percent of the General Fund revenues, with the excess earmarked for infrastructure, including deferred maintenance. In addition, Proposition 2 requires that the State provide a multi-year budget forecast to help better manage the State's longer-term finances. The 2017-2018 Budget supplements the BSA with an additional $1.8 billion deposit–bringing the fund's balance to $8.5 billion next year, or 66 percent of its constitutional target.
30

Fiscal Year 2017-18 State Budget
The 2017-18 Budget, including the 2017 Budget Act, was enacted on June 27, 2017. General Fund revenues and transfers for fiscal year 2017-18 are projected at $125.8 billion, an increase of $7.3 billion or 6.2 percent compared with revised estimates for fiscal year 2016-17. General Fund expenditures for fiscal year 2017-18 are projected at $125.1 billion, an increase of $3.6 billion or 3.0 percent compared with revised estimates for fiscal year 2016-17. The 2017-18 Budget also includes special fund expenditures of $54.9 billion and bond fund expenditures of $3.3 billion.
The 2017-18 Budget also includes major General Fund expenditures for K-12 education, higher education, health and human services, and corrections and rehabilitation. For K-12 education, the Budget includes funding of $54.2 billion for fiscal year 2017-18, of which $53.5 billion is from the General Fund (both Non-Proposition 98 and Proposition 98), $0.109 billion is from special funds and $0.658 billion is from bond funds. For higher education, the Budget includes funding of $15.4 billion for fiscal year 2017-18, of which $14.9 billion is from the General Fund (both Non-Proposition 98 and Proposition 98 expenditures), $0.177 billion is from special funds and $0.327 billion is from bond funds, for the University of California, California State University and the community colleges. For health and human services, the Budget includes funding of $60.3 billion for fiscal year 2017-18, of which $34.8 billion is from the General Fund and $25.5 billion is from special funds. For corrections and rehabilitation, the Budget includes funding of $13.9 billion for fiscal year 2017-18, of which $11.2 billion is from the General Fund and $2.7 billion is from special funds.
Ratings
As of December 2017, the following ratings for California general obligation bonds have been received from Moody's Investors Service, Inc. (“Moody's”), Standard & Poor's Ratings Services (“S&P”) and Fitch Ratings, Inc. (“Fitch”):
Fitch	Moody's	S&P
AA-	Aa3	AA-
These ratings are among the lowest of any of the 50 states. These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.
Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.
Local Governments
General. The primary units of local government in California are the 58 counties, which range in population from approximately 1,150 in Alpine County to over 10.2 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. Spending and revenues collected by the State or by local government has shifted over the past decades.
The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.
In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the State Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.
The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 and Proposition 22 in 2010 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between former Governor Schwarzenegger and local government officials (the “State-local agreement”) in connection with the 2004 Budget Act.
31

As part of the State-local agreement, voters at the November 2004 election approved Proposition 1A, which amended the State Constitution to, among other items, reduce the State Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues. Proposition 22, adopted on November 2, 2010, supersedes Proposition 1A of 2004 and prohibits any future borrowing by the State from local government funds, and generally prohibits the Legislature from making changes in local government funding sources. Allocation of local transportation funds cannot be changed without an extensive process.
In addition, the 2011 Budget Act included a major realignment of public safety programs from the State to local governments. The realignment was designed to move program and fiscal responsibility to the level of government that can best provide the service, eliminate duplication of effort, generate savings, and increase flexibility. The implementation of the Community Corrections Grant Program authorized by the 2011 Budget Act moved lower-level offenders from State prisons to county supervision and reduced the number of parole violators in the State's prisons. Other realigned programs include local public safety programs, mental health, substance abuse, foster care, child welfare services, and adult protective services. It is funded through two sources: (i) a State special fund sales tax of 1.0625 percent and (ii) vehicle license fees. The 2017-18 Budget includes $114.6 million to continue this successful program. In November 2016, the voters approved Proposition 57, which reforms the juvenile and adult criminal justice system in California by creating a parole consideration process for non‑violent offenders who have served the full term for their primary criminal offense in state prison. Overall, the 2017-18 Budget estimates that Proposition 57 will result in net savings of $38.8 million in 2017-18, growing to net savings of approximately $186 million in 2020-21.
Proposition 26, approved by voters in 2010, specifies that a two-thirds vote of both houses of the State Legislature is required for any increase in any tax on any taxpayer, thereby eliminating the prior practice where a tax increase coupled with a tax reduction could be adopted by a majority vote. It also provides that any increase in a fee beyond the amount needed to provide the specific service or benefit is deemed a tax requiring two-thirds vote.
Proposition 98, enacted in 1988, directs a minimum portion of General Fund revenues to support K-12 schools and community colleges. In 2002, the voters approved Proposition 49, which requires the State to expand funding for before and after school programs in the State's public elementary, middle and junior high schools. Since fiscal year 2006-07, these after school programs have been funded at $550 million annually. These funds are part of the Proposition 98 minimum funding guarantee for K-14 education and expenditures can only be reduced in certain low revenue years.
State of California Finances
The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond and other funds. The General Fund consists of revenues received by the State Treasury and is not required by law to be credited to any fund; earnings from the investment of State moneys are not allocable to another Fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of California. The State's major revenue sources are from personal income tax, sales and use tax, and corporation tax.
Retirement Liabilities
The State participates in two principal retirement systems, CalPERS and CalSTRS. In each case, the State makes annual contributions from the General Fund, and additional contributions are made by other employers which are part of the systems, and by employees. The State's annual contribution to CalPERS is determined by the CalPERS Board of Administration, and depends upon a variety of factors, including future investment performance, actuarial assumptions, and additional potential changes in retirement benefits. The State's annual contribution to CalSTRS is set by statute, and the CalSTRS Board has limited authority to adjust the State's contribution. The State has always made its mandatory contributions. For fiscal year 2017-18, the State's contribution to CalPERS is $5.2 billion and its contribution to CalSTRS is $2.8 billion. Both systems currently have unfunded liabilities in the tens of billions of dollars, and both systems have taken steps in recent years to address these gaps (such as by lowering the estimated investment return on system assets), which will result in increased State contributions in future years.
Constitutional and Statutory Limitations on Taxes and Appropriations; Constraints on the State Budget Process; Future Initiatives
California's fiscal year begins on July 1st and ends on June 30th of the following year. Under California Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure is the annual Budget Act as approved by the State Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor's Budget”). Under State law and the State Constitution, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected resources for the ensuing fiscal year. Following the submission of the Governor's Budget, the State Legislature takes up the proposal.
32

As required by the Balanced Budget Amendment (“Proposition 58”) adopted by the voters in 2004, beginning with fiscal year 2004-05, the State Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and beginning fund balances at the time of the passage and as set forth in the budget bill. Proposition 58 also provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. Proposition 58 prohibits the use of general obligation bonds, revenue bonds, and certain other forms of borrowing to cover fiscal year end budget deficits. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants), or (ii) inter-fund borrowings.
Under the State Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the State Legislature and signed by the Governor. Pursuant to Proposition 25, enacted in 2010, the Budget Act (and other appropriation bills/“trailer bills” which are part of a budget package) must be approved by a majority vote of each House of the State Legislature, rather than the previously required two-thirds vote, and legislators must forfeit their pay if the State Legislature fails to pass the budget bill on time. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the State Legislature.
Appropriations also may be included in legislation other than the Budget Act. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.
In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise California's taxes, have restricted the use of California's General Fund or special fund revenues, or have otherwise limited the State Legislature and Governor's discretion in enacting budgets. Other examples of constraints on the budget process include Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues), Proposition 63 (imposing a 1 percent tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the State Legislature or the Governor from redirecting funds now used for mental health services), Proposition 30 (transferring 1.0625 percent of the State sales tax to local governments to fund realignment), and Proposition 39 (requiring corporations to base their State tax liability on sales in California).
Litigation
The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. The State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict their outcome or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.
Additional Information
The information herein has not been independently verified and constitutes only a brief summary of some of the general factors that may impact certain issuers of municipal bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of municipal bonds held by the Fund are subject. Information regarding the State's financial condition is included in various public documents issued by the State, such as the official statements prepared in connection with the issuance of general obligation bonds of California.
33
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Institutional | FFTXX	Premier | FTFXX

Federated Institutional Tax-Free Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Institutional Tax-Free Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
12	Share Information
13	Tax Information
13	Who Manages and Provides Services to the Fund?
25	Financial Information
25	Investment Ratings
28	Addresses
29	Appendix
Federated Institutional Tax-Free Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
8010414B (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on November 20, 1978, was reorganized as a portfolio of the Trust on November 1, 1999. Effective March 31, 2016, the Fund changed its name to Federated Institutional Tax-Free Cash Trust.
The Board of Trustees has established two classes of shares of the Fund, known as Institutional Shares and Premier Shares (Shares). Effective February 26, 2016, the Fund's original shares were redesignated as Premier Shares. This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as reverse repurchase agreements or when-issued and delayed delivery transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities (including, for example, securities subject to the federal alternative minimum tax for individuals and corporations) and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
2

Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
3

Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Inter-Fund Borrowing AND Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
4

Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in securities the income of which will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.
The fundamental investment objective and policy may not be changed by the Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
5

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may concentrate its investments in short-term tax exempt securities which are guaranteed by the U.S. government, regardless of the location of the issuing municipality. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.
Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Additional Information
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
6

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem shares once the redemption gate has been lifted will need to submit a new redemption request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund. A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect for the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received. If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Unprocessed purchase orders that the Fund receives prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
7

What Do Shares Cost?
DETERMINING MARKET VALUE OF SECURITIES
The NAV per share is based on the market value of the investments held by the Fund. The Fund calculates the NAV of each class by valuing the assets allocated to the Share's class, subtracting the liabilities allocated to each class, and dividing the balance by the number of Shares of the class outstanding. The NAV for each class of Shares may differ due to the variance between the amount of accrued investment income and capital gains or losses allocated to each class and the amount actually distributed to shareholders of each class. The Fund's current NAV and/or public offering price may be found at FederatedInvestors.com, via online news sources and in certain newspapers.
You can purchase or redeem Shares any day the NYSE is open.
When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Board”).
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) in accordance with “Use of Amortized Cost” below.
USE OF AMORTIZED COST
In accordance with SEC guidance, the Fund will price securities with remaining maturities of 60 days or less at amortized cost, provided the amortized cost price is approximately the same as the fair market price (“shadow price”) of such security. Under the amortized cost valuation method, an investment is valued at its cost, adjusted for the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily interest income accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily interest income accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
In response to SEC guidance that institutional money market funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security that utilizes amortized cost to value the security to insure that amortized cost is used to value the security only where it is “approximately the same” as the security's shadow price. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the
8

number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund's IS class, the IS class of the Fund currently does not accrue, pay or incur shareholder services/account administration fees in excess of 0.05%, although the Board of Trustees has approved the IS class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
Regarding the Fund's PRM class, the PRM class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the PRM class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The PRM class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
9

ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
10

Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
11

In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Premier Shares: Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 142,652,522 Shares (47.67%); Midhill Hilltop National Bank–Trust Department, Casper, WY, owned approximately 38,200,075 Shares (12.76%); Key Bank NA, Brooklyn, OH, owned approximately 15,154,668 Shares (5.06%); and The Northern Trust Corporation Agent, Chicago, IL, owned approximately 15,107,629 Shares (5.04%).
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Band & Co., Milwaukee, WI, owned approximately 185,210,111 Shares (51.47%); Wells Fargo Clearing Services LLC, St. Louis, MO, owned approximately 116,001,343 Shares (32.23%); and Wm. Rainey Harper College/2009 Bonds, owned approximately 21,606,945 Shares (6.00%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Morgan Stanley Smith Barney is organized in the state of Delaware and is a subsidiary of Morgan Stanley; organized in the state of Delaware.
Band & Co. is a subsidiary of U.S. Bank NA organized in the state of Wisconsin.
Wells Fargo Clearing Services LLC is organized in the state of Delaware and is a subsidiary of Wells Fargo & Company, organized in the state of Delaware
12

Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
When the NAV of the Fund's shares varies from $1.0000 per share, shareholders will realize a gain or loss upon the sale or redemption of the Fund's shares. The IRS has issued final regulations, on which taxpayers may rely, that permit a simplified method of accounting (the “NAV method”) for gains and losses realized upon the disposition of shares of a regulated investment company that is a so-called money market fund, such as the Fund. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder using such method of accounting will recognize gain or loss with respect to the Fund's shares for a given computation period (the shareholder's taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder's net investment in the Fund (generally, purchases minus redemptions) made during the computation period. The final regulation notes a shareholder can choose to use the NAV method for only certain accounts, including only specific accounts within the same fund. The IRS has also published guidance providing that the “wash-sale” of the Code–disallowing losses on taxable dispositions of Fund shares where other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition–will not apply to redemptions of shares in a money market fund subject to the floating NAV amendments. Shareholders of the Fund are urged to consult their own tax advisors regarding their investment in the Portfolio.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
13

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$383.89	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$383.89	$275,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$383.89	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$349.01	$250,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$418.81	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$349.01	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$349.01	$250,000
16

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials
17

concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$72.03	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$72.03	$49,907.08
James F. Will	$72.03	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Nine
18

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2017
Interested Board Member Name	Dollar Range of Shares Owned in Federated Institutional Tax-Free Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
19

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
20

On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to
21

modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
22

In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to
23

receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
24

Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$1,090,216	$258,068	$216,801
Advisory Fee Waived	$1,080,799	$258,068	$216,801
Net Administrative Fee	$430,046	$100,905	$44,666
Net Shareholder Services Fee:
Institutional Shares	$146,944	$20,721	—
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated Institutional Tax-Free Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
25

MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
26

A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated Institutional Tax-Free Cash Trust
Institutional Shares
Premier Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29
Statement of Additional Information
February 28, 2018
Ticker GAMXX

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated Georgia Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
7	What Do Shares Cost?
8	How is the Fund Sold?
10	Purchases In-Kind
10	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
11	Share Information
12	Tax Information
12	Who Manages and Provides Services to the Fund?
24	Financial Information
24	Investment Ratings
27	Addresses
28	Appendix A
29	Appendix B - Georgia State Risk
Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
G01204-02 (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
1

Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as reverse repurchase agreements or when-issued and delayed delivery transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
2

Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
3

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Georgia state income tax. The fundamental investment objective and policy may not be changed by the Fund's Board without shareholder approval.
Investment Limitations
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).
5

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Diversification
The Fund is a “diversified company” within the meaning of the 1940 Act, as amended, and any rules, regulations or interpretations thereunder.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
Additional Information
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute “concentration.”
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity
6

fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
7

Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
8

Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC

9

LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
10

Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: National Financial Services LLC, Jersey City, NJ, owned approximately 110,274,016 Shares (53.17%); BB&T Securities, Richmond, VA, owned approximately 58,461,536 Shares (28.19%); and Pershing LLC, Jersey City, NJ, owned approximately 28,187,505 Shares (13.59%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
11

National Financial Services LLC is organized in the state of Delaware and is a subsidiary of FMR Corporation, organized in the state of Massachusetts.
BB&T Securities, LLC is organized in the state of Delaware and is a wholly owned nonbank subsidiary of , organized in the state of North Carolina.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
State Taxes
Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to: (1) interest-bearing obligations issued by or on behalf of the state of Georgia or its political sub-divisions; or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 30 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
12

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$131.07	$275,000
13

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$131.07	$275,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$131.07	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$119.16	$250,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$142.98	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$119.16	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$119.16	$250,000
15

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials
16

concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$20.00	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$20.00	$49,907.08
James F. Will	$20.00	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Eight
17

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2016
Interested Board Member Name	Dollar Range of Shares Owned in Federated Georgia Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
18

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
19

On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals
20

and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
21

In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to
22

receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
23

Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$481,458	$570,060	$729,430
Advisory Fee Waived	$481,458	$570,060	$729,430
Net Administrative Fee	$95,034	$111,447	$142,709
Net Shareholder Services Fee	$300,309	$167,525	$0
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated Georgia Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
24

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
25

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
26

Addresses
Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
27

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
28

Appendix B - Georgia State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
GEORGIA
Information as of February 1, 2018
Special Considerations Relating to Georgia
The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments and institutions and certain State authorities; to provide educational facilities for county and independent school systems and to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems; and to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed 10 percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred.
Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State to finance toll bridges or toll roads, land public transportation facilities or systems, water facilities or systems, sewage facilities or systems, loans to, and loan programs for, citizens of the state for educational purposes, and regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water facilities or systems or sewage facilities or systems exceed 1.0 percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any such debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes that may be outstanding at any time cannot exceed $18 million, and the aggregate amount of guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding at any time cannot exceed $72 million.
As of June 30, 2017, the State had general obligation debt outstanding in an aggregate principal amount of $8,863,705,000 and guaranteed revenue debt outstanding in an aggregate principal amount of $244,555,000. During the 2017 General Session, the General Assembly adopted House Bill (HB) 44, the General Appropriations Act for the State's Fiscal Year beginning July 1, 2017 and ending June 30, 2018 (Fiscal Year 2018), and the Governor approved the authorization of an aggregate principal amount of $1,166,215,000 of new general obligation debt in the Fiscal Year 2018 budget. The General Assembly did not repeal any previously authorized but unissued general obligation debt. As of July 1, 2017 the aggregate amount of authorized but unissued general obligation debt was $1,529,890,000.
The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5 percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year that was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.
29

Virtually all of the issues of long-term debt obligations issued by or on behalf of the State and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to render incontestable the validity of the pertinent bond issue and the security therefore.
Fiscal Year 2017 Results
For the seventh consecutive year, there was growth in Georgia General Fund revenues and tax revenues in Fiscal Year 2017. Georgia General Fund revenues grew by 4.7 percent in Fiscal Year 2017 over Fiscal Year 2016. Revenues from total taxes grew by 4.5 percent compared to Fiscal Year 2016 and revenue from interest, fees and sales grew by 4.1 percent compared to Fiscal Year 2016. The Amended Fiscal Year 2017 budget estimated growth of 3.1 percent in General Fund revenues compared to Fiscal Year 2015. Total tax revenues were estimated to grow 3.2 percent compared to Fiscal Year 2016. The Department of Revenues estimated that Georgia's revenues increased by approximately $933.2 million in Fiscal Year 2017.
Individual income tax revenues grew by 5.2 percent in Fiscal Year 2017 compared to Fiscal Year 2016 but corporate income tax revenues declined by 0.9 percent. Sales tax revenues grew by 4.7 percent. The Department of Revenue has reported tax revenue growth of 1.6 percent year-to-date through October 2017; however, revenue performance was lowered due to the Department processing a significant backlog of refunds in late October and early November.
Georgia's preliminary Revenue Shortfall Reserve increased to $2.3 billion at the end of Fiscal Year 2017 from $2.0 billion at the end of Fiscal Year 2016. The increase in the Revenue Shortfall Reserve balance reflected excess funds over appropriations plus agency lapse.
Changes to Georgia's Tax Code
During its 2017 legislative session, the General Assembly passed a number of bills that were signed into law by the Governor that amended Georgia's tax code. Generally, each of these changes to Georgia's tax structure results in a small estimated decline in state revenues. These bills encompass a range of changes to Georgia's tax code. Several bills create income tax credits for specific investments or business activities including investments in rural rehabilitation projects and expenditures on video game development and film post production activities. Sales tax exemptions were created for several activities. The tax base for leased vehicles under the title ad valorem tax was redefined. In aggregate, these code changes are anticipated to reduce state tax revenues by approximately $29 million in Fiscal Year 2018 and $78 million in Fiscal Year 2019.
During its 2016 legislative session, the General Assembly passed several bills that were signed into law by the Governor that amended Georgia's tax code. Most of these bills extended current provisions scheduled to sunset at the end of Fiscal Year 2016, however, two bills were passed and signed that implement new provisions and are anticipated to have a significant impact on Georgia tax revenues. Senate Bill 258 instituted an income tax credit for donations to rural health care organizations. Fiscal analysis of this bill projected a revenue decrease equal to the annual maximum credits available of $50 million in tax year 2017 and $60 million in tax year 2018. HB 742 changed Georgia's tax code in line with selected changes to the Internal Revenue Service tax code. Most of the changes implemented in HB 742 extended existing tax provisions which were scheduled to expire. One additional change was made to Georgia's tax code which impacted small business expensing of investments for tax purposes. This provision was anticipated to reduce Georgia tax revenues by $30.1 million in Fiscal Year 2016 and $46.2 million in Fiscal Year 2017.
During the State's 2015 legislative session, the General Assembly passed several bills that were signed into law by the Governor that amended the State's tax code. The most significant changes result from HB 170, which became effective on July 1, 2015, and which overhauled the way the State funds transportation. HB 170 encompassed numerous provisions affecting the tax code and future revenue collections. These provisions were:
■	Consolidated all state motor fuel taxes into a single state motor fuel excise tax. This takes the previous two part motor fuel tax structure and consolidates it into a single tax structure. Previous law included an excise tax and a prepaid motor fuel sales tax based on the price of fuel. The prepaid state rate was 4 percent with 3 percent allocated to motor fuel tax and 1 percent allocated to state sales tax (the “Fourth Penny”). The 3 percent portion was constitutionally limited for transportation expenditures only. HB 170 eliminated the prepaid state motor fuel tax which was based on the average retail sales price as calculated by the Department of Revenue. HB 170 also changed the motor fuel excise tax rate and provides that motor fuel excise tax will be the only statewide motor fuel tax imposed, although local taxes will still continue to apply.
■	Repealed a previous exemption from state sales and use taxes provided on the sale or use of jet fuel to or by qualifying airlines at a qualifying airport.
■	Implemented a Highway User Impact Fee on alternative fuel vehicles.
■	Implemented a Highway Impact Fee on heavy trucks.
■	Eliminated Georgia's income tax credits for purchase of low and zero emission vehicles.
30

■	Implemented a fee on hotel and motel rooms of $5 per night.
Fiscal Year 2018 through October 2017 Results
The Department of Revenue reported tax revenues grew by 1.6 percent for Fiscal Year 2018 to date through October 2017 (4 months) as compared to the same period in Fiscal Year 2017; however, revenue performance was lowered due to the Department processing a significant backlog of refunds in late October and early November.
Amended Fiscal Year 2018 Budget
Planning revenue estimates for the Amended Fiscal Year 2018 budget anticipate growth in the range of 3.6 percent for tax revenues and 3.5 percent for total General Fund revenue as compared to the Fiscal Year 2017 preliminary results. These estimates assume the national economy continues to expand and that Georgia's economy continues to outperform the U.S. economy. Expected growth in General Fund revenues will allow the State to meet anticipated funding needs for growth in Fiscal Year 2018 without requiring broad based budget reductions to agency budgets. Therefore, budget instructions issued to state agencies in August 2017 for both the amended Fiscal Year 2018 budget and the Fiscal Year 2019 budget required agencies to submit flat budgets with changes to funding levels limited to anticipated growth primarily in education and healthcare.
Fiscal Year 2019 Budget
Planning revenue estimates for the Fiscal Year 2019 budget anticipate growth in the range of 3.5 percent to 4.0 percent for total taxes and 3.5 percent to 4.0 percent for total General Fund revenues as compared to the planning estimates for Fiscal Year 2018. These estimates are based on the assumption that the U.S. and Georgia economies continue to expand at a moderate pace. As in the Amended Fiscal Year 2018 budget, anticipated new growth in revenues primarily will be used to meet expected growth needs without requiring any additional reductions to agency budgets. New funds will be used to meet enrollment growth needs in both K-12 and postsecondary education systems, to meet growth in enrollment and expenses for Medicaid, to continue to fully fund the Actuarially Determined Employer Contributions for pensions, and to provide new funds for transportation infrastructure statewide in accordance with HB 170.
Current Economic Indicators
The economic recovery in the U.S. has been in place since mid-2009. Since the recovery began, the U.S. has experienced several cycles where gross domestic product (GDP) growth accelerated followed by a slowdown in growth only to re-strengthen again. Most recently, GDP growth reached 3.5 percent in the third quarter of 2016, but has weakened since then with GDP growing at 2.1 percent in the fourth quarter of 2016 and 1.2 percent in the first quarter of 2017. The weakness in GDP growth is largely due to a slowdown in consumer spending and government activity.
While U.S. GDP growth has been weak, the U.S. labor market continues to expand. Net job growth had averaged 120,000 new jobs over the prior three months as of May 2017. Other labor market indicators show continued improvement in the national labor market. The U.S. unemployment rate has fallen over the last year to 4.3 percent as of May 2017. Importantly, this decline in unemployment has been accompanied by increases in the labor force and increases in household employment. Initial unemployment claims currently are averaging well below 300,000 per week and have remained below this level for over a year.
The Institute of Supply Management (ISM) Indices for Manufacturing and for Services are currently well above the neutral level of 50, the dividing line between expansion and contraction. As of May 2017, the ISM index for manufacturing was 54.9. The ISM manufacturing index has recovered from a low of 49.4 in August 2016 as the impacts of falling investment in oil and gas drilling and declining exports due to weak global growth and a rising dollar faded. The ISM index for services in May 2017 is 56.9, which is well into expansionary territory.
Non-farm employment in Georgia has grown at a healthy pace over the last year. On a seasonally adjusted basis, non-farm employment grew by over 113,000 jobs from April 2016 to April 2017; a growth rate of 2.6 percent which exceeds the U.S. non-farm employment growth rate of 1.6 percent for the same period.
Georgia's employment growth has been well diversified across sectors. On a year over year, three month moving average basis as of April 2017, the leisure and hospitality sector has experienced the largest percentage growth at 5.0 percent, followed by construction at 4.7 percent, professional and business services at 4.5 percent, finance at 4.2 percent, and education and health at 3.0 percent. The weakest performing sector over this period was the other services sector which reported no change in employment for the period.
On a regional basis, Georgia's employment growth also has been well diversified across metro areas. All fourteen of the metro areas tracked by the U.S. Bureau of Labor Statistics saw net job growth on a year over year, three month moving average basis as of April 2017. Five metro areas experienced job growth greater than 2.5 percent for this period: Savannah, Atlanta, Gainesville, Hinesville and Warner Robbins. Only two metro areas posted job growth less than 0.5 percent: Columbus and Dalton.
31

Georgia's unemployment rate continues to track above that of the U.S. As of April 2017, Georgia's unemployment rate was 5.0 percent, as compared to the U.S. unemployment rate of 4.4 percent. Since April 2016, Georgia's unemployment rate has declined from 5.4 percent to 5.0 percent currently. During this period, Georgia's labor force has grown by 3.0 percent and household employment has grown by 3.4 percent.
The Purchasing Managers Index (PMI) for manufacturing in Georgia in May 2017 is 63.8, which is far above the neutral level of 50 and the U.S. ISM index reading of 54.9. The Georgia PMI index indicates that the Georgia manufacturing sector is expanding rapidly.
Personal income growth in Georgia is moderate. Growth on a year over year basis equals 4.4 percent as of the fourth quarter of 2016. This compares to growth in U.S. personal income of 3.7 percent tor the same quarter. Income from wages and salaries in Georgia has grown more quickly than total personal income over the last two years. Income from wages and salaries grew at 4.9 percent year over year in the fourth quarter of 2016.
The housing sector in Georgia and nationally is continuing to recover. Home prices have been rising on a year over year basis since late 2012. The S&P Case Shiller Home Price Index for the Atlanta metropolitan area is up 5.4 percent as of March 2017 compared to March 2016. This growth is slightly stronger than that posted by the composite index for 20 metro areas nationwide, which came in at 5.8 percent.
Home sales have moved erratically month to month with large increases and decreases from the prior month. On a year over year, three month moving average basis as of April 2017, existing home sales are up 4.2 percent while new home sales are up 11.9 percent. U.S. and Georgia housing starts are trending up.
While mortgage credit quality continues to improve, foreclosure rates and mortgage delinquency rates in Georgia remain above the U.S. averages, which is the historical norm.
Litigation Contingencies
The State is a defendant in various legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Unless noted otherwise, the ultimate outcome of these proceedings is not presently determinable; however, it is not believed that any such outcome would have a material adverse effect on the financial condition of the State. The following are significant active, or recently concluded, litigation, claims and assessments involving the State:
Trecia Neal, et al. v. Georgia Department of Community Health, Ga. Court of Appeals Case No. Al5Al033, on appeal from Fulton County Superior Court Civil Case No. 2014-CV-246395, May 14, 2014. Plaintiffs, who seek class action status, are members of the State Health Benefit Plan (SHBP) who have brought suit for breach of contract asserting that retroactive modifications to the SHBP that were made after members enrolled for the 2014 plan year had the effect of breaching the members' alleged contracts with SHBP. Plaintiffs assert that state employees who elected the higher cost coverage options had their benefits reduced to similar benefits received by employees paying significantly lower costs, but the higher premiums were not reduced or refunded. Plaintiffs seek reimbursement of excess medical premiums paid by the class members, plus attorneys' fees. The Department of Community Health (DCH) filed a motion to dismiss based on sovereign immunity arguing that the SHBP documents do not create an express, written contract with the state employees, however the judge denied the motion. DCH filed an appeal to the Georgia Court of Appeals. On November 20, 2015, the Court of Appeals issued its decision which granted DCH's appeal and reversed the trial court. Plaintiffs subsequently filed a Petition for Writ of Certiorari with the Georgia Supreme Court. On March 25, 2016, in a separate case, the Georgia Supreme Court issued a decision in Rivera v. Washington, which appears to have overruled all Court of Appeals decisions that allowed direct appeals of adverse trial court rulings based on sovereign immunity grounds under the collateral order doctrine, finding that they should have instead been brought as interlocutory appeals. Rivera v. Washington, Ga. Supreme Court Case No. A15A1033, on appeal from Ga. Court of Appeals Case No. A15A0878. The Georgia Supreme Court's decision states that, as a result of its determination of the Rivera case, multiple decisions of the Court of Appeals, including the Court of Appeals decision in Neal, are therefore overruled. On April 26, 2016, the Georgia Supreme Court granted Plaintiffs Petition tor Certiorari, vacated the Court of Appeals decision in Neal and, in light of the decision in Rivera, remanded the case to the Court of Appeals for reconsideration of its conclusion that it had jurisdiction over the direct appeal. The Court of Appeals determined that it did not have jurisdiction and remanded the case back to the trial court. In February 2017, DCH filed a Motion to Set Aside, asking the court to set aside its original order denying DCH's Motion to Dismiss. A hearing on the Motion to Set Aside was held on June 5, 2017; however the court has not yet ruled on the Motion.
Interstate Water Disputes Among Georgia, Alabama and Florida
Background. The State has been involved in a number of disputes concerning the operation of U.S. Army Corps of Engineers (Corps) dams and reservoirs in the Apalachicola-Chattahoochee-Flint (ACF) River Basin and the Alabama-Coosa-Tallapoosa (ACT) River Basin for water supply and other purposes. Buford Dam impounds the Chattahoochee River to form Lake Lanier and is part of the ACF River Basin. Lake Lanier is the primary source of water supply to more than three million people in north
32

Georgia, including a substantial portion of the metropolitan Atlanta region's population. The additional federal reservoirs are downstream of Lake Lanier in the ACF River Basin. The ACF River Basin is shared by Alabama, Florida, and Georgia. Lake Allatoona is in the ACT River Basin, which is shared by Alabama and Georgia. Lake Allatoona also is a major source of water supply to north Georgia.
ACF River Basin Litigation. Several cases involving the federal reservoirs in the ACF River Basin were consolidated by the Judicial Panel on Multidistrict Litigation and assigned to U.S. District Judge Paul Magnuson in the M.D. Fla. District Court. The consolidated litigation was divided into two phases: Phase 1, dealing with the authority of the Corps to supply water from Lake Lanier to communities in North Georgia, and Phase 2, dealing with issues under the Endangered Species Act. After a series of procedural and substantive rulings, appeals in Phase 1 and Phase 2 reached the United States Court of Appeals for the Eleventh Circuit (Eleventh Circuit). The Phase 2 appeal was dismissed for mootness, leaving only the Phase 1 issues for decision by the Eleventh Circuit.
In an order issued on June 28, 2011, the Eleventh Circuit held, among other things, that (1) water supply is an authorized purpose of Lake Lanier under the River and Harbor Act of 1946 (1946 RHA); (2) water supply is not subordinate to hydropower or other purposes under the 1946 RHA; (3) Congress contemplated in the 1946 RHA that water supply may have to be increased over time, at the expense of hydropower, as the metropolitan Atlanta area grows; (4) the 1946 RHA authorizes the Corps to reallocate storage from hydropower to water supply; and (5) the Water Supply Act of 1958 (WSA) supplies supplemental authority, in addition to the authority under the 1946 RHA, for the Corps to reallocate storage to water supply. In Re: MDL 1824 Tri-State Water Rights Litigation, 644 F.3d 1160 (11th Cir. 2011). The Eleventh Circuit directed the Corps to decide the extent to which it can reallocate storage to meet Georgia's present and future water supply needs in light of the Eleventh Circuit's holdings regarding interpretation of the 1946 RHA and the WSA. On June 26, 2012, the Corps determined that it possesses the legal authority to grant Georgia's water supply request in its entirety. The Corps is in the process of determining whether and to what extent it will grant Georgia's water supply request and of establishing revised operating procedures for the federal projects in the ACF River Basin. Although the Corps determined that there is no legal impediment to granting the State's water supply request, the Corps' operational decisions could be affected by a number of other considerations, including environmental factors. On October 1, 2015, the Corps published the Draft Environmental Impact Statement, Update of the Water Control Manual tor the Apalachicola-Chattahoochee-Flint River Basin in Alabama, Florida, and Georgia and a Water Supply Storage Assessment. In the Draft Environmental Impact Statement, the Corps proposed an operational alternative granting a portion of Georgia's water supply request. The Corps accepted public comments on the Draft Environmental Impact Statement through January 30, 2016 and is now reviewing public comments and preparing a Final Environmental Impact Statement.
On October 1, 2013, the State of Florida filed a motion for leave to file a complaint in the U.S. Supreme Court against the State of Georgia, seeking an apportionment of the waters of the ACF River Basin. The Supreme Court has original and exclusive jurisdiction over suits directly between states. The suit challenges Georgia's use of the waters of the ACF Basin for municipal and industrial use and for agriculture. Among other things, the suit alleges that municipal and agricultural water consumption in the State has reduced flows in the ACF River Basin to a sufficient degree to harm Florida's oyster industry, among other harms. Georgia denies that its actions are responsible for harms suffered by Florida, if any. On November 3, 2014, the Supreme Court granted Florida's motion for leave to file an action seeking the equitable apportionment of the waters of the ACF River Basin. On November 19, 2014, the Supreme Court appointed a Special Master in this case with authority to fix the time and conditions for the filing of additional pleadings, to direct subsequent proceedings, to summon witnesses, to issue subpoenas, and to take such evidence as may be introduced and such as the Special Master deems it necessary to call for. Fact discovery was completed on February 29, 2016, and expert discovery was completed on August 5, 2016. On March 30, 2017, the Corps issued a Record of Decision adopting the water control plans and manuals for the ACF River Basin, as well as the Water Supply Storage Assessment, authorizing the Corps to enter into a water supply agreement with Georgia or its authorized representatives for the use of 254,170 acre-feet of storage in Lake Lanier.
On April 5, 2017, the State of Alabama filed a lawsuit challenging the ACF Record of Decision, the water control manuals, the Final Environmental Impact Statement, and the Water Supply Storage Assessment. Georgia moved to intervene in this action on May 12, 2017 and was granted intervention on May 16, 2017.
Separately, on April 27, 2017, the National Wildlife Federation, the Florida Wildlife Federation, and Apalachicola Bay and River Keeper, Inc. also filed challenges. Georgia is not currently a party to this litigation.
ACT River Basin Litigation. The State of Georgia has submitted a request to the Corps for it to accommodate water supply needs from Lake Allatoona beyond those that can be met under existing storage contracts. Georgia has determined that, depending on how the Corps accounts for storage usage, local governments that now withdraw water from Lake Allatoona may need additional storage to accommodate current levels of withdrawal, as well as future demands. The Corps has stated that it is reviewing that request and has yet to make a determination whether it will grant the request. The Corps is also in the process of establishing revised operating procedures for the federal projects in the ACT River Basin. On November 7, 2014, the Corps published the Final
33

Environmental Impact Statement for Revised Water Control Manuals for the ACT River Basin. On November 7, 2014, the State of Georgia sued the Corps in the United States District Court for the Northern District of Georgia, alleging that the Corps unlawfully failed to prepare water control plans and manuals reflecting current operations in the ACT River Basin and that the Corps had unlawfully failed to respond to Georgia's water supply requests. Georgia also alleged that the Final Environmental Impact Statement failed to meet applicable legal standards. On May 4, 2015, the Corps issued a Record of Decision adopting the water control plans and manuals for the ACT River Basin. On May 4, 2015, the State of Georgia amended its complaint to allege that the Record of Decision failed to meet applicable legal standards. On April 22, 2016, the Corps certified the Administrative Record in the litigation. The State of Georgia filed a Motion for summary judgment on August 31, 2016 and summary judgment briefing is scheduled to be completed in December 2016.
On May 7, 2015, the State of Alabama also filed challenges in the United States District Court for the District of Columbia to the ACT Record of Decision, the Corps' water control manuals, and the Final Environmental Impact Statement, asserting that the Corps' actions were contrary to law. Those claims, if successful, could affect the Corps' operation of Lake Allatoona, including future water supply allocation and storage. Georgia moved to intervene in this action on October 7, 2016 and was granted intervention on March 31, 2017. Briefing is scheduled to be completed at the end of 2017.
Review of Medicaid Funding Arrangements for Nursing Facilities
During 2014, the United States Department of Health and Human Services Centers for Medicare & Medicaid Services (CMS) conducted an onsite review of Georgia's nursing facility funding arrangements related to Medicaid for Fiscal Years 2010 and 2011. In December of 2014, CMS provided a draft report to the Department of Community Health (DCH) indicating that CMS had determined that certain funding arrangements for the payment of the State's share of upper payment limit payments to certain nursing homes owned by development authorities within the State were in violation of federal law and the State's Medicaid Plan. The draft report included a demand for the return of such upper payment limit payments for Fiscal Years 2010 and 2011 in an aggregate amount of approximately $76,000,000 and the return of any upper payment limit payments made to such nursing homes in subsequent fiscal years, which DCH estimates to be in an aggregate amount of approximately $94,000,000 for Fiscal Years 2012 and 2013. DCH has not made upper payment limit payments to such facilities since Fiscal Year 2013. DCH responded to the draft report from CMS in February of 2015 strongly contesting the proposed determination. In November of 2015, CMS released the final report that affirmed its findings as per the draft report. DCH has taken no action to return the funds and expects to receive a notice of disallowance from CMS. At that time, DCH will have the opportunity to appeal.
34
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Wealth | MAWXX	Service | MMCXX	Cash Series | FMCXX

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectuses for Federated Massachusetts Municipal Cash Trust (“Fund”), dated February 28, 2017.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectuses or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
7	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
11	Share Information
12	Tax Information
13	Who Manages and Provides Services to the Fund?
24	Financial Information
24	Investment Ratings
28	Addresses
29	Appendix A
30	Appendix B - Massachusetts State Risk
Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
0032603B (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (“Board”) has established three classes of shares of the Fund, known as Cash Series Shares, Service Shares and Wealth Shares (“Shares”). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
1

Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as repurchase agreements and reverse repurchase agreements, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
2

Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
3

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Massachusetts state income tax. The fundamental investment objective and policy described above may not be changed by the Board without shareholder approval.
Investment Limitations
Diversification
The Fund is a “diversified company” within the meaning of the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations, or interpretations thereunder.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
5

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
ADDITIONAL INFORMATION
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute “concentration.”
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
6

The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its
7

maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (CASH SERIES SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets
8

invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network

9

Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
10

Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a
11

class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: LPL Financial Corp., San Diego, CA, owned approximately 32,457,743 Shares (71.04%); and Pershing LLC, Jersey City, NJ, owned approximately11,432,312 Shares (25.02%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: SEI Private Trust Co., Oaks, PA, owned approximately 28,744,525 Shares (58.96%); Trustees Account c/o Loring Wolcott & Coolidge Tr LLC, Boston, MA owned approximately 4,573,968 Shares (9.38%); and Boston Private Bank & Tr Co, Wakefield, MA, owned approximately 3,468,199 Shares (7.11%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Federated Investment Management Company, Pittsburgh, PA, owned approximately 100 Shares (100.00%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
LPL Financial Corp. is organized in the state of California and is a subsidiary of LPL Financial Holdings, Inc.; organized in the state of Delaware.
Pershing LLC is organized in the state of Delaware and is a subsidiary of The Bank of New York Mellon Corporation; organized in the state of Delaware.
SEI Private Trust Co. is organized in the Commonwealth of Pennsylvania.
Federated Investment Management Company is organized in the state of Delaware and is a subsidiary of Federated Investors, Inc., organized in the Commonwealth of Pennsylvania.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
State Taxes
Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent: (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.
12

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
13

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$166.52	$275,000
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$166.52	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$166.52	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$151.40	$250,000
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$181.68	$300,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$151.40	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$151.40	$250,000
OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: 1990	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since 1990. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
17

EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$27.31	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$27.31	$49,907.08
James F. Will	$27.31	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
18

BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2017
Interested Board Member Name	Dollar Range of Shares Owned in Federated Massachusetts Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	Over $100,000	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
19

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
20

In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written
21

summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
22

Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible
23

that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$449,443	$785,319	$862,584
Advisory Fee Waived	$135,569	$584,857	$862,584
Net Administrative Fee	$88,528	$153,530	$168,758
Net 12b-1 Fee:
Cash Series Shares	$67,845	$12,532	$0
Net Shareholder Services Fee:
Cash Series Shares	$38,231	$3,391	$0
Service Shares	$0	$0	$0
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated Massachusetts Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
24

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
25

MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
26

R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated Massachusetts Municipal Cash Trust
Cash Series Shares
Service Shares
Wealth Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29

Appendix B - Massachusetts State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
MASSACHUSETTS
Information as of February 1, 2018
Special Considerations Relating to Massachusetts
The Commonwealth of Massachusetts (the “Commonwealth”) has a highly developed and knowledge-based economy with a large service sector, particularly in health care, high technology, financial services and education. Through the economic downturn, Massachusetts' economy fared better than the nation, aided by employment growth particularly in the education and health care sectors, which combined make up 27.8 percent of employment. In 2016, Real GDP growth in Massachusetts was 1.5 percent compared to 1.5 percent for the nation. Further, the unemployment rate remains below the national average, as the Bureau of Labor Statistics reports the unemployment rate stood at 3.5 percent in December 2017 compared to the national average of 4.1 percent. Median household income in the State was $75,297 as of 2016, or approximately 131 percent of the U.S. average.
For Fiscal Year 2017, the Commonwealth ended with a small budgetary surplus. The stabilization fund balance at fiscal year-end was $1.3 billion (about 3.3 percent of the final budget on a statutory basis), an increase of $9 million. For Fiscal Year 2017, actual tax revenues increased by approximately $355 million (1.4 percent) to $25.6 billion as the economy continued its moderate recovery.
On January 24, 2018, the Governor proposed a budget for the 2019 Fiscal Year aimed to continue progress on the long-term goal of structural balance, reducing the use of one-time, non-recurring budget solutions from $1.2 billion in Fiscal Year 2015 to under $100 million in Fiscal Year 2019, or more than 90 percent. On January 4, 2018, the Department of Revenue announced that year-to-date tax revenue collections for Fiscal Year 2018 totaled approximately $12.9 billion.
For Fiscal Year 2019, the Governor filed a budget of $40.9 billion (a 2.6 percent increase over Fiscal Year 2018 projected spending) on January 24, 2018. The final budget must be passed by the House and Senate and signed by the Governor.
The Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. For Fiscal Year 2018, on a budgetary statutory basis, approximately 54.9 percent of the Commonwealth's annual budgeted revenues are derived from state taxes. In addition, the federal government provided approximately 28 percent of such revenues, with the remaining 17.1 percent provided from departmental revenues and transfers from non-budgeted funds.
Major components of state tax revenue are the income tax, which accounts for 58.1 percent of total tax revenues in Fiscal Year 2018 (budgeted statutory basis), and the sales and use tax, which accounted for approximately 23.9 percent of such tax revenues. Dedicated portions of the Commonwealth's sales tax revenues are pledged to provide financial support for the Massachusetts Bay Transportation Authority and the Massachusetts School Building Authority. The financial statements of the Commonwealth are available at the web site of The Commonwealth of Massachusetts Investor Program located at http://www.massbondholder.com (click on Revenue and Expenditure Reports).
Municipal revenues consist of taxes on real and personal property, distributions from the Commonwealth under a variety of programs and formulas, local receipts (including motor vehicle excise taxes, local option taxes, fines, licenses and permits, charges for utility and other services and investment income) and appropriations from other available funds (including general and dedicated reserve funds). Following the enactment in 1980 of the tax limitation initiative petition commonly known as Proposition 2 1⁄2, local governments have become increasingly reliant on distributions of revenues from the Commonwealth to support local programs and services, although the amount of aid received varies significantly among municipalities. The Commonwealth makes substantial payments to its cities, towns and regional school districts to mitigate the impact of local property tax limits on local programs and services. As a result of comprehensive education reform legislation enacted in June 1993, a large portion of local aid general revenue sharing funds is earmarked for public education and distributed through a formula designed to provide more aid to the Commonwealth's less affluent communities.
30

The Commonwealth incorporates the use of short-term debt to meet cash flow needs, including the issuance of commercial paper and revenue anticipation notes. All of the Commonwealth's commercial paper issued for operating purposes in a fiscal year is required by state finance law to be paid not later than June 30 of such year.
The Commonwealth is authorized to issue three types of debt directly: general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Commonwealth Transportation Fund or with a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. Also, portions of the Commonwealth's sales taxes are pledged as security for bonds issued by the Massachusetts Bay Transportation Authority and the Massachusetts School Building Authority (MSBA). As of June 30, 2017, the MSBA had outstanding approximately $5.8 billion of dedicated sales tax bonds. As of January 31, 2017, the amount of outstanding Commonwealth long-term debt (excluding unamortized bond premiums) was approximately $25.8 billion, consisting of approximately $22 billion of general obligation debt, $3.05 billion of special obligation debt and $770.8 million in federal grant anticipation notes.
In addition to the long-term liabilities described above, the Commonwealth is also authorized to pledge its credit in aid of and provide contractual support for certain independent authorities and political subdivisions within the Commonwealth. These Commonwealth liabilities are classified as either general obligation contract assistance liabilities, budgetary contract assistance liabilities or contingent liabilities. General obligation contract assistance liabilities arise from statutory requirements for payments by the Commonwealth to the Massachusetts Clean Water Trust, the Massachusetts Department of Transportation and the Massachusetts Development Finance Agency that are used by such entities to pay a portion of the debt service on certain of their outstanding bonds, as well as payments from the Social Innovation Financing Trust Fund on “pay for success” contracts. Such liabilities constitute a pledge of the Commonwealth's credit for which a two-thirds vote of the Legislature is required. Budgetary contractual assistance liabilities arise from statutory requirements for payments by the Commonwealth under capital leases and other contractual agreements. Such liabilities do not constitute a pledge of the Commonwealth's credit. Contingent liabilities relate to debt obligations of certain independent authorities and agencies of the Commonwealth that are expected to be paid without Commonwealth assistance, but for which the Commonwealth has some kind of liability if expected payment sources do not materialize.
The fiscal viability of Massachusetts' authorities and municipalities is inextricably linked to that of Massachusetts. Massachusetts guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by Massachusetts and their debt ratings may be adversely affected by a negative change in those of Massachusetts.
31
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Wealth | NISXX	Service | FNTXX	Cash II | NYCXX	Cash Series | FNCXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated New York Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
12	Share Information
13	Tax Information
13	Who Manages and Provides Services to the Fund?
25	Financial Information
25	Investment Ratings
28	Addresses
29	Appendix A
30	Appendix B - New York State Risk
Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
8120103B (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on March 17, 1982, was reorganized as a portfolio of Federated Municipal Trust on May 30, 1994, and then was reorganized as a portfolio of the Trust on February 1, 2000.
The Board of Trustees (the “Board”) has established four classes of shares of the Fund, known as Cash II Shares, Cash Series Shares, Wealth Shares and Service Shares (“Shares”). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as reverse repurchase agreements or when-issued and delayed delivery transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities.
The fundamental investment objective and policies described above may not be changed by the Fund's Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
5

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (“1933 Act”).
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Investing in Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the 1933 Act.
Additional Information
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
6

The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
7

What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (SERVICE SHARES, CASH SERIES SHARES AND CASH II SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described
8

herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund's Wealth Share Class, the Wealth Share Class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share Class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share Class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
9

ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
10

Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
11

In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Pershing LLC, Jersey City, NJ, owned approximately 65,373,319 Shares (51.55%); and Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 42,564,288 Shares (33.56%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: Charles Schwab & Co., San Francisco, CA, owned approximately 31,099,504 Shares (46.08%); UBS AG New York Branch, Weehawken, NJ, owned approximately 20,114,111 Shares (29.80%); and Mac & Co., Pittsburgh, PA, owned approximately 5,727,148 Shares (8.48%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 52,828,392 Shares (97.00%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 8,291,775 Shares (67.17%); and Hilltop Securities Inc., Dallas, TX, owned approximately 3,797,469 Shares (30.76%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Pershing LLC is organized in the state of Delaware and is a subsidiary of The Bank of New York Mellon Corporation; organized in the state of Delaware.
Morgan Stanley & Co. is organized in the state of Delaware and is a subsidiary of Morgan Stanley; organized in the state of Delaware.
UBS is organized in the state of Delaware and is a subsidiary of UBS Americas Inc. organized in the state of Delaware.
Charles Schwab and Co. is organized in the state of California and is a subsidiary of Charles Schwab Corporation; organized in the state of Delaware.
12

Hilltop Securities Inc. is organized in the state of Delaware and is a subsidiary of Hilltop Holdings Inc. organized in the state of Delaware.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
State Taxes
Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent interest income attributable to obligations issued by the state of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.
The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.
Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.
Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 30 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
13

■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$349.52	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$349.52	$275,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$349.52	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$317.75	$250,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$381.29	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$317.75	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$317.75	$250,000
16

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials
17

concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$65.02	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$65.02	$49,907.08
James F. Will	$65.02	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
18

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2017
Interested Board Member Name	Dollar Range of Shares Owned in Federated New York Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
19

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
20

On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals
21

and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
22

In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to
23

receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
24

Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$1,187,834	$2,299,127	$3,482,719
Advisory Fee Waived	$1,021,595	$2,102,805	$3,482,719
Net Administrative Fee	$234,206	$449,479	$681,379
Net 12b-1 Fee:
Service Shares	$21,484	$30,035	$0
Cash II Shares	$18,423	$18,093	$0
Cash Series Shares	$667,114	$294,066	$0
Net Shareholder Services Fee:
Service Shares	$96,678	$85,399	$0
Cash II Shares	$21,590	$5,158	$0
Cash Series Shares	$162,864	$12,766	$0
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated New York Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
25

AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
26

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated New York Municipal Cash Trust
Wealth Shares
Service Shares
Cash II Shares
Cash Series Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29

Appendix B - New York State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
NEW YORK
Information as of February 1, 2018
Special Considerations Relating to New York
State Economy
The State has a diverse economy with a relatively large share of the nation's financial activities, employment in the information, health services and education sectors, but a rather small share of the nation's farming and mining activity. The State has the fourth highest population in the nation, and its residents have a comparatively high level of personal wealth. The most significant sectors of the State's economy differ from those of the national economy. Travel and tourism comprise a significant part of the economy. The State's location, airport facilities and natural harbors have made it an essential link in international commerce. Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries. The financial activities sector share of total State wages is particularly large relative to the nation. During an economic recession that is concentrated in construction and manufacturing, the State is likely to be less affected than the nation as a whole; however, the State is more likely to be affected during a recession that is concentrated in the services sector. The City has the highest population of any city in the nation and is the center of the nation's largest metropolitan area. The City accounts for a large percentage of the State's residents and personal income.
The discussion that follows regarding the status of the U.S. and State economies is primarily based on information published by the State Division of the Budget (DOB) no later than November 2017. All predictions and past performance information regarding the U.S. and State economies contained in this subsection were made on or before that date even though they may be stated in the present tense and may no longer be accurate. You are also encouraged to read, in conjunction with this description of the State economy, the “New York City Economy” subsection of this “State Specific Information—New York” section of this SAI, which presents some of the City Office of Management and Budget (OMB) projections regarding the economy.
The national economy entered the fourth quarter of calendar year 2017 with substantial momentum, having grown by 3.1 percent and 3.0 percent in the second and third quarters, respectively. However, the strong second and third quarter performances followed subpar growth of 1.8 percent and 1.2 percent in the prior two quarters. Thus, growth for the most recent four quarters averaged 2.3 percent, only marginally above the average since the start of the expansion in the middle of 2009. The national economy is estimated to grow 2.2 percent in 2017, well above last year's growth of 1.5 percent, but no better than the economy's recent average performance. The Federal tax reform packages now taking shape present both upside and downside risks to the forecast, and the response of both domestic and global financial markets to the unwinding of the Federal Reserve's unprecedentedly accommodative policies continues to pose risks, particularly in light of the uncertainty stemming from the fiscal policy side.
The State's private sector labor market appears to be stabilizing after a substantial slowdown in 2016. After 10 consecutive quarters of growth above 2 percent, the rate of private job gains fell to 1.8 percent in the second quarter of calendar year 2016, slowing further to 1.4 percent in the final quarter. As a result, DOB estimates private job growth of 1.8 percent for 2016 as a whole, slowing further to 1.4 percent for 2017.
The post-election anticipation of lower personal income tax rates at the Federal level resulted in a significant shifting of wages, most likely in the form of bonus payouts, from the end of 2016 into the beginning of 2017. Following a 1.1 percent fourth quarter decline, total State wages for the first quarter of 2017 exhibited strong growth of 7.5 percent. In light of the updated data, State wage growth for the 2017 fiscal year has been revised up by 0.4 percent to 3.8 percent. As the revision was primarily concentrated in the finance and insurance sector, fiscal year 2017 finance and insurance sector bonus growth has been revised up from 2.0 percent to 5.9 percent.
30

Although Wall Street revenues had a strong start in the first quarter of 2017, they have deteriorated over the course of the year, despite record-breaking equity market valuations and accelerating national and global growth. Low volatility has been blamed for reducing not only trading volumes, but also financial firm revenues earned from trading activity. However, the uncertainty surrounding prospects for tax reform may also have been depressing activity, with investors possibly delaying financial transactions in the hope of a lower tax rate effective in 2018. Similarly, declining growth in bank lending since the end of 2016 could also indicate that at least some decisions related to both capital and real estate spending may have also been delayed, as changes to the nation's corporate tax laws are debated and take shape. Consequently, projected finance and insurance sector bonus growth for the fiscal year 2018 has been revised down to 3.4 percent. Overall wage growth of 3.7 percent is projected for fiscal year 2018.
There can be no assurance that the State economy will not experience results worse than those predicted in the 2017 fiscal year or subsequent fiscal years, with related material and adverse effects on the State's estimates of receipts and disbursements.
State Budget
Each year, the Governor is required to provide the State Legislature with a balanced executive budget which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2017 ended on March 31, 2017 (the “2017 fiscal year”). The State's fiscal year for 2018 runs from April 1, 2017 to March 31, 2018 (the “2018 fiscal year”). The Governor's executive budget is required to be balanced on a cash basis and that is the primary focus of DOB in preparing the financial plan for the State. State finance law also requires the State financial plan to be reported using generally accepted accounting principles (GAAP), in accordance with standards and regulations set forth by the Governmental Accounting Standards Board (GASB). As such, the State reports its financial results on both the cash accounting basis, showing receipts and disbursements, and the GAAP modified accrual basis, showing revenues and expenditures. In May 2017, DOB published the Enacted Budget Financial Plan for Fiscal Year 2018 (“2018 Budget”), which updates the State's official financial plans for fiscal years 2018 through 2021 (the “Fiscal Plan”). The DOB subsequently issued an update to the Annual Information Statement, dated December 4, 2017 (the “2018 AIS”), which is updated quarterly. The State financial results, as described below, are calculated on a cash accounting basis, unless specified otherwise. The GAAP projections for the State's budget can be obtained from DOB.
In the 2018 AIS, the DOB projects a General Fund closing cash balance of $6.9 billion for the end of the 2018 fiscal year, reflecting the State having received $575 million from two extraordinary monetary settlements during the 2018 fiscal year. The State ended September 2017 with a General Fund closing balance of $6.5 billion, $698 million higher than the amount estimated in the 2018 Budget.
According to the 2018 AIS, total General Fund receipts through September 2017, including transfers from other funds, totaled $33.8 billion, an increase of $68 million (0.2 percent) from the 2018 fiscal year budget estimate. Tax collections through September 2017, including transfers of tax receipts to the General Fund after payment of debt service, were approximately $596 million lower than the 2018 Budget estimate. General Fund disbursements, including transfers to other funds, totaled $35 billion through September 2017, a decrease of $630 million (1.9 percent) from the 2018 Budget estimate. The decrease reflects the timing of planned local assistance payments and transfers to capital projects funds. This lower spending was partly offset by higher spending for agency operations due to the timing of agency reimbursement to the General Fund for fringe benefit expenses, and higher than projected spending. The State expects to close the fiscal year with a General Fund cash balance of $6.9 billion, consisting of $4.4 billion in monetary settlements and $2.3 billion in other reserves.
Fiscal Year 2018
The budget forecasts are based on assumptions of economic performance, revenue collections, spending patterns and projections of the costs of program activities. There can be no guarantee that the State's financial position will not change materially and adversely from current projections. If this were to happen, the State would be required to take additional gap-closing actions, such as decreases in State agency operations; delays or decreases in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; or other actions. In some cases, the ability of the State to implement these actions requires the approval of the Legislature and cannot be implemented unilaterally by the Governor. See also the discussion below in the “Special Considerations” subsection of this “State Specific Information—New York” section of this SAI.
Special Considerations
Many complex political, social, economic, financial and environmental forces influence the State's economy and finances, which may in turn affect the 2018 Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. The 2018 Budget is also based on numerous assumptions, including forecasts of national and State economic activity and the ability of the State to collect related tax receipts as projected. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the
31

national and State economies. In certain fiscal years, actual collections were substantially below the levels predicted for the year. In addition, surplus projections in future years are based on the assumption that annual growth in State Operating Funds spending is limited to 2 percent, and that all savings that result from the 2 percent limit will be made available to the General Fund. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.
There are numerous uncertainties and risks that could affect the 2018 Budget, including the impact of: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; cybersecurity attacks, major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities, Federal tax law and other programmatic purposes; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and State tax collections; and the outcome of litigation and other claims affecting the State. Other uncertainties and risks that could affect the 2018 Budget include, but are not limited to, wage and benefit increases for State employees that exceed projected annual costs; changes in the size of the State's workforce; the realization of the projected rate of return for pension fund assets, and current assumptions with respect to wages for State employees affecting the State's required pension fund contributions; the willingness and ability of the federal government to provide the aid expected in the 2018 Budget; the ability of the State to implement cost reduction initiatives, including reductions in State agency operations, and the success with which the State controls expenditures; and the ability of the State and its public authorities to market securities successfully in the public credit markets.
The 2018 Budget forecast also contains specific transaction risks and other uncertainties that, if they were to materialize, could have a negative affect on the 2018 fiscal year or in future years, including, but not limited to, receipt of certain payments from public authorities; receipt of certain casino revenue sharing payments under the Tribal-State compact, including payments from the Seneca Nation; receipt of miscellaneous revenues at the levels expected in the 2018 Budget and Fiscal Plan, and achievement of cost-saving measures including, but not limited to, transfer of available fund balances to the General Fund at levels currently projected.
The 2018 Budget projections generally assume that School Aid and Medicaid disbursements will be limited to the annual growth in State personal income and the ten-year average growth in the medical component of the Consumer Price Index, respectively. The 2018 Budget, however, includes a 4.2 percent School Aid increase, compared to the 3.9 percent personal income indexed rate.
State law grants the Commissioner of Health certain powers and authority to maintain Medicaid spending levels assumed in the 2018 Budget. Over the past six years, State Medicaid spending levels have been maintained at or below indexed levels. However, Medicaid program spending is sensitive to a number of factors, including fluctuations in economic conditions, which may increase caseload. The Commissioner's powers are intended to limit the rate of annual growth in State Medicaid spending to the levels estimated for the current fiscal year, through actions which may include reducing rates to providers. However, these actions may be dependent upon timely federal approvals and other elements of the program that govern implementation. It should further be noted that General Fund spending remains sensitive to revenue performance in the State's Health Care Reform Act (HCRA) fund. The HCRA fund finances approximately one-quarter of the State-share costs of Medicaid.
Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for the State include, among other items, rising sea levels, more severe coastal flooding and erosion hazards and more intense storms. Storms in recent years, including Superstorm Sandy, Hurricane Irene, and Tropical Storm Lee, have demonstrated vulnerabilities in the State's infrastructure (including mass transit systems power transmission and distribution systems, and other critical lifelines) to extreme weather events, including coastal flooding caused by storm surges. The DOB expects that significant long-term planning and investment by the federal government, State, municipalities and public utilities will be needed to adapt existing infrastructure to climate change risks.
Little more than a year after Hurricane Irene and Tropical Storm Lee disrupted power and caused extensive flooding to numerous State counties, Superstorm Sandy hammered the East Coast on October 29, 2012, causing massive infrastructure damage and economic losses to the State and surrounding region. The frequency and strength of these storms present financial and economic risks to the State. The State's reimbursement claims for costs of the immediate response, recovery, and future mitigation efforts continue, largely supported by Federal funds. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding and mitigation activity nationwide. It is anticipated that the State, MTA and State localities may receive approximately one-half of this amount for response, recovery and mitigation costs. To date, a total of $17 billion has been committed to repairing impacted homes and businesses, restoring community services and mitigating future storm risks across the State. There can be no assurance that all anticipated Federal disaster aid described above will be provided to the State and its affected entities over the coming years.
32

The State authorizes the General Fund to temporarily borrow resources from other funds in the State's short-term investment pool (STIP) for a period not to exceed four months or to the end of the fiscal year, whichever is shorter. While DOB expects that the General Fund will have adequate liquidity to make payments as they become due throughout fiscal year 2018, the General Fund may occasionally temporarily borrow funds from STIP during the fiscal year. The State continues to set aside money quarterly for debt service payments that are financed with General Fund resources, and reserve money to pay debt service on bonds secured by dedicated receipts, including Personal Income Tax (PIT) bonds and Sales Tax bonds, as required by law and bond covenants.
Under legislation enacted in August 2010, the State and local governments may defer paying (or amortize) a part of their annual pension costs. Although amortization temporarily cuts the pension costs that must be paid by public employers in a particular fiscal year, it ultimately results in greater total costs when repaid with interest. The State and local governments are required to begin repayment on each new amortization in the fiscal year immediately following the year in which the deferral was made. The full amount of each amortization, with interest, must be repaid within ten years, but the amount can be paid off sooner. Legislation included in the 2017 fiscal year budget authorizes the State to prepay annual installments of principal associated with an amortization, prior to the expiration of the amortization repayment schedule, and thus only be required to make the related interest payments during the subsequent fiscal years associated with such prepayments. This option does not allow the State to extend the ten-year repayment schedule, nor does it allow for the interest rate initially applied to the amortization amount to be modified. For amounts amortized in fiscal year 2011 through fiscal year 2016, the State Comptroller set interest rates of 5 percent, 3.75 percent, 3 percent, 3.67 percent, 3.15 percent and 3.21 percent, respectively. The amortization threshold is projected to approximate the normal rate in upcoming fiscal years. Therefore, the 2018 Budget does not assume amortization of State pension costs beyond fiscal year 2016.
The State receives a significant amount of federal funding for health care, education, transportation and other government needs, as well as federal aid to address response and recovery to extreme weather events and other disasters. Any reduction in federal funding levels could have a materially adverse impact on the 2018 Budget. In addition, the 2018 Budget may be negatively affected by other actions taken by the federal government, including audits, disallowances and adjustments to federal participation rates or other Medicaid rules.
Furthermore, the State and the Federal Centers for Medicare and Medicaid Services (CMS) have reached an agreement in principle allowing up to $8 billion in federal funding over numerous years for use in transforming the State's health care system. This funding is provided through an amendment to the State's Partnership Plan 1115 Medicaid waiver.
In May 2011, the State Supreme Court issued an order that approved the transfer of real property and other assets of Long Island College Hospital (LICH) to a State not-for-profit corporation (“Holdings”), the sole member of which is the State University of New York (SUNY). Subsequent to such transfer, Holdings leased the LICH hospital facility to SUNY University Hospital at Brooklyn (“Downstate Hospital”). To address the deteriorating financial condition of Downstate Hospital, which has been caused in part by the deteriorating financial position of LICH, legislation adopted with the fiscal year 2014 budget required a multi-year sustainability plan for the Downstate Hospital. After a series of court orders, in 2014, SUNY and Holdings issued a request for proposals for a qualified party to provide or arrange to provide health care services at LICH and to purchase the LICH property. An agreement to purchase the property and provide health care services by a third party has been approved by the Office of Attorney General and the State Comptroller. The sale of all or substantially all of the assets of Holdings is subject to additional approvals. There can be no assurance that the resolution of legal, financial and regulatory issues surrounding LICH, including the payment of outstanding liabilities will not have a materially adverse impact on SUNY.
Debt outstanding and debt service costs over the course of the fiscal year are projected to remain below the limits prescribed by the Debt Reform Act of 2000 (“Debt Reform Act”) based on the updated forecasts in the 2018 Budget. However, the State is currently in a period of relatively limited debt capacity. The available room under the debt outstanding cap is expected to decline from $5.4 billion in fiscal year 2017 to $58 million in fiscal year 2021. This includes the estimated impact of the bond-financed portion of increased capital commitment levels. The State may implement measures to further adjust capital spending priorities and debt financing practices to stay in compliance with the statutory outstanding debt limit.
An impasse in Congress in October 2013 resulted in a temporary federal government shutdown and concern that the federal debt ceiling would not be increased in a timely way. Including the temporary suspension of the debt limit that ended that standoff in 2013, Congress has passed multiple suspensions since then, the most recent extending through December 8, 2017. A default by the federal government on payments, especially for a prolonged period, can be projected to have a materially adverse effect on the economies of the nation and the State, financial markets and intergovernmental aid payments. According to DOB, although it is not possible to know or predict the particular effects of a federal government payment default on the 2018 Budget, data from prior economic downturns suggest that the State's revenue loss could be substantial if the economy falls into a recession as a result of a federal default. A federal government payment default also may adversely affect the municipal bond market. Municipal issuers, and
33

the State, could face greater borrowing costs and decreased market access, which would jeopardize planned capital investments in transportation infrastructure, higher education facilities, hazardous waste remediation, environmental projects and economic development projects. Furthermore, the market for and market value of outstanding municipal obligations, including municipal obligations of the State, could be negatively affected.
Substantially all of the State's employees become eligible for post-retirement benefits if they reach retirement while working for the State. In accordance with the GASB Statement 45, the State must perform an actuarial valuation every two years for purposes of calculating Other Post-Employment Benefits (OPEB) liabilities. The Annual Required Contribution (ARC) represents the annual level of funding that, if set aside on an ongoing basis, is projected to cover normal costs each year and amortize any unfunded liabilities of the plan over a maximum period of 30 years. Any amounts required but not actually set aside to pay for these benefits are accumulated with interest as part of the net OPEB obligation, after adjusting for amounts previously required. The unfunded actuarial accrued liability for fiscal year 2017 is $87.3 billion ($72.8 billion for the State and $14.4 billion for SUNY), an increase of $9.4 billion from fiscal year 2016 (attributable wholly to the State). The State is currently examining GASB Statement 75, which amends GASB Statement 45 requirements. GASB Statement 75 will alter the actuarial methods used to calculate OPEB liabilities, standardize asset smoothing and discount rates and require the funded status of the OPEB liabilities to be reported by the State. GASB Statement 75 will be included in fiscal year 2019 financial statements.
The State has reached multi-year collective bargaining agreements beyond fiscal year 2018 with two of the largest unions, as well as several other unions. The State is in active negotiations with all other employee unions. Due to the nature of the timing of labor agreements, DOB will informally reserve balances for possible prior-year costs for unions without current contracts.
The State's Secured Hospital Program enables certain financially distressed not-for-profit hospitals to gain access to the capital markets. Under the Secured Hospital Program, the State is obligated to pay debt service, subject to annual appropriations by the Legislature, on certain bonds in the event there are shortfalls in revenues from other sources, including hospital payments and certain reserve funds held by the applicable trustees for the bonds. As of March 31, 2017, there were approximately $220 million of outstanding bonds under the program. The financial condition of the hospitals in the Secured Hospital Program is deteriorating, and some are experiencing significant operating losses that are likely to impair their ability to remain current on their loan payment obligations. The State's contingent contractual obligation regarding the Secured Hospital Program was invoked for the first time in fiscal year 2014. Since then, the State has paid $85 million for debt service costs. It is estimated that the State will pay debt service costs of approximately $14 million in fiscal year 2018, $28 million annually in fiscal years 2019 through 2021 and $22 million in fiscal year 2022. In addition, the State has an estimated additional exposure of up to $9 million annually if all remaining hospitals in the Secured Hospitals Program fail to meet the terms of their loan agreements and if available reserve funds were depleted.
The fiscal demands on State aid may be affected by the fiscal conditions of the City and potentially other localities, which rely in part on State aid to balance their budgets and meet their cash requirements. Certain localities outside of the City, including cities and counties, have experienced financial problems and have requested and received additional State assistance during the last several fiscal years. In 2013, the Financial Restructuring Board of Local Governments was created to provide assistance to distressed local governments by performing comprehensive reviews, and providing grants and loans as a condition of implementing recommended efficiency initiatives.
Implementation of the 2018 Budget relies on the State's ability to successfully market its bonds. The State primarily finances much of its capital spending from the General Fund or STIP, which it subsequently reimburses with proceeds from the sale of bonds. If the State cannot sell bonds at the levels (or on the timetable) anticipated in the State's capital plan, the State's overall cash position and capital funding plan may be adversely affected. The success of expected public sales will depend on prevailing market conditions. Future developments in the financial markets generally, including possible changes in federal tax law relating to the taxation of interest on municipal bonds, and future developments regarding the State and public discussion of those developments, may affect the market for outstanding State-supported and State-related debt.
The General Fund periodically is the beneficiary of State financial settlements. Resources from new financial settlements that have not been appropriated to date total approximately $500 million. Following the approach used in fiscal years 2016 and 2017, the 2018 Budget proposes using the new settlements for capital purposes and other time-limited investments. In addition, the 2018 Budget proposes setting aside $155 million to fund retroactive salary increases that are anticipated to occur in fiscal year 2018 or later, and depositing $150 million of the settlement money into the State's rainy day reserves, if fiscal conditions permit. The proposed set-aside of $155 million to fund retroactive salary increases is in addition to the $90 million in available General Fund balances identified for potential salary increases in fiscal year 2017.
34

Recent State Fiscal Years
When the 2017 fiscal year budget was enacted, the DOB estimated that the State would end the fiscal year with a General Fund cash balance of approximately $7.2 billion. Largely as a result of monetary settlement payments, the General Fund ended the year with a balance of $7.7 billion, approximately $517 million above the initial estimates. Tax receipts, including the transfer of tax receipts to the General Fund after payment of debt services, for the 2017 fiscal year totaled approximately $65.7 billion, $1.1 billion lower than projected in the 2017 Budget. General Fund disbursements, including transfers to other funds, totaled approximately $66.0 billion, $1.1 billion less than the estimated amount in the 2017 Budget. This balance consists of approximately $5.3 billion from monetary settlement payments that the State plans to use for one-time initiatives, $1.8 billion in the Rainy Day Reserve Fund, $500 million for future debt management actions, including debt reduction, $56 million in the Community Projects Fund, $21 million in the Contingency Reserve Fund, and $25 million set aside for costs of labor agreements. The undesignated fund balance was $14 million.
Debt Limits, Ratings and Outstanding Debt
The debt of the State and of certain public authorities (“Authorities”) consists of “State-supported debt” and “State-related debt.” State-supported debt includes: (1) general obligation debt of the State to which the full faith and credit of the State has been pledged; (2) lease-purchase and contractual-obligations of public Authorities and municipalities where the State's obligations to make payments to those public Authorities and municipalities to cover debt service on those instruments is dependent on annual appropriations made by the Legislature and not based upon general obligations of the State; (3) long-term obligations issued by the Local Government Assistance Corporation (LGAC) Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing; and (4) State PIT Revenue Bond Financing (“State PIT Revenue Bonds”), which is issued by certain Authorities. The legislation enacting the issuance of State Pit Revenue Bonds provides that 25 percent of PIT receipts, excluding refunds owed to taxpayers, must be deposited into the Revenue Bond Tax Fund to be used to make debt service payments on these bonds. Legislation enacted in 2007 increased, under certain circumstances, the amount of PIT receipts to be deposited into the Revenue Bond Tax Fund by removing an exclusion for PIT amounts deposited to the School Tax Relief (STAR) Fund.
State-related debt is a broader category of state debt that includes State-related debt but also includes State-guaranteed debt, moral obligation financings, certain contingent-contractual obligation financings, and certain other State financings (“Other State Financings”). Debt service on State-guaranteed debt, moral obligation financings and the contingent-contractual obligation financings is expected to be paid from sources other than the State, and State appropriations are contingent in that they may be made and used only under certain circumstances. Other State Financings relate to debt issued by an Authority on behalf of a municipality. These include capital leases, mortgage loan commitments and debt of the municipal bond bank agency to finance prior year school claims. The municipality pays debt service on such financings by assigning specified State and local assistance payments it receives. The State does not have any obligation to continue to appropriate the local assistance payments that are the subject of the municipality assignments or make any debt service payments on such financings.
Total State-related debt outstanding is projected to total $52.2 billion in fiscal year 2018, an increase of $1.5 billion (3.0 percent) from fiscal year 2017. New debt issuances are expected to total $6.2 billion in fiscal year 2018, offset by $3.5 billion in debt retirements. The annual increase in debt outstanding includes bond issuances to finance capital commitments for education ($1.9 billion), transportation ($2 billion), economic development and housing ($770 million), health and mental hygiene ($669 million), State facilities and equipment ($249 million) and the environment ($566 million). During the Fiscal Plan, new debt issuances are projected to total $33.7 billion. New issuances are expected for education facilities ($8.1 billion), transportation infrastructure ($10.3 billion), economic development ($5.8 billion), mental hygiene and health care facilities ($4.2 billion), State facilities and equipment ($2.1 billion) and the environment ($3.2 billion). Over the period of the Fiscal Plan, State-related debt outstanding is projected to increase from $50.7 billion in fiscal year 2017 to $60.5 billion in fiscal year 2022, or an average increase of 3.9 percent annually.
State supported debt service, which is a measure of State resources needed to pay annual debt service, is projected at $5.3 billion in fiscal year 2018, a decrease of $225 million (4.1 percent) from fiscal year 2017. State related debt service is projected to increase from $5.3 billion in fiscal year 2018 to $7.4 billion in fiscal year 2022.
New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act. This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital works and purposes only and restricts the maximum term of debt issuances to no more than 30 years. Current projections anticipate that debt outstanding and debt service will continue to remain below the limits imposed by the Debt Reform Act. Based on the most recent personal income and debt
35

outstanding forecasts, the available room under the debt outstanding cap is expected to decline from $3.8 billion in fiscal year 2018 to $216 million in fiscal year 2022. This includes the estimated impact of the bond-financed portion of proposed increased capital commitment levels. Capital spending priorities and debt financing practices may be adjusted from time to time to preserve available debt capacity and stay within the statutory limits.
The State finances a portion of its capital projects with General Obligation bonds. In fiscal year 2018, the State expects that $990 million of General Obligation bonds will be issued to fund projects. General Obligation bond financing of capital projects is accomplished through the issuance of full faith and credit bonds that have been authorized directly by the voters under a State constitutional requirement. General Obligation bond-financed spending ($2.4 billion) accounts for approximately 3 percent of total spending over the period of the Fiscal Plan. The Fiscal Plan assumes the continued implementation of prior authorized bond acts.
As of December 2017, the State's outstanding General Obligation bonds were rated AA+ with a stable outlook by S&P, AA+ with a stable outlook by Fitch and Aa1 with a stable outlook by Moody's. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State General Obligation bonds.
State Retirement Systems
The State and Local Retirement Systems (“Systems”) provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees and beneficiaries increased from $232.9 billion on April 1, 2016 to $240.7 billion (including $119.2 billion for current retirees and beneficiaries) on April 1, 2017. The funding method used by Systems anticipates that the plan net position, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. The valuation used was based on audited net position restricted for pension benefits as of March 31, 2017. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from plan net position on April 1, 2017 in that the determination of actuarial assets utilized a smoothing method that recognized 20 percent of the unexpected gain for fiscal year 2017, 40 percent of the unexpected loss for fiscal year 2016, 60 percent of the unexpected loss for fiscal year 2015 and 80 percent of the unexpected gain for fiscal year 2014. The asset valuation method smooths gains and losses based on the market value of all investments. Actuarial assets increased from $190.7 billion on April 1, 2016 to $198.1 billion on April 1, 2017. The ratio of the fiduciary net position to the total pension liability for the Employee Retirement System, as of March 31, 2017, was 94.7 percent. The ratio of the fiduciary net position to the total pension liability for the Police and Fire Retirement System, as of March 31, 2017, was 93.5 percent.
For the 2016 fiscal year, the total State payment (including Judiciary) was approximately $2.5 billion. The State (including Judiciary) opted to amortize the maximum amount permitted, which reduced the required March 1, 2016 payment by $356.1 million. The total State payment (including Judiciary) due to the Systems for the 2017 fiscal year was approximately $2.4 billion. The State opted not to amortize under the Contribution Stabilization Program and has paid the bill in full as of March 1, 2017.
Litigation
The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced financial plan. The State believes that the 2018 Budget includes sufficient reserves to offset the costs associated with any potential adverse rulings. There can be no assurance that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2018 Budget resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2018 Budget. In addition, any potential amounts may be structured over a multi-year period. It is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential 2018 Budget resources set aside for judgments, and consequently could negatively affect the State's ability to maintain a balanced 2018 Budget. The disclosure below only includes litigation where the State deems the monetary claims against the State to be material or that involves significant challenges to or impacts on the State's financial policies or practices. The State generally only deems a monetary claim to be material if it exceeds $100 million. Furthermore, the litigation discussed below does not include all pending material matters and it does not include any pending material matter where the State's legal counsel has advised that it is not probable that the State will suffer adverse decisions.
36

There are a number of suits pending against the State by Native American tribes that claim Indian land was taken illegally by the State. The disputed portions of land in these suits range from 15,000 acres to a strip of land varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. The remedies sought in these suits include, among other things, assertions of a possessory interest in the land, ejectment, claims seeking the difference between the amount paid for the lands and the fair market value of the lands at the time of the transaction, monetary damages and prejudgment interest. Taken together, two significant decisions rendered by the Supreme Court and the Second Circuit Court of Appeals in City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 547 U.S. 1128 (2006) made clear that the equitable doctrines of laches, acquiescence and impossibility can bar ancient land claims. Relying on these decisions, in Oneida Indian Nation et al. v. County of Oneida et al., 617 F.3d 114 (2d Cir. 2010), the Second Circuit Court of Appeals dismissed the Oneida land claim. The United States Supreme Court, on October 17, 2011, denied plaintiffs' petitions for certiorari to review the decision of the Second Circuit. On May 16, 2013, the State, Madison and Oneida Counties, and the Oneida Indian Nation executed a settlement agreement that, among other things, would institute a limit on the amount of land the tribe could reacquire and have taken into trust for its benefit by the United States. The agreement was approved by the State Legislature and was approved by the federal Court on March 4, 2014. See Oneida Indian Nation of New York et al. v. State of New York. There were, however, actions challenging the settlement agreement. In Matter of Town of Verona, et al. v. Cuomo, et al. (Sup. Ct., Albany Co.), where the plaintiffs are citizen taxpayers, voters and two towns, the defendants answered and moved for summary judgment, which was granted in a Decision/Order/Judgment on June 27, 2014 dismissing all claims in the complaint and denying plaintiffs' cross-motion to amend. The plaintiffs filed a Notice of Appeal on March 17, 2015. In an opinion and order entered December 17, 2015, the Appellate Division, Third Department affirmed Supreme Court's judgment upholding the settlement agreement and dismissing the action. On March 1, 2016, the Appellate Division, Third Department denied plaintiffs' motion for reargument or leave to appeal. Plaintiffs thereafter moved in the Court of Appeals for leave to appeal. The Court of Appeals denied Plaintiff's motion for leave to appeal, with costs, on June 9, 2016. This case has now concluded.
Some of the pending major cases that involve Native American claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al. (NDNY) and Kaplan v. State of New York (Sup. Ct., Oneida Co.).
There is a nationwide arbitration proceeding pending against the State involving the 1998 Tobacco Master Settlement Agreement (MSA) between tobacco manufacturers who are party to the MSA (PMs) and 46 settling states (including the State), plus some territories and the District of Columbia (collectively the “Settling States”). Under the MSA, the PMs pay the Settling States each year in perpetuity a base payment to compensate for economic harm to the Settling States for smoking-related illness. In exchange for the payments by the PMs and imposition of certain tobacco advertising and marketing restrictions among other things, the MSA releases the PMs from past and present smoking-related claims by States and provides for a continuing release of future smoking-related claims. In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA (“Non-Participating Manufacturers” or NPMs) to deposit in escrow an amount roughly equal to the amount that PMs pay per pack sold. The State's allocable share of the total payment is about 12.8 percent of the total, or approximately $800 million on an annual basis.
In the nationwide arbitration proceeding against the State, the PMs allege violations of the terms of the MSA by the Settling States (except for Montana) for 2003 with respect to their treatment of tobacco manufacturers who are not party to the MSA. The PMs seek a downward adjustment of the payment due in that year which would serve as a credit against future payments. Any such claims for years prior to 2003 were settled in 2003. The PMs are making the identical claim for 2004-2006, but none of those years are currently in arbitration. The arbitration panel (the “Panel”) ruled, among other things, that the Settling States involved had the burden of proof in establishing diligent enforcement of the escrow statutes and that the 2003 settlement of prior NPM Adjustment claims, did not preclude the PMs from basing their claim for a 2003 NPM Adjustment on 2002 NPM sales. A hearing on issues common to all states took place in Chicago on April 16-24, 2012. State-specific hearings commenced in May 2012, starting with the hearings involving Missouri and Illinois. The State's diligent enforcement hearings occurred June 25-29, 2012. The final state-specific diligent enforcement hearing occurred May 21-24, 2013 and the Panel issued its awards on September 11, 2013, finding that the State diligently enforced its qualifying statute in 2003 and is therefore not subject to an NPM adjustment for 2003.
In December 2012, the PMs and 19 states (collectively the “Signatory Parties”) agreed to a term sheet allegedly settling the NPM Adjustment disputes for 2003-2012. The State and 31 other states and territories rejected the term sheet because of the negative impact of its terms on their respective states and territories. The Signatory Parties have sought the approval of the Panel in order to obtain an early release of MSA annual payments currently being held in a disputed payments account. Under the MSA reallocation provision, every state is either “diligent” or “not diligent,” and only “diligent” states are exempt from the NPM Adjustment. Any Signatory States removed from the calculation must still be treated as either diligent or not diligent for purposes of allocation of the NPM Adjustment. The non-joining states seek to have the Signatory States treated as non-diligent for purposes of allocation of the NPM Adjustment, to which the Signatory Parties object. The Panel held a status conference on January 22, 2013, and a hearing on March 7, 2013, to discuss the term sheet. The Panel subsequently issued a Partial Stipulated
37

Settlement Award (“Partial Award”) on March 13, 2013, based on the provisions of the term sheet, that deemed the 20 states (collectively, the “Signatory States”) “diligent” for purposes of allocation of the NPM Adjustment. Furthermore, the Panel created a process for reallocating any NPM Adjustment among non-diligent states that changes the terms of the MSA itself. Therefore, if the State is found to have been “not diligent” in its enforcement of its escrow statute in 2003, the State would have exposure not only for its portion of the NPM adjustment, but also for its proportionate share of the NPM Adjustment attributable to the Signatory States. The State (as well as several other states) has moved in its state court to vacate or modify the Partial Award notwithstanding the Panel's finding. The State's motion has been adjourned several times. Courts in Missouri and Pennsylvania have issued decisions vacating or modifying the Panel's Partial Award. In both cases the court held that the Signatory States should be deemed not diligent for purposes of allocating the NPM Adjustment. The Maryland court denied the state's motion to vacate or modify the Partial Award, while courts in the remaining states challenging the Partial Award have not yet ruled.
The PMs have expressed their expectation to bring a nationwide NPM Adjustment Arbitration for sales year 2004 against the State and the other states that rejected the term sheet.
State of New York, et al. v. The United States of America, et al., 06-CV-810 (WDNY) is an action by the State and the New York State Energy Research and Development Authority seeking: (i) a declaration that defendants are liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for the State's response costs and for damages to the State's natural resources stemming from nuclear contamination from the Western New York Nuclear Service Center in Cattaraugus County, New York (the “Site”), and a judgment compensating the State for such costs and damages; (ii) a declaration of defendants' responsibilities under the West Valley Demonstration Project Act (the “Act”) to decontaminate and decommission the Site as well as for future site monitoring and maintenance; and (iii) a declaration that the defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the Site under the Nuclear Waste Policy Act. Thus far, the combined federal and State costs amount to approximately $2.6 billion, with the State's expenses approaching $320 million.
After commencement of the action, the parties engaged in court-ordered mediation, as a result of which a consent decree was approved and entered on August 17, 2010 resolving several key claims in the litigation. The Consent Decree identifies a specific cost share for each government for specified facilities and known areas of contamination, and sets forth a process for determining cost shares for contamination that may be identified in the future. The Consent Decree does not select or advocate the selection of any particular cleanup program for the Site, and cleanup decisions are being made via the ongoing Environmental Impact Statement process.
The Consent Decree also does not resolve two claims raised in the State's lawsuit - the State's natural resource damages claim and its Nuclear Waste Policy Act claim. The first claim, which the federal government has agreed to toll, will be pursued by the State Department of Environmental Conservation (as trustee of the State's natural resources) and the Attorney General's office. The claim concerning the federal government's obligation to pay fees for disposal of high level radioactive waste from the West Valley Demonstration Project under the Nuclear Waste Policy Act has not been settled or dismissed and remains in litigation. In accordance with an agreed briefing schedule, the parties have submitted their opening and responsive briefs for competing motions to dismiss the Nuclear Waste Policy Act claim. The Court issued an order on November 20, 2013 granting the State's motion to dismiss this claim (for lack of ripeness), and denying the United States' motion to dismiss to the extent that it sought a ruling on other grounds.
In Maisto v. State of New York (formerly identified as Hussein v. State of New York), plaintiffs seek a judgment declaring that the State's system of financing public education violates section 1 of article 11 of the State Constitution, on the ground that it fails to provide a sound basic education. In a decision and order dated July 21, 2009, Supreme Court, Albany County, denied the State's motion to dismiss the action. The State appealed this denial to the Appellate Division, Third Department. On January 13, 2011, the Appellate Division, Third Department, affirmed the denial of the motion to dismiss. On May 6, 2011, the Third Department granted defendants leave to appeal to the Court of Appeals. On September 15, 2011, the Court of Appeals placed the appeal on track for full briefing and oral argument. The appeal was argued April 26, 2012. On June 26, 2012, the Court of Appeals affirmed the denial of the State's motion to dismiss. Trial commenced on January 21, 2015 and was completed on March 12, 2015. The parties submitted their proposed findings of fact on October 28, 2015. Plaintiffs' memorandum of law was due on November 27, 2015 and defendants' memorandum of law was filed on January 25, 2016. Plaintiffs' reply memorandum was submitted on February 9, 2016. On September 19, 2016, the trial court ruled in favor of the State and dismissed the action. Plaintiffs filed a notice of appeal dated October 5, 2016 with the Appellate Division, Third Department. Plaintiffs have filed their appellate brief and the State's brief was filed May 30, 2017. The appeal was argued on September 5, 2017. By decision and order dated October 26, 2017, the Appellate Division reversed the judgment of the trial court and remanded the case in order for the trial court to make specific findings as to the adequacy of inputs and causation.
38

In Aristy-Farer, et al. v. The State of New York, et al. (Sup. Ct., N.Y. Co.), commenced February 6, 2013, plaintiffs seek a judgment declaring that the provisions of L. 2012, Chapter 53 and L. 2012, Chapter 57, Part A Section 1, which links payment of State school aid increases for 2012-13 to submission of approvable teacher evaluation plans by local school districts violates, among other provisions of the State Constitution, Article XI, Section 1, because implementation of the statutes would prevent students from receiving a sound basic education. Plaintiffs moved to enjoin the defendants from taking any actions that would reduce payment of State aid disbursements referred to as General Support for Public Schools (GSPS) to the City pending a final determination, and the State opposed this motion. By order dated February 19, 2013, the Court granted the motion for preliminary injunction. The State appealed, and on May 21, 2013, the Appellate Division, First Department, denied plaintiffs' motion for a stay pending appeal. As a result, plaintiffs have agreed to vacate their preliminary injunction and the State will withdraw its appeal. On April 7, 2014, the Supreme Court denied the State's motion to dismiss. The State's appeal is pending. The Answer to the Second Amended Complaint was filed on February 2, 2015.
By a decision dated August 12, 2014, the Supreme Court, New York County, granted a motion to consolidate Aristy-Farer with New Yorkers for Student Educational Rights v. New York, summarized below. On June 27, 2017, the Court of Appeals dismissed the Aristy-Farer action but held that the New Yorkers for Student Educational Rights v. New York action could proceed on a limited basis as to the New York City and Syracuse school districts, as discussed below
In New Yorkers for Students Educational Rights v. New York, the organizational plaintiff and a number of individual plaintiffs initiated a new lawsuit on February 11, 2014, in Supreme Court, New York County, alleging that the State is not meeting its constitutional obligation to fund schools in the City and throughout the State to provide students with an opportunity for a sound basic education. In particular, plaintiffs claim that the State is not meeting its funding obligations for City schools under the Court of Appeals decision in Campaign for Fiscal Equity (“CFE”) v. New York, 8 N.Y.3d 14 (2006), and - reiterating the claims of Aristy-Farer - challenge legislation conditioning greater funding for City schools on the timely adoption of a teacher evaluation plan. Among other things, plaintiffs allege similar claims concerning other school districts throughout the State, and that the State has failed to provide assistance, services, accountability mechanisms and a rational cost formula to ensure that students throughout the State have an opportunity for a sound basic education.
Plaintiffs seek a judgment declaring that the State has failed to comply with CFE and the command of State Constitution Article XI to supply funding for public schools within the State, and that the gap elimination adjustment and caps on State aid and local property tax increases are unconstitutional. In addition, plaintiffs seek an injunction requiring the State to terminate the gap elimination adjustments and caps on State aid and local property tax increases, to reimburse the City for the funding that was withheld for failure to timely adopt a teacher evaluation plan, to supply increased assistance, services and accountability, to appoint an independent commission to determine the cost of giving students an opportunity for a sound basic education, and to revise State aid formulas.
The State filed a motion on May 30, 2014 to dismiss all claims, and on June 24, 2014, plaintiffs moved for a preliminary injunction seeking to restrain defendants from enforcing three of the four statutory provisions challenged in the underlying action. Subsequently, defendants moved by Order to Show Cause on July 8, 2014 to change the venue of the preliminary injunction application, as well as the entire action, to Albany County. The Court, via a Decision and Order dated August 8, 2014, granted defendants' motion to transfer the preliminary injunction application to Albany County, but denied that part of the motion which sought to transfer the entire action. Plaintiffs withdrew their motion for a preliminary injunction by letter dated October 27, 2014. The Court denied defendants' motion to dismiss by order dated November 17, 2014, and granted the motion of the City of Yonkers to intervene as a plaintiff in the proceeding by separate order dated November 17, 2014. Defendants filed Notices of Appeal of both November 17, 2014 decisions on December 15, 2014. Defendants filed Answers to the Amended Complaint and to Yonkers' Intervenor Compliant on February 2, 2015. The appeals of both November 17, 2014 decisions, along with the appeal in Aristy-Farer, are scheduled to be heard by the First Department February 24, 2016. Plaintiffs moved for partial summary judgment, pre-discovery, on May 29, 2015. Defendants filed opposition papers and cross-moved for partial summary judgment on July 31, 2015. Defendants also moved for a stay of the litigation pending the outcomes of the pending appeals. Oral argument was held on the cross-motions for partial summary judgment and the motion for a stay on November 4, 2015. The court denied both parties' motions for partial summary judgment on November 20, 2015. The court also denied defendants' motion for a stay on November 20, 2015. The court held a preliminary conference on February 3, 2016. On April 5, 2016, following the submission of a stipulation by the parties, the court stayed the case pending the outcome of the appeal before the First Department. On September 8, 2016, the First Department ruled largely in favor of plaintiffs and held that the bulk of their school-financing claims in Aristy-Farer and NYSER could proceed. Defendants moved for leave to appeal to the Court of Appeals, and that motion was granted by the First Department on December 15, 2016. The matter was fully briefed in the Court of Appeals which heard argument on May 30, 2017. On June 27, 2017, the Court of Appeals held that the Aristy-Farer complaint failed to state a claim and that the NYSER complaint failed to state a claim on its causes of action alleging that the State violated the Constitution by
39

departing from funding levels endorsed in CFE and envisioned by the Legislature's 2007 reforms to the State aid system. The Court held that plaintiffs could proceed on their claims that the State was failing in its constitutional obligation to ensure the provision of minimally adequate educational services in the New York City and Syracuse school districts and remanded for further proceedings as to those two districts only.
Discovery is currently stayed, while the plaintiffs are amending their complaint in the NYSER action. The amended complaint is due by December 11, 2017. Defendant's response is due 120 days after plaintiffs file an amended complaint. It is expected that the parties will set a discovery schedule shortly after defendants file their response.
In Kateri Residence v. Novello (Sup. Ct., New York Co.) and several other cases, plaintiffs challenge a number of nursing home rate methodologies, including the “reserve bed patient day adjustment,” which regulates payments to nursing homes when long term care patients are receiving off-site care. Supreme Court, New York County, granted partial summary judgment to plaintiffs in Kateri, finding that the reserve bed patient day adjustment rate methodology was improper. In addition, the Court directed the defendant to re-compute Medicaid rates for the plaintiffs' facilities. The deadline for such re-computation was June 28, 2013. The Appellate Division, First Department affirmed the Supreme Court's partial summary judgment decision on interlocutory appeal and remanded the case to the Supreme Court for further proceedings. The Court of Appeals denied leave to appeal on the grounds that the decision was not final. The Supreme Court directed the defendant to compute Medicaid rates for the plaintiffs' facilities, which was completed in October 2013. The parties are now conducting discovery. Plaintiffs have brought a motion, returnable March 5, 2014, to compel payment of the impacted Medicaid rates computed so far by Department of Health staff, resulting from application of the reserve bed day methodology. On June 3, 2014, the court granted this motion, directing payment of $6.5 million of the $49 million sought by plaintiff. Plaintiffs brought an additional motion to consolidate over 200 other Medicaid rate cases into the present case, which was granted. The State has filed a notice of appeal. In April and May 2015, the Supreme Court, New York County, administratively consolidated many of the reserved bed day Kateri matters under the new caption of Bayberry, et al. With respect to a portion of the newly consolidated cases, at the end of April 2015, as ordered, DOH performed additional rate calculations that incorporated petitioners' reserved bed day interpretation. Similar calculations by DOH for additionally consolidated cases, referred to under the heading of Lead Petitioner Cabrini), were also performed by DOH. In March 2016, over 600 nursing home facilities, including all of the Kateri plaintiffs, entered a “universal settlement” with the State, resolving all issues concerning nursing home rate reimbursement unless specifically excluded from the settlement by agreement of the parties. The Kateri plaintiffs and the State agreed to exclude one issue, called “facility specific rebasing claims,” and agreed to cap potential liability for that issue at no more than $15 million inclusive of all fees and costs. The parties filed a stipulation on June 22, 2016 setting forth a proposed briefing schedule for a motion to determine that issue with all papers due by August 12, 2016, and the next scheduled court conference was adjourned to September 21, 2016. Pending completion of settlement discussions of the remaining “facility specific rebasing claims” issue, the parties reached a revised briefing schedule at a court conference on December 21, 2016, pursuant to which plaintiffs' motions associated with their remaining claim were due to be filed on February 3, 2017, with opposition to such motions due on or before March 3, 2017, reply if any due on or before March 24, 2017, and a court conference scheduled for April 26, 2017. By stipulation dated May 30, 2017, counsel for the parties agreed to extend the dates set forth in the December 21, 2016 conference order as follows: motion on facility specific rebasing issues due June 30, 2017; opposition July 31, 2017; reply September 15, 2017, motion on remaining “open issues” other than facility specific rebasing due September 29, 2017, opposition due October 31, 2017 and reply papers due November 29, 2017, and the next court conference was scheduled on June 28, 2017 while settlement discussions continued. Counsel for the parties agreed to appear in court on June 21, 2017 at 11:30 a.m. to further discuss settlement with the Court. At that conference, the parties agreed to settle the case by so ordered stipulation, pursuant to which the State would pay the plaintiff the sum of $9 million, in exchange for a discontinuance with prejudice. On August 24, 2017, plaintiff's counsel received the agreed-upon payment of $9 million in full settlement of the remaining issues in this litigation.
There are several cases challenging the State's authority to collect taxes on cigarettes sold on reservations. In Oneida Indian Nation of New York v. Paterson, et al. and four consolidated cases, the tribal plaintiffs seek declaratory judgments that their rights under federal law have been violated by Chapters 134 and 136 of the Laws of 2010, which amended the Tax Law regarding collection of excise taxes on reservation cigarette sales to non-tribal members and enjoining the State from enforcing those laws. The District Court for the Western District of New York rejected plaintiffs' motions for preliminary injunctions in four of the five cases, but granted a stay of enforcement pending plaintiffs' appeal. Plaintiffs' motion for a preliminary injunction was granted by the District Court for the Northern District of New York in the fifth case. The Second Circuit Court of Appeals affirmed the Western District's orders on May 9, 2011, which denied the plaintiffs' motions for preliminary injunctions, and vacated the Northern District's order granting the motion for a preliminary injunction, vacated all stays pending appeal, and remanded the cases to the respective District Courts for further proceedings consistent with the Court's opinion. In the Northern and Western District cases, the State has moved for summary judgment and the plaintiffs have moved for voluntary dismissal without prejudice. The motions were taken on submission in the Northern District on November 25, 2011 and argued in the Western District on
40

December 20, 2011. On January 9, 2012, the District Court for the Northern District of New York granted plaintiff's motion for voluntary dismissal without prejudice and denied the State defendants' motion for summary judgment as moot. On January 23, 2017, the District Court for the Western District of New York granted the State's motion for summary judgment and dismissed the complaints of two of the tribal plaintiffs with prejudice.
In July 2011, plaintiffs sued the State and other Defendants in Akwesasne Convenience Store Association et al. v. State of New York, in Supreme Court, Erie County, seeking a declaration that the statutory voucher system impermissibly burdens Indian commerce and is preempted by federal law and further seeking to enjoin the implementation, administration or enforcement of the system. The court denied plaintiffs' request for a temporary restraining order and, in a decision dated August 18, 2011, also denied plaintiffs' subsequent motion for a preliminary injunction. Plaintiffs appealed to the Appellate Division, Fourth Department, which denied plaintiffs' motion for a preliminary injunction pending appeal on September 14, 2011. By decision dated August 2, 2012, the Supreme Court, Erie County, granted defendants' motion for summary judgment dismissing the complaint and denied plaintiffs' cross motion for summary judgment. Plaintiffs appealed directly to the Court of Appeals by notice of appeal filed on October 12, 2012. On January 15, 2013, the Court of Appeals transferred the appeal to the Appellate Division, Fourth Department, on the grounds that a direct appeal to the Court of Appeals does not lie.
In New York Insurance Association, Inc. v. State (Sup. Ct., Albany Co.), several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department violate the Insurance Law and the State and federal Constitutions. The plaintiff insurance companies argue, among other items, that these assessments constitute an unlawful tax because they include amounts for items that are not the legitimate direct and indirect costs of the Insurance Department. By decision and order dated March 25, 2015, plaintiffs' motion for summary judgment was denied, defendant's motion for summary judgment was granted and plaintiffs' third amended complaint was dismissed. On March 27, 2015, the State received plaintiffs' notice of appeal. On October 27, 2016, the Appellate Division, Third Department affirmed the Supreme Court's judgment dismissing the third amended complaint. On November 22, 2016, plaintiffs moved for reargument or leave to appeal to the Court of Appeals, which the State has opposed. The motion was submitted to the Court on December 12, 2016. By order entered February 9, 2017, the Appellate Division, Third Department, denied plaintiffs' motion for reargument or leave to appeal.
In New York State United Teachers, et al. v. The State of New York, et al. (Sup. Ct., Albany Co.), commenced February 20, 2013, plaintiffs seek a judgment declaring that the provisions of Education Law § 2023-a (the “Tax Cap Law”), which imposes a 60 percent super-majority requirement on school districts which seek to raise their tax levies above the previous year's levy by the lesser of 2 percent or the rate of inflation violates, among other provisions of the State Constitution, Article XI, § 1, because implementation of the statute would interfere with local control of education financing and impair the right of plaintiffs to substantially control school district finances. Plaintiffs also seek injunctive relief barring application of the statutory tax cap to local education funding. Defendants moved to dismiss the First Amended Complaint and plaintiffs moved to further file and serve a Second Amended Complaint to add a challenge to newly enacted Education Law § 2023-b (“Tax Freeze Law”). On September 23, 2014, Supreme Court Justice McGrath issued a Decision and Order which: (1) granted defendants' motion to dismiss the First Amended Complaint which challenged the constitutionality of the Tax Cap Law; and (2) granted the plaintiffs' leave to serve a Second Amended Complaint to add a challenge to Tax Freeze Law. Defendants then moved to dismiss the Second Amended Complaint and, by order to show cause, plaintiffs have moved for a preliminary injunction, but not a temporary restraining order, seeking to enjoin enforcement of the Tax Cap Law and the Tax Freeze Law. Both motions were argued on February 24, 2015. By Decision and Order dated March 16, 2015, the Supreme Court granted the defendants' motion to dismiss the Second Amended Complaint, and denied the plaintiffs' motion for a preliminary injunction. Plaintiffs filed a Notice of Appeal to the Third Department on March 24, 2015. The case has been fully briefed and was argued in the January 2016 term. By opinion and order entered May 5, 2016, the Appellate Division, Third Department (with one judge concurring in part and dissenting in part) affirmed the dismissal of the complaint. On May 25, 2016, plaintiffs filed a notice of appeal to the Court of Appeals. On October 20, 2016, that Court dismissed the appeal on the ground that it did not directly involve a substantial constitutional question. On November 28, 2016, plaintiffs moved for discretionary leave to appeal to the Court of Appeals. Defendants' opposition to the motion was filed on December 12, 2016. By order entered February 14, 2017, the Court of Appeals denied plaintiffs' motion for leave to appeal.
American Trucking Association v. New York State Thruway Authority, 13-CV-8123 (SDNY), is a purported class action by a trucking industry trade association and three trucking companies against the Thruway Authority, the Canal Corporation and individual officers and board members of both entities, claiming violations of the Commerce Clause and the Privileges and Immunities Clauses of the United States Constitution because of the Thruway Authority's use of revenues from Thruway Authority tolls to maintain and improve the State's canal system. The District Court granted defendant's motion to dismiss the complaint for failure to join the State as a necessary party. On August 4, 2015, the Second Circuit Court of Appeals reversed the judgment of the District Court dismissing the complaint and remanded the case to District Court for further proceedings. Following the Second
41

Circuit's remand, plaintiffs filed a motion for partial summary judgment on December 9, 2015. Defendants filed an opposition and cross-motion for summary judgment on February 15, 2016. Briefing on the motion and cross-motion were fully submitted as of April 1, 2016. In an August 10, 2016 decision, the District Court concluded that the claims were not barred by limitations or laches and that, to the extent that the tolls collected from interstate truckers were used to maintain the canal system, the incorporation of those expenses into the Thruway's toll rates, and their collection from the plaintiffs, violates the dormant commerce clause of the United States Constitution. Plaintiffs' motion for class action certification was filed with the District Court on September 6, 2016. Defendants' response was filed on November 18, 2016 and plaintiffs' reply was filed February 3, 2017. In addition, on January 26, 2017, the Thruway Authority moved to dismiss for lack of subject matter jurisdiction based on Federal legislation authorizing the Thruway to use highway tolls for canal purposes. Plaintiffs' opposition to that motion was filed February 13, 2017 and defendants' reply was filed on February 16, 2017. Thereafter, all matters on the case were stayed pending the determination of the motion to dismiss - with discovery ongoing, a trial on the issue of damages had previously been scheduled to begin in March 2017. In addition, on February 1, 2017, counsel for plaintiffs filed a similar, companion, action on behalf of the motor bus industry as a related case, Am. Bus Ass'n v. N.Y. Thruway Auth., 17-CV-0782 (SDNY). That complaint has not yet been served on all parties. On March 1, 2017, the Court entered a decision dismissing the complaint in the original matter under Fed. R. Civ. P. 12(c) for failure to state a cause of action, consistent with the Thruway Authority's motion to dismiss. The Court entered judgment in favor of defendants the same day. The Court also entered an order to show cause in the companion matter brought by the bus association, directing plaintiffs to indicate by March 20, 2017, why the similar matter should not be dismissed on the same grounds as the trucking lawsuit. The Court subsequently granted judgment in favor of defendants in the bus association case. Plaintiffs appealed in both the trucking association and bus association cases, and the two appeals were consolidated by the Second Circuit with the consent of both sides. Plaintiff's opening brief on appeal was filed June 26, 2017. Defendants' opposing brief was filed September 25, 2017. Plaintiffs' reply brief was filed on November 7, 2017. Argument is scheduled for January 25, 2018.
In Tejada v. Roberts (formerly identified as Velez v. Roberts) (Sup. Ct., New York Co.), plaintiffs allege violations of Social Services Law §350(1)(a) and the State Administrative Procedure Act and seek judgment that the New York State Office of Temporary and Disability Assistance is failing to meet its statutory obligation to provide an adequate shelter allowance because that allowance and the Family Eviction Prevention Supplement (FEPS), used to supplement shelter allowance benefits, have not been increased since 2005 and 2004, respectively. The parties settled the case on February 27, 2017. On June 8, 2017, upon Plaintiffs' uncontested motion, the Court preliminarily approved the settlement, and provisionally certified the class and set September 8, 2017 as the date for the fairness hearing. On September 8, 2017, following the fairness hearing, the Court certified the plaintiff class and approved the class action settlement. This case is now concluded.
Authorities: General
Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public Authorities, including those that finance, construct and/or operate revenue-producing public facilities. These Authorities generally pay their own operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, tuition and fees, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation also authorizes numerous financing structures, which may be used for the financings.
Furthermore, there are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made rather to certain Authorities to secure the payment of debt service on their revenue bonds and notes. However, the State has no constitutional or statutory responsibility to give assistance to localities above amounts that have been appropriated therefor in any particular year. Some public Authorities also receive funds from State appropriations to pay for the operating costs of certain programs.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions provided for in legislative authorization. Not surprisingly, the State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its Authorities were to default on their respective obligations. As of December 31, 2015 (with respect to the New York Job Development Authority, as of March 31, 2016), there were 19 Authorities with outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $179 billion, only a portion of which constitutes State-supported or State-related debt.
42

Metropolitan Transportation Authority
The 2018 Budget contains the largest State transportation plan ever approved, with over $55 billion of transportation investments statewide, including $27.14 billion for State Department of Transportation and Thruway (DOT) programs and $27.98 billion for Metropolitan Transportation Authority (MTA) programs. The plan aligns capital programming for DOT and MTA over a 5-year period (fiscal years 2016-20) and includes additional commitments for priority projects and programs that extend over a sixth year. Despite an improved outlook and signs of regional economic recovery, if the national recovery were to falter and negatively impact the regional economy, MTA has limited financial reserves to offset lower-than-expected operating revenues, taxes and subsidies. The MTA plan assumes that State budget actions will provide full remittance to MTA of all resources collected on MTA's behalf.
The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017, or by visiting the MTA website at www.mta.info.
New York City Economy
The fiscal demands on the State may be affected by the fiscal condition of the City. The City relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.
The discussion that follows regarding the status of the City economy is based primarily on information published by OMB no later than November 2017, and includes discussion of the November 2017 Financial Plan for fiscal years 2018-2021. All predictions and past performance information regarding the City economy contained in this subsection were made by OMB on or prior to that date, even though they may be stated in the present tense, and may no longer be accurate. All the risks to the national and State economies apply to the City economy. In conjunction with this summary of the City economy you should also review the “State Economy” subsection of this “State Specific Information—New York” section of this SAI which presents DOB's assessment of the national and State economy.
The U.S. economy continued to grow in the third quarter of 2017 (July through September). Consumer spending, especially on motor vehicles and health care contributed the most to the 3.0 percent increase in Gross Domestic Product (GDP), followed by increases in private investment and net export growth spurred by a relatively weak dollar. The bulk of the growth in private investment was in inventory accumulation, which contributed 0.73 percentage points to the GDP growth. Investment in equipment grew at a smaller rate than would be expected contributing only 0.47 percentage points to the total growth. Investment in structures, both residential and commercial, were a negative.
The decline in the commercial and residential investment are expected to be temporary. They were caused by two factors: First, the disruption caused by hurricanes Harvey and Irma, and second, the strong first quarter investment resulting from a warmer than usual early spring that had a dampening effect on the summer and fall quarters' growth.
According to OMB, in the third quarter of 2017, the NYC labor market expanded by 29,000 jobs, or an average annual growth rate of 2.7 percent, higher than the 23,800 in the preceding quarter. The sectors with the largest employment gains include education and health, professional and business services, finance, and leisure and hospitality. All four are expected to continue to provide the bulk of job creation over the next two years. Average hourly earnings of all private NYC employees, a proxy for personal income, rose 2.7 percent on a year-over-year basis for the third quarter of 2017, the biggest third quarter gain since 2015. U.S. average hourly earnings were 2.9 percent higher than the third quarter of 2016, representing the biggest third quarter increase since 2007.
New commercial leasing activity in Manhattan was 17.2 percent higher for the third quarter of 2017 than for the third quarter of 2016. This was the highest level of third-quarter leasing since 2006. As a result, Manhattan's overall office vacancy rate, including sublease space, fell to 9.0 percent in the third quarter of 2017 from 9.1 percent in the third quarter of 2016. Housing market prices in Manhattan softened in the third quarter of 2017. Average sales prices and average price per square foot fell for the first time after nine consecutive quarters of growth. Inventories declined for the second consecutive quarter. However, the number of sales increased for the third consecutive quarter, on a year-over-year basis.
OMB expects that tax revenue will reach the $56.6 billion mark in fiscal year 2018, which is growth of 3.7 percent over 2017. Property taxes are forecasted to increase 5.5 percent and non-property taxes are forecasted to increase 3.5 percent. The economic recovery is expected to continue as total tax revenue is forecasted to grow 5.1 percent in 2019, resulting in total revenues of $59.5 billion. Property tax revenue is forecasted to grow 6.6 percent in 2019. Non-property tax revenue is expected to grow 4.7
43

percent in 2019. There is a risk that taxes sensitive to the financial sector will remain restrained due to the tightening of monetary policy, the impact of financial regulations and global economic uncertainty. Assuming the moderate recovery of the City economy continues through the plan period, total tax revenue will grow at just under 5.1 percent in 2019 before stabilizing at an annual average growth rate of 4.1 percent from 2020 through 2021.
OMB projects that the City's economic outlook is positive; however, there are several risk factors that could alter the projections. One risk is the potential slowdown of global economic growth, particularly in the Eurozone, Russia and China, as an international slump will have spillover to the City and the U.S. The decoupling of monetary policy between the Federal Reserve and other central banks will keep the dollar strong, casting a cloud over U.S. export activity. Meanwhile, at the City level, weaker foreign currencies may discourage international visitors and their spending on local goods and services.
New York City Financial Plan
On November 21, 2017, the OMB released the November 2017 Financial Plan for Fiscal Years 2018-2021. On June 8, 2017, the City Council's office released the Adopted Budget for Fiscal Year 2018 (the “Adopted Budget”). The City's fiscal year end is at the end of June; the 2018 fiscal year will run from July 1, 2017 to June 30, 2018. The Financial Plan's projected revenues and expenditures for the 2018 fiscal year are balanced, in accordance with GAAP (except for the application of GASB Statement No. 49, which prescribes the accounting treatment of pollution remediation costs). The budget totals approximately $85.9 billion.
The staffs of the New York State Financial Control Board (FCB), Office of the State Deputy Comptroller for the City of New York (OSDC), the City Comptroller and the Independent Budget Office (IBO) issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.
New York City Financing Program
Successful execution of the Financial Plan depends upon the City's ability to market its securities successfully. The City's financial program projects $48.5 billion of long-term borrowing during fiscal years 2018 to 2021 to support the City's current capital program. The portion of the capital program not financed by the New York City Municipal Water Finance Authority (NWA) will be split between General Obligation (“GO”) bonds of the City and New York City Transitional Finance Authority (TFA) bonds. During fiscal years 2018 through 2021, the City is expected to issue $15.7 billion in GO bonds and TFA is expected to issue $17.1 billion in bonds.
The City has taken steps to manage its outstanding floating rate debt. The City reoffered approximately $200 million of floating rate bonds to manage expiring bank facilities supporting that debt. The City plans to issue approximately $4 billion, 4.7 billion and 4.8 billion of GO bonds during fiscal years 2019 to 2021, respectively. Currently, the debt service for the City, TFA (excluding BARBs) and City appropriation debt, or conduit debt, excluding the effect of pre-payments are projected to be below 15 percent of projected City tax revenues for each year of the Financial Plan.
The City Plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The City Plan is also subject to a variety of other factors.
In addition to borrowing related capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its GO debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.
As of January 2017, the City's outstanding GO bonds were rated AA with a stable outlook by S&P, AA with a stable outlook by Fitch and Aa2 with a stable outlook by Moody's. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's GO bonds.
Other Localities
Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more prevalent in recent years. Not included in the projections of the State's receipts and disbursements for the State's 2018 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.
44

Like the State, localities must respond to changing political, economic and financial influences that can adversely affect their financial condition. For example, the State or federal government may decrease (or, potentially, eliminate) funding of local programs, therefore requiring localities to pay those expenditures using their own funds. Furthermore, prior cash flow problems for the State have caused delays in State aid payments, which in some instances have necessitated short-term borrowing at the local level. Additional factors that have had, or could have, an impact on the fiscal condition of localities include: the loss of temporary federal stimulus funding; recent State aid trends; constitutional and statutory limitations on the imposition by localities and school districts of property, sales and other taxes; and for certain communities, the substantial upfront costs for rebuilding and clean-up after a natural disaster.
Localities may face unanticipated problems as a result of pending litigation, judicial decisions and long-range economic trends. They may also require additional State assistance because of other large-scale potential problems, such as declining urban populations, reductions in the real property tax base, increasing expenditures, or the loss of skilled manufacturing jobs. Severe financial difficulties could jeopardize localities' access to the public credit markets, which may negatively impact the marketability of notes and bonds issued by the localities within the State.
Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. While a relatively infrequent practice, deficit financing by local governments have become more common in recent years. State legislation enacted post-2004 includes 27 special acts authorizing bond issuances to finance local government operating deficits. When local governments are authorized to issue bonds to finance operating deficits, the local government generally is subject to certain additional fiscal oversight during the time the bonds are outstanding, including an annual budget review by the Office of the New York State Comptroller.
For the 2016 fiscal year, the total indebtedness for all localities in the State other than the City was approximately $41.9 billion. This figure includes bonds issued by the localities, certain debt guaranteed by the localities and installment purchase contracts, but excludes capital lease obligations, assets held in sinking funds, certain amounts available at the start of a fiscal year for redemption of debt, and the indebtedness of certain localities that did not file annual financial reports with the State Comptroller.
45
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Wealth | NISXX

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectus for Federated New York Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
8	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
11	Share Information
12	Tax Information
13	Who Manages and Provides Services to the Fund?
24	Financial Information
24	Investment Ratings
27	Addresses
28	Appendix A
29	Appendix B - New York State Risk
Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
39957 (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on March 17, 1982, was reorganized as a portfolio of Federated Municipal Trust on May 30, 1994, and then was reorganized as a portfolio of the Trust on February 1, 2000. The Fund changed its name from New York Municipal Cash Trust to Federated New York Municipal Cash Trust on June 30, 2010.
The Board of Trustees (the “Board”) has established four classes of shares of the Fund, known as Cash II Shares, Cash Series Shares, Wealth Shares and Service Shares (“Shares”). This SAI relates only to the Wealth Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as reverse repurchase agreements or when-issued and delayed delivery transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities.
The fundamental investment objective and policies described above may not be changed by the Fund's Board without shareholder approval.
Investment Limitations
Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
5

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (“1933 Act”).
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).
Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Investing in Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the 1933 Act.
Additional Information
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.” Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
6

The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
7

What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund's Wealth Share Class, the Wealth Share Class of the Fund currently does not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Share Class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Share Class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
8

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.

9

Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
10

Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
11

The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholder owned of record, beneficially or both, 5% or more of outstanding Wealth Shares: Pershing LLC, Jersey City, NJ, owned approximately 65,373,319 Shares (51.55%); and Morgan Stanley Smith Barney, Jersey City, NJ, owned approximately 42,564,288 Shares (33.56%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Service Shares: Charles Schwab & Co., San Francisco, CA, owned approximately 31,099,504 Shares (46.08%); UBS AG New York Branch, Weehawken, NJ, owned approximately 20,114,111 Shares (29.80%); and Mac & Co., Pittsburgh, PA, owned approximately 5,727,148 Shares (8.48%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash Series Shares: Pershing LLC, Jersey City, NJ, owned approximately 52,828,392 Shares (97.00%).
As of February 8, 2018, the following shareholders owned of record, beneficially or both, 5% or more of outstanding Cash II Shares: Pershing LLC, Jersey City, NJ, owned approximately 8,291,775 Shares (67.17%); and Hilltop Securities Inc., Dallas, TX, owned approximately 3,797,469 Shares (30.76%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Pershing LLC is organized in the state of Delaware and is a subsidiary of The Bank of New York Mellon Corporation; organized in the state of Delaware.
Morgan Stanley & Co. is organized in the state of Delaware and is a subsidiary of Morgan Stanley; organized in the state of Delaware.
UBS is organized in the state of Delaware and is a subsidiary of UBS Americas Inc. organized in the state of Delaware.
Charles Schwab and Co. is organized in the state of California and is a subsidiary of Charles Schwab Corporation; organized in the state of Delaware.
Hilltop Securities Inc. is organized in the state of Delaware and is a subsidiary of Hilltop Holdings Inc. organized in the state of Delaware.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
State Taxes
Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent interest income attributable to obligations issued by the state of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.
The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.
Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.
12

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 30 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
13

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$349.52	$275,000
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$349.52	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$349.52	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$317.75	$250,000
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$381.29	$300,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$317.75	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$317.75	$250,000
OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$65.02	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$65.02	$49,907.08
James F. Will	$65.02	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
17

BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
18

Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2017
Interested Board Member Name	Dollar Range of Shares Owned in Federated New York Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent
19

tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
20

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
21

Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
22

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
23

Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$1,187,834	$2,299,127	$3,482,719
Advisory Fee Waived	$1,021,595	$2,102,805	$3,482,719
Net Administrative Fee	$234,206	$449,479	$681,379
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated New York Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
24

MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
25

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
26

Addresses
Federated New York Municipal Cash Trust
Wealth Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
27

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
28

Appendix B - New York State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
NEW YORK
Information as of February 1, 2018
Special Considerations Relating to New York
State Economy
The State has a diverse economy with a relatively large share of the nation's financial activities, employment in the information, health services and education sectors, but a rather small share of the nation's farming and mining activity. The State has the fourth highest population in the nation, and its residents have a comparatively high level of personal wealth. The most significant sectors of the State's economy differ from those of the national economy. Travel and tourism comprise a significant part of the economy. The State's location, airport facilities and natural harbors have made it an essential link in international commerce. Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries. The financial activities sector share of total State wages is particularly large relative to the nation. During an economic recession that is concentrated in construction and manufacturing, the State is likely to be less affected than the nation as a whole; however, the State is more likely to be affected during a recession that is concentrated in the services sector. The City has the highest population of any city in the nation and is the center of the nation's largest metropolitan area. The City accounts for a large percentage of the State's residents and personal income.
The discussion that follows regarding the status of the U.S. and State economies is primarily based on information published by the State Division of the Budget (DOB) no later than November 2017. All predictions and past performance information regarding the U.S. and State economies contained in this subsection were made on or before that date even though they may be stated in the present tense and may no longer be accurate. You are also encouraged to read, in conjunction with this description of the State economy, the “New York City Economy” subsection of this “State Specific Information—New York” section of this SAI, which presents some of the City Office of Management and Budget (OMB) projections regarding the economy.
The national economy entered the fourth quarter of calendar year 2017 with substantial momentum, having grown by 3.1 percent and 3.0 percent in the second and third quarters, respectively. However, the strong second and third quarter performances followed subpar growth of 1.8 percent and 1.2 percent in the prior two quarters. Thus, growth for the most recent four quarters averaged 2.3 percent, only marginally above the average since the start of the expansion in the middle of 2009. The national economy is estimated to grow 2.2 percent in 2017, well above last year's growth of 1.5 percent, but no better than the economy's recent average performance. The Federal tax reform packages now taking shape present both upside and downside risks to the forecast, and the response of both domestic and global financial markets to the unwinding of the Federal Reserve's unprecedentedly accommodative policies continues to pose risks, particularly in light of the uncertainty stemming from the fiscal policy side.
The State's private sector labor market appears to be stabilizing after a substantial slowdown in 2016. After 10 consecutive quarters of growth above 2 percent, the rate of private job gains fell to 1.8 percent in the second quarter of calendar year 2016, slowing further to 1.4 percent in the final quarter. As a result, DOB estimates private job growth of 1.8 percent for 2016 as a whole, slowing further to 1.4 percent for 2017.
The post-election anticipation of lower personal income tax rates at the Federal level resulted in a significant shifting of wages, most likely in the form of bonus payouts, from the end of 2016 into the beginning of 2017. Following a 1.1 percent fourth quarter decline, total State wages for the first quarter of 2017 exhibited strong growth of 7.5 percent. In light of the updated data, State wage growth for the 2017 fiscal year has been revised up by 0.4 percent to 3.8 percent. As the revision was primarily concentrated in the finance and insurance sector, fiscal year 2017 finance and insurance sector bonus growth has been revised up from 2.0 percent to 5.9 percent.
29

Although Wall Street revenues had a strong start in the first quarter of 2017, they have deteriorated over the course of the year, despite record-breaking equity market valuations and accelerating national and global growth. Low volatility has been blamed for reducing not only trading volumes, but also financial firm revenues earned from trading activity. However, the uncertainty surrounding prospects for tax reform may also have been depressing activity, with investors possibly delaying financial transactions in the hope of a lower tax rate effective in 2018. Similarly, declining growth in bank lending since the end of 2016 could also indicate that at least some decisions related to both capital and real estate spending may have also been delayed, as changes to the nation's corporate tax laws are debated and take shape. Consequently, projected finance and insurance sector bonus growth for the fiscal year 2018 has been revised down to 3.4 percent. Overall wage growth of 3.7 percent is projected for fiscal year 2018.
There can be no assurance that the State economy will not experience results worse than those predicted in the 2017 fiscal year or subsequent fiscal years, with related material and adverse effects on the State's estimates of receipts and disbursements.
State Budget
Each year, the Governor is required to provide the State Legislature with a balanced executive budget which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2017 ended on March 31, 2017 (the “2017 fiscal year”). The State's fiscal year for 2018 runs from April 1, 2017 to March 31, 2018 (the “2018 fiscal year”). The Governor's executive budget is required to be balanced on a cash basis and that is the primary focus of DOB in preparing the financial plan for the State. State finance law also requires the State financial plan to be reported using generally accepted accounting principles (GAAP), in accordance with standards and regulations set forth by the Governmental Accounting Standards Board (GASB). As such, the State reports its financial results on both the cash accounting basis, showing receipts and disbursements, and the GAAP modified accrual basis, showing revenues and expenditures. In May 2017, DOB published the Enacted Budget Financial Plan for Fiscal Year 2018 (“2018 Budget”), which updates the State's official financial plans for fiscal years 2018 through 2021 (the “Fiscal Plan”). The DOB subsequently issued an update to the Annual Information Statement, dated December 4, 2017 (the “2018 AIS”), which is updated quarterly. The State financial results, as described below, are calculated on a cash accounting basis, unless specified otherwise. The GAAP projections for the State's budget can be obtained from DOB.
In the 2018 AIS, the DOB projects a General Fund closing cash balance of $6.9 billion for the end of the 2018 fiscal year, reflecting the State having received $575 million from two extraordinary monetary settlements during the 2018 fiscal year. The State ended September 2017 with a General Fund closing balance of $6.5 billion, $698 million higher than the amount estimated in the 2018 Budget.
According to the 2018 AIS, total General Fund receipts through September 2017, including transfers from other funds, totaled $33.8 billion, an increase of $68 million (0.2 percent) from the 2018 fiscal year budget estimate. Tax collections through September 2017, including transfers of tax receipts to the General Fund after payment of debt service, were approximately $596 million lower than the 2018 Budget estimate. General Fund disbursements, including transfers to other funds, totaled $35 billion through September 2017, a decrease of $630 million (1.9 percent) from the 2018 Budget estimate. The decrease reflects the timing of planned local assistance payments and transfers to capital projects funds. This lower spending was partly offset by higher spending for agency operations due to the timing of agency reimbursement to the General Fund for fringe benefit expenses, and higher than projected spending. The State expects to close the fiscal year with a General Fund cash balance of $6.9 billion, consisting of $4.4 billion in monetary settlements and $2.3 billion in other reserves.
Fiscal Year 2018
The budget forecasts are based on assumptions of economic performance, revenue collections, spending patterns and projections of the costs of program activities. There can be no guarantee that the State's financial position will not change materially and adversely from current projections. If this were to happen, the State would be required to take additional gap-closing actions, such as decreases in State agency operations; delays or decreases in payments to local governments or other recipients of State aid; delays in or suspension of capital maintenance and construction; extraordinary financing of operating expenses; or other actions. In some cases, the ability of the State to implement these actions requires the approval of the Legislature and cannot be implemented unilaterally by the Governor. See also the discussion below in the “Special Considerations” subsection of this “State Specific Information—New York” section of this SAI.
Special Considerations
Many complex political, social, economic, financial and environmental forces influence the State's economy and finances, which may in turn affect the 2018 Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. The 2018 Budget is also based on numerous assumptions, including forecasts of national and State economic activity and the ability of the State to collect related tax receipts as projected. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the
30

national and State economies. In certain fiscal years, actual collections were substantially below the levels predicted for the year. In addition, surplus projections in future years are based on the assumption that annual growth in State Operating Funds spending is limited to 2 percent, and that all savings that result from the 2 percent limit will be made available to the General Fund. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.
There are numerous uncertainties and risks that could affect the 2018 Budget, including the impact of: national and international events; ongoing financial instability in the Euro-zone; changes in consumer confidence, oil supplies and oil prices; cybersecurity attacks, major terrorist events, hostilities or war; climate change and extreme weather events; federal statutory and regulatory changes concerning financial sector activities, Federal tax law and other programmatic purposes; changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; shifts in monetary policy affecting interest rates and the financial markets; financial and real estate market developments which may adversely affect bonus income and capital gains realizations; the effect of household debt on consumer spending and State tax collections; and the outcome of litigation and other claims affecting the State. Other uncertainties and risks that could affect the 2018 Budget include, but are not limited to, wage and benefit increases for State employees that exceed projected annual costs; changes in the size of the State's workforce; the realization of the projected rate of return for pension fund assets, and current assumptions with respect to wages for State employees affecting the State's required pension fund contributions; the willingness and ability of the federal government to provide the aid expected in the 2018 Budget; the ability of the State to implement cost reduction initiatives, including reductions in State agency operations, and the success with which the State controls expenditures; and the ability of the State and its public authorities to market securities successfully in the public credit markets.
The 2018 Budget forecast also contains specific transaction risks and other uncertainties that, if they were to materialize, could have a negative affect on the 2018 fiscal year or in future years, including, but not limited to, receipt of certain payments from public authorities; receipt of certain casino revenue sharing payments under the Tribal-State compact, including payments from the Seneca Nation; receipt of miscellaneous revenues at the levels expected in the 2018 Budget and Fiscal Plan, and achievement of cost-saving measures including, but not limited to, transfer of available fund balances to the General Fund at levels currently projected.
The 2018 Budget projections generally assume that School Aid and Medicaid disbursements will be limited to the annual growth in State personal income and the ten-year average growth in the medical component of the Consumer Price Index, respectively. The 2018 Budget, however, includes a 4.2 percent School Aid increase, compared to the 3.9 percent personal income indexed rate.
State law grants the Commissioner of Health certain powers and authority to maintain Medicaid spending levels assumed in the 2018 Budget. Over the past six years, State Medicaid spending levels have been maintained at or below indexed levels. However, Medicaid program spending is sensitive to a number of factors, including fluctuations in economic conditions, which may increase caseload. The Commissioner's powers are intended to limit the rate of annual growth in State Medicaid spending to the levels estimated for the current fiscal year, through actions which may include reducing rates to providers. However, these actions may be dependent upon timely federal approvals and other elements of the program that govern implementation. It should further be noted that General Fund spending remains sensitive to revenue performance in the State's Health Care Reform Act (HCRA) fund. The HCRA fund finances approximately one-quarter of the State-share costs of Medicaid.
Climate change poses long-term threats to physical and biological systems. Potential hazards and risks related to climate change for the State include, among other items, rising sea levels, more severe coastal flooding and erosion hazards and more intense storms. Storms in recent years, including Superstorm Sandy, Hurricane Irene, and Tropical Storm Lee, have demonstrated vulnerabilities in the State's infrastructure (including mass transit systems power transmission and distribution systems, and other critical lifelines) to extreme weather events, including coastal flooding caused by storm surges. The DOB expects that significant long-term planning and investment by the federal government, State, municipalities and public utilities will be needed to adapt existing infrastructure to climate change risks.
Little more than a year after Hurricane Irene and Tropical Storm Lee disrupted power and caused extensive flooding to numerous State counties, Superstorm Sandy hammered the East Coast on October 29, 2012, causing massive infrastructure damage and economic losses to the State and surrounding region. The frequency and strength of these storms present financial and economic risks to the State. The State's reimbursement claims for costs of the immediate response, recovery, and future mitigation efforts continue, largely supported by Federal funds. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding and mitigation activity nationwide. It is anticipated that the State, MTA and State localities may receive approximately one-half of this amount for response, recovery and mitigation costs. To date, a total of $17 billion has been committed to repairing impacted homes and businesses, restoring community services and mitigating future storm risks across the State. There can be no assurance that all anticipated Federal disaster aid described above will be provided to the State and its affected entities over the coming years.
31

The State authorizes the General Fund to temporarily borrow resources from other funds in the State's short-term investment pool (STIP) for a period not to exceed four months or to the end of the fiscal year, whichever is shorter. While DOB expects that the General Fund will have adequate liquidity to make payments as they become due throughout fiscal year 2018, the General Fund may occasionally temporarily borrow funds from STIP during the fiscal year. The State continues to set aside money quarterly for debt service payments that are financed with General Fund resources, and reserve money to pay debt service on bonds secured by dedicated receipts, including Personal Income Tax (PIT) bonds and Sales Tax bonds, as required by law and bond covenants.
Under legislation enacted in August 2010, the State and local governments may defer paying (or amortize) a part of their annual pension costs. Although amortization temporarily cuts the pension costs that must be paid by public employers in a particular fiscal year, it ultimately results in greater total costs when repaid with interest. The State and local governments are required to begin repayment on each new amortization in the fiscal year immediately following the year in which the deferral was made. The full amount of each amortization, with interest, must be repaid within ten years, but the amount can be paid off sooner. Legislation included in the 2017 fiscal year budget authorizes the State to prepay annual installments of principal associated with an amortization, prior to the expiration of the amortization repayment schedule, and thus only be required to make the related interest payments during the subsequent fiscal years associated with such prepayments. This option does not allow the State to extend the ten-year repayment schedule, nor does it allow for the interest rate initially applied to the amortization amount to be modified. For amounts amortized in fiscal year 2011 through fiscal year 2016, the State Comptroller set interest rates of 5 percent, 3.75 percent, 3 percent, 3.67 percent, 3.15 percent and 3.21 percent, respectively. The amortization threshold is projected to approximate the normal rate in upcoming fiscal years. Therefore, the 2018 Budget does not assume amortization of State pension costs beyond fiscal year 2016.
The State receives a significant amount of federal funding for health care, education, transportation and other government needs, as well as federal aid to address response and recovery to extreme weather events and other disasters. Any reduction in federal funding levels could have a materially adverse impact on the 2018 Budget. In addition, the 2018 Budget may be negatively affected by other actions taken by the federal government, including audits, disallowances and adjustments to federal participation rates or other Medicaid rules.
Furthermore, the State and the Federal Centers for Medicare and Medicaid Services (CMS) have reached an agreement in principle allowing up to $8 billion in federal funding over numerous years for use in transforming the State's health care system. This funding is provided through an amendment to the State's Partnership Plan 1115 Medicaid waiver.
In May 2011, the State Supreme Court issued an order that approved the transfer of real property and other assets of Long Island College Hospital (LICH) to a State not-for-profit corporation (“Holdings”), the sole member of which is the State University of New York (SUNY). Subsequent to such transfer, Holdings leased the LICH hospital facility to SUNY University Hospital at Brooklyn (“Downstate Hospital”). To address the deteriorating financial condition of Downstate Hospital, which has been caused in part by the deteriorating financial position of LICH, legislation adopted with the fiscal year 2014 budget required a multi-year sustainability plan for the Downstate Hospital. After a series of court orders, in 2014, SUNY and Holdings issued a request for proposals for a qualified party to provide or arrange to provide health care services at LICH and to purchase the LICH property. An agreement to purchase the property and provide health care services by a third party has been approved by the Office of Attorney General and the State Comptroller. The sale of all or substantially all of the assets of Holdings is subject to additional approvals. There can be no assurance that the resolution of legal, financial and regulatory issues surrounding LICH, including the payment of outstanding liabilities will not have a materially adverse impact on SUNY.
Debt outstanding and debt service costs over the course of the fiscal year are projected to remain below the limits prescribed by the Debt Reform Act of 2000 (“Debt Reform Act”) based on the updated forecasts in the 2018 Budget. However, the State is currently in a period of relatively limited debt capacity. The available room under the debt outstanding cap is expected to decline from $5.4 billion in fiscal year 2017 to $58 million in fiscal year 2021. This includes the estimated impact of the bond-financed portion of increased capital commitment levels. The State may implement measures to further adjust capital spending priorities and debt financing practices to stay in compliance with the statutory outstanding debt limit.
An impasse in Congress in October 2013 resulted in a temporary federal government shutdown and concern that the federal debt ceiling would not be increased in a timely way. Including the temporary suspension of the debt limit that ended that standoff in 2013, Congress has passed multiple suspensions since then, the most recent extending through December 8, 2017. A default by the federal government on payments, especially for a prolonged period, can be projected to have a materially adverse effect on the economies of the nation and the State, financial markets and intergovernmental aid payments. According to DOB, although it is not possible to know or predict the particular effects of a federal government payment default on the 2018 Budget, data from prior economic downturns suggest that the State's revenue loss could be substantial if the economy falls into a recession as a result of a federal default. A federal government payment default also may adversely affect the municipal bond market. Municipal issuers, and
32

the State, could face greater borrowing costs and decreased market access, which would jeopardize planned capital investments in transportation infrastructure, higher education facilities, hazardous waste remediation, environmental projects and economic development projects. Furthermore, the market for and market value of outstanding municipal obligations, including municipal obligations of the State, could be negatively affected.
Substantially all of the State's employees become eligible for post-retirement benefits if they reach retirement while working for the State. In accordance with the GASB Statement 45, the State must perform an actuarial valuation every two years for purposes of calculating Other Post-Employment Benefits (OPEB) liabilities. The Annual Required Contribution (ARC) represents the annual level of funding that, if set aside on an ongoing basis, is projected to cover normal costs each year and amortize any unfunded liabilities of the plan over a maximum period of 30 years. Any amounts required but not actually set aside to pay for these benefits are accumulated with interest as part of the net OPEB obligation, after adjusting for amounts previously required. The unfunded actuarial accrued liability for fiscal year 2017 is $87.3 billion ($72.8 billion for the State and $14.4 billion for SUNY), an increase of $9.4 billion from fiscal year 2016 (attributable wholly to the State). The State is currently examining GASB Statement 75, which amends GASB Statement 45 requirements. GASB Statement 75 will alter the actuarial methods used to calculate OPEB liabilities, standardize asset smoothing and discount rates and require the funded status of the OPEB liabilities to be reported by the State. GASB Statement 75 will be included in fiscal year 2019 financial statements.
The State has reached multi-year collective bargaining agreements beyond fiscal year 2018 with two of the largest unions, as well as several other unions. The State is in active negotiations with all other employee unions. Due to the nature of the timing of labor agreements, DOB will informally reserve balances for possible prior-year costs for unions without current contracts.
The State's Secured Hospital Program enables certain financially distressed not-for-profit hospitals to gain access to the capital markets. Under the Secured Hospital Program, the State is obligated to pay debt service, subject to annual appropriations by the Legislature, on certain bonds in the event there are shortfalls in revenues from other sources, including hospital payments and certain reserve funds held by the applicable trustees for the bonds. As of March 31, 2017, there were approximately $220 million of outstanding bonds under the program. The financial condition of the hospitals in the Secured Hospital Program is deteriorating, and some are experiencing significant operating losses that are likely to impair their ability to remain current on their loan payment obligations. The State's contingent contractual obligation regarding the Secured Hospital Program was invoked for the first time in fiscal year 2014. Since then, the State has paid $85 million for debt service costs. It is estimated that the State will pay debt service costs of approximately $14 million in fiscal year 2018, $28 million annually in fiscal years 2019 through 2021 and $22 million in fiscal year 2022. In addition, the State has an estimated additional exposure of up to $9 million annually if all remaining hospitals in the Secured Hospitals Program fail to meet the terms of their loan agreements and if available reserve funds were depleted.
The fiscal demands on State aid may be affected by the fiscal conditions of the City and potentially other localities, which rely in part on State aid to balance their budgets and meet their cash requirements. Certain localities outside of the City, including cities and counties, have experienced financial problems and have requested and received additional State assistance during the last several fiscal years. In 2013, the Financial Restructuring Board of Local Governments was created to provide assistance to distressed local governments by performing comprehensive reviews, and providing grants and loans as a condition of implementing recommended efficiency initiatives.
Implementation of the 2018 Budget relies on the State's ability to successfully market its bonds. The State primarily finances much of its capital spending from the General Fund or STIP, which it subsequently reimburses with proceeds from the sale of bonds. If the State cannot sell bonds at the levels (or on the timetable) anticipated in the State's capital plan, the State's overall cash position and capital funding plan may be adversely affected. The success of expected public sales will depend on prevailing market conditions. Future developments in the financial markets generally, including possible changes in federal tax law relating to the taxation of interest on municipal bonds, and future developments regarding the State and public discussion of those developments, may affect the market for outstanding State-supported and State-related debt.
The General Fund periodically is the beneficiary of State financial settlements. Resources from new financial settlements that have not been appropriated to date total approximately $500 million. Following the approach used in fiscal years 2016 and 2017, the 2018 Budget proposes using the new settlements for capital purposes and other time-limited investments. In addition, the 2018 Budget proposes setting aside $155 million to fund retroactive salary increases that are anticipated to occur in fiscal year 2018 or later, and depositing $150 million of the settlement money into the State's rainy day reserves, if fiscal conditions permit. The proposed set-aside of $155 million to fund retroactive salary increases is in addition to the $90 million in available General Fund balances identified for potential salary increases in fiscal year 2017.
33

Recent State Fiscal Years
When the 2017 fiscal year budget was enacted, the DOB estimated that the State would end the fiscal year with a General Fund cash balance of approximately $7.2 billion. Largely as a result of monetary settlement payments, the General Fund ended the year with a balance of $7.7 billion, approximately $517 million above the initial estimates. Tax receipts, including the transfer of tax receipts to the General Fund after payment of debt services, for the 2017 fiscal year totaled approximately $65.7 billion, $1.1 billion lower than projected in the 2017 Budget. General Fund disbursements, including transfers to other funds, totaled approximately $66.0 billion, $1.1 billion less than the estimated amount in the 2017 Budget. This balance consists of approximately $5.3 billion from monetary settlement payments that the State plans to use for one-time initiatives, $1.8 billion in the Rainy Day Reserve Fund, $500 million for future debt management actions, including debt reduction, $56 million in the Community Projects Fund, $21 million in the Contingency Reserve Fund, and $25 million set aside for costs of labor agreements. The undesignated fund balance was $14 million.
Debt Limits, Ratings and Outstanding Debt
The debt of the State and of certain public authorities (“Authorities”) consists of “State-supported debt” and “State-related debt.” State-supported debt includes: (1) general obligation debt of the State to which the full faith and credit of the State has been pledged; (2) lease-purchase and contractual-obligations of public Authorities and municipalities where the State's obligations to make payments to those public Authorities and municipalities to cover debt service on those instruments is dependent on annual appropriations made by the Legislature and not based upon general obligations of the State; (3) long-term obligations issued by the Local Government Assistance Corporation (LGAC) Program, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing; and (4) State PIT Revenue Bond Financing (“State PIT Revenue Bonds”), which is issued by certain Authorities. The legislation enacting the issuance of State Pit Revenue Bonds provides that 25 percent of PIT receipts, excluding refunds owed to taxpayers, must be deposited into the Revenue Bond Tax Fund to be used to make debt service payments on these bonds. Legislation enacted in 2007 increased, under certain circumstances, the amount of PIT receipts to be deposited into the Revenue Bond Tax Fund by removing an exclusion for PIT amounts deposited to the School Tax Relief (STAR) Fund.
State-related debt is a broader category of state debt that includes State-related debt but also includes State-guaranteed debt, moral obligation financings, certain contingent-contractual obligation financings, and certain other State financings (“Other State Financings”). Debt service on State-guaranteed debt, moral obligation financings and the contingent-contractual obligation financings is expected to be paid from sources other than the State, and State appropriations are contingent in that they may be made and used only under certain circumstances. Other State Financings relate to debt issued by an Authority on behalf of a municipality. These include capital leases, mortgage loan commitments and debt of the municipal bond bank agency to finance prior year school claims. The municipality pays debt service on such financings by assigning specified State and local assistance payments it receives. The State does not have any obligation to continue to appropriate the local assistance payments that are the subject of the municipality assignments or make any debt service payments on such financings.
Total State-related debt outstanding is projected to total $52.2 billion in fiscal year 2018, an increase of $1.5 billion (3.0 percent) from fiscal year 2017. New debt issuances are expected to total $6.2 billion in fiscal year 2018, offset by $3.5 billion in debt retirements. The annual increase in debt outstanding includes bond issuances to finance capital commitments for education ($1.9 billion), transportation ($2 billion), economic development and housing ($770 million), health and mental hygiene ($669 million), State facilities and equipment ($249 million) and the environment ($566 million). During the Fiscal Plan, new debt issuances are projected to total $33.7 billion. New issuances are expected for education facilities ($8.1 billion), transportation infrastructure ($10.3 billion), economic development ($5.8 billion), mental hygiene and health care facilities ($4.2 billion), State facilities and equipment ($2.1 billion) and the environment ($3.2 billion). Over the period of the Fiscal Plan, State-related debt outstanding is projected to increase from $50.7 billion in fiscal year 2017 to $60.5 billion in fiscal year 2022, or an average increase of 3.9 percent annually.
State supported debt service, which is a measure of State resources needed to pay annual debt service, is projected at $5.3 billion in fiscal year 2018, a decrease of $225 million (4.1 percent) from fiscal year 2017. State related debt service is projected to increase from $5.3 billion in fiscal year 2018 to $7.4 billion in fiscal year 2022.
New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act. This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital works and purposes only and restricts the maximum term of debt issuances to no more than 30 years. Current projections anticipate that debt outstanding and debt service will continue to remain below the limits imposed by the Debt Reform Act. Based on the most recent personal income and debt
34

outstanding forecasts, the available room under the debt outstanding cap is expected to decline from $3.8 billion in fiscal year 2018 to $216 million in fiscal year 2022. This includes the estimated impact of the bond-financed portion of proposed increased capital commitment levels. Capital spending priorities and debt financing practices may be adjusted from time to time to preserve available debt capacity and stay within the statutory limits.
The State finances a portion of its capital projects with General Obligation bonds. In fiscal year 2018, the State expects that $990 million of General Obligation bonds will be issued to fund projects. General Obligation bond financing of capital projects is accomplished through the issuance of full faith and credit bonds that have been authorized directly by the voters under a State constitutional requirement. General Obligation bond-financed spending ($2.4 billion) accounts for approximately 3 percent of total spending over the period of the Fiscal Plan. The Fiscal Plan assumes the continued implementation of prior authorized bond acts.
As of December 2017, the State's outstanding General Obligation bonds were rated AA+ with a stable outlook by S&P, AA+ with a stable outlook by Fitch and Aa1 with a stable outlook by Moody's. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the State General Obligation bonds.
State Retirement Systems
The State and Local Retirement Systems (“Systems”) provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees and beneficiaries increased from $232.9 billion on April 1, 2016 to $240.7 billion (including $119.2 billion for current retirees and beneficiaries) on April 1, 2017. The funding method used by Systems anticipates that the plan net position, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. The valuation used was based on audited net position restricted for pension benefits as of March 31, 2017. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from plan net position on April 1, 2017 in that the determination of actuarial assets utilized a smoothing method that recognized 20 percent of the unexpected gain for fiscal year 2017, 40 percent of the unexpected loss for fiscal year 2016, 60 percent of the unexpected loss for fiscal year 2015 and 80 percent of the unexpected gain for fiscal year 2014. The asset valuation method smooths gains and losses based on the market value of all investments. Actuarial assets increased from $190.7 billion on April 1, 2016 to $198.1 billion on April 1, 2017. The ratio of the fiduciary net position to the total pension liability for the Employee Retirement System, as of March 31, 2017, was 94.7 percent. The ratio of the fiduciary net position to the total pension liability for the Police and Fire Retirement System, as of March 31, 2017, was 93.5 percent.
For the 2016 fiscal year, the total State payment (including Judiciary) was approximately $2.5 billion. The State (including Judiciary) opted to amortize the maximum amount permitted, which reduced the required March 1, 2016 payment by $356.1 million. The total State payment (including Judiciary) due to the Systems for the 2017 fiscal year was approximately $2.4 billion. The State opted not to amortize under the Contribution Stabilization Program and has paid the bill in full as of March 1, 2017.
Litigation
The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced financial plan. The State believes that the 2018 Budget includes sufficient reserves to offset the costs associated with any potential adverse rulings. There can be no assurance that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2018 Budget resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2018 Budget. In addition, any potential amounts may be structured over a multi-year period. It is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential 2018 Budget resources set aside for judgments, and consequently could negatively affect the State's ability to maintain a balanced 2018 Budget. The disclosure below only includes litigation where the State deems the monetary claims against the State to be material or that involves significant challenges to or impacts on the State's financial policies or practices. The State generally only deems a monetary claim to be material if it exceeds $100 million. Furthermore, the litigation discussed below does not include all pending material matters and it does not include any pending material matter where the State's legal counsel has advised that it is not probable that the State will suffer adverse decisions.
35

There are a number of suits pending against the State by Native American tribes that claim Indian land was taken illegally by the State. The disputed portions of land in these suits range from 15,000 acres to a strip of land varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. The remedies sought in these suits include, among other things, assertions of a possessory interest in the land, ejectment, claims seeking the difference between the amount paid for the lands and the fair market value of the lands at the time of the transaction, monetary damages and prejudgment interest. Taken together, two significant decisions rendered by the Supreme Court and the Second Circuit Court of Appeals in City of Sherrill v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 547 U.S. 1128 (2006) made clear that the equitable doctrines of laches, acquiescence and impossibility can bar ancient land claims. Relying on these decisions, in Oneida Indian Nation et al. v. County of Oneida et al., 617 F.3d 114 (2d Cir. 2010), the Second Circuit Court of Appeals dismissed the Oneida land claim. The United States Supreme Court, on October 17, 2011, denied plaintiffs' petitions for certiorari to review the decision of the Second Circuit. On May 16, 2013, the State, Madison and Oneida Counties, and the Oneida Indian Nation executed a settlement agreement that, among other things, would institute a limit on the amount of land the tribe could reacquire and have taken into trust for its benefit by the United States. The agreement was approved by the State Legislature and was approved by the federal Court on March 4, 2014. See Oneida Indian Nation of New York et al. v. State of New York. There were, however, actions challenging the settlement agreement. In Matter of Town of Verona, et al. v. Cuomo, et al. (Sup. Ct., Albany Co.), where the plaintiffs are citizen taxpayers, voters and two towns, the defendants answered and moved for summary judgment, which was granted in a Decision/Order/Judgment on June 27, 2014 dismissing all claims in the complaint and denying plaintiffs' cross-motion to amend. The plaintiffs filed a Notice of Appeal on March 17, 2015. In an opinion and order entered December 17, 2015, the Appellate Division, Third Department affirmed Supreme Court's judgment upholding the settlement agreement and dismissing the action. On March 1, 2016, the Appellate Division, Third Department denied plaintiffs' motion for reargument or leave to appeal. Plaintiffs thereafter moved in the Court of Appeals for leave to appeal. The Court of Appeals denied Plaintiff's motion for leave to appeal, with costs, on June 9, 2016. This case has now concluded.
Some of the pending major cases that involve Native American claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al. (NDNY) and Kaplan v. State of New York (Sup. Ct., Oneida Co.).
There is a nationwide arbitration proceeding pending against the State involving the 1998 Tobacco Master Settlement Agreement (MSA) between tobacco manufacturers who are party to the MSA (PMs) and 46 settling states (including the State), plus some territories and the District of Columbia (collectively the “Settling States”). Under the MSA, the PMs pay the Settling States each year in perpetuity a base payment to compensate for economic harm to the Settling States for smoking-related illness. In exchange for the payments by the PMs and imposition of certain tobacco advertising and marketing restrictions among other things, the MSA releases the PMs from past and present smoking-related claims by States and provides for a continuing release of future smoking-related claims. In order to keep the base payment under the MSA, each Settling State must pass and diligently enforce a statute that requires tobacco manufacturers who are not party to the MSA (“Non-Participating Manufacturers” or NPMs) to deposit in escrow an amount roughly equal to the amount that PMs pay per pack sold. The State's allocable share of the total payment is about 12.8 percent of the total, or approximately $800 million on an annual basis.
In the nationwide arbitration proceeding against the State, the PMs allege violations of the terms of the MSA by the Settling States (except for Montana) for 2003 with respect to their treatment of tobacco manufacturers who are not party to the MSA. The PMs seek a downward adjustment of the payment due in that year which would serve as a credit against future payments. Any such claims for years prior to 2003 were settled in 2003. The PMs are making the identical claim for 2004-2006, but none of those years are currently in arbitration. The arbitration panel (the “Panel”) ruled, among other things, that the Settling States involved had the burden of proof in establishing diligent enforcement of the escrow statutes and that the 2003 settlement of prior NPM Adjustment claims, did not preclude the PMs from basing their claim for a 2003 NPM Adjustment on 2002 NPM sales. A hearing on issues common to all states took place in Chicago on April 16-24, 2012. State-specific hearings commenced in May 2012, starting with the hearings involving Missouri and Illinois. The State's diligent enforcement hearings occurred June 25-29, 2012. The final state-specific diligent enforcement hearing occurred May 21-24, 2013 and the Panel issued its awards on September 11, 2013, finding that the State diligently enforced its qualifying statute in 2003 and is therefore not subject to an NPM adjustment for 2003.
In December 2012, the PMs and 19 states (collectively the “Signatory Parties”) agreed to a term sheet allegedly settling the NPM Adjustment disputes for 2003-2012. The State and 31 other states and territories rejected the term sheet because of the negative impact of its terms on their respective states and territories. The Signatory Parties have sought the approval of the Panel in order to obtain an early release of MSA annual payments currently being held in a disputed payments account. Under the MSA reallocation provision, every state is either “diligent” or “not diligent,” and only “diligent” states are exempt from the NPM Adjustment. Any Signatory States removed from the calculation must still be treated as either diligent or not diligent for purposes of allocation of the NPM Adjustment. The non-joining states seek to have the Signatory States treated as non-diligent for purposes of allocation of the NPM Adjustment, to which the Signatory Parties object. The Panel held a status conference on January 22, 2013, and a hearing on March 7, 2013, to discuss the term sheet. The Panel subsequently issued a Partial Stipulated
36

Settlement Award (“Partial Award”) on March 13, 2013, based on the provisions of the term sheet, that deemed the 20 states (collectively, the “Signatory States”) “diligent” for purposes of allocation of the NPM Adjustment. Furthermore, the Panel created a process for reallocating any NPM Adjustment among non-diligent states that changes the terms of the MSA itself. Therefore, if the State is found to have been “not diligent” in its enforcement of its escrow statute in 2003, the State would have exposure not only for its portion of the NPM adjustment, but also for its proportionate share of the NPM Adjustment attributable to the Signatory States. The State (as well as several other states) has moved in its state court to vacate or modify the Partial Award notwithstanding the Panel's finding. The State's motion has been adjourned several times. Courts in Missouri and Pennsylvania have issued decisions vacating or modifying the Panel's Partial Award. In both cases the court held that the Signatory States should be deemed not diligent for purposes of allocating the NPM Adjustment. The Maryland court denied the state's motion to vacate or modify the Partial Award, while courts in the remaining states challenging the Partial Award have not yet ruled.
The PMs have expressed their expectation to bring a nationwide NPM Adjustment Arbitration for sales year 2004 against the State and the other states that rejected the term sheet.
State of New York, et al. v. The United States of America, et al., 06-CV-810 (WDNY) is an action by the State and the New York State Energy Research and Development Authority seeking: (i) a declaration that defendants are liable under the Comprehensive Environmental Response, Compensation, and Liability Act (CERCLA) for the State's response costs and for damages to the State's natural resources stemming from nuclear contamination from the Western New York Nuclear Service Center in Cattaraugus County, New York (the “Site”), and a judgment compensating the State for such costs and damages; (ii) a declaration of defendants' responsibilities under the West Valley Demonstration Project Act (the “Act”) to decontaminate and decommission the Site as well as for future site monitoring and maintenance; and (iii) a declaration that the defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the Site under the Nuclear Waste Policy Act. Thus far, the combined federal and State costs amount to approximately $2.6 billion, with the State's expenses approaching $320 million.
After commencement of the action, the parties engaged in court-ordered mediation, as a result of which a consent decree was approved and entered on August 17, 2010 resolving several key claims in the litigation. The Consent Decree identifies a specific cost share for each government for specified facilities and known areas of contamination, and sets forth a process for determining cost shares for contamination that may be identified in the future. The Consent Decree does not select or advocate the selection of any particular cleanup program for the Site, and cleanup decisions are being made via the ongoing Environmental Impact Statement process.
The Consent Decree also does not resolve two claims raised in the State's lawsuit - the State's natural resource damages claim and its Nuclear Waste Policy Act claim. The first claim, which the federal government has agreed to toll, will be pursued by the State Department of Environmental Conservation (as trustee of the State's natural resources) and the Attorney General's office. The claim concerning the federal government's obligation to pay fees for disposal of high level radioactive waste from the West Valley Demonstration Project under the Nuclear Waste Policy Act has not been settled or dismissed and remains in litigation. In accordance with an agreed briefing schedule, the parties have submitted their opening and responsive briefs for competing motions to dismiss the Nuclear Waste Policy Act claim. The Court issued an order on November 20, 2013 granting the State's motion to dismiss this claim (for lack of ripeness), and denying the United States' motion to dismiss to the extent that it sought a ruling on other grounds.
In Maisto v. State of New York (formerly identified as Hussein v. State of New York), plaintiffs seek a judgment declaring that the State's system of financing public education violates section 1 of article 11 of the State Constitution, on the ground that it fails to provide a sound basic education. In a decision and order dated July 21, 2009, Supreme Court, Albany County, denied the State's motion to dismiss the action. The State appealed this denial to the Appellate Division, Third Department. On January 13, 2011, the Appellate Division, Third Department, affirmed the denial of the motion to dismiss. On May 6, 2011, the Third Department granted defendants leave to appeal to the Court of Appeals. On September 15, 2011, the Court of Appeals placed the appeal on track for full briefing and oral argument. The appeal was argued April 26, 2012. On June 26, 2012, the Court of Appeals affirmed the denial of the State's motion to dismiss. Trial commenced on January 21, 2015 and was completed on March 12, 2015. The parties submitted their proposed findings of fact on October 28, 2015. Plaintiffs' memorandum of law was due on November 27, 2015 and defendants' memorandum of law was filed on January 25, 2016. Plaintiffs' reply memorandum was submitted on February 9, 2016. On September 19, 2016, the trial court ruled in favor of the State and dismissed the action. Plaintiffs filed a notice of appeal dated October 5, 2016 with the Appellate Division, Third Department. Plaintiffs have filed their appellate brief and the State's brief was filed May 30, 2017. The appeal was argued on September 5, 2017. By decision and order dated October 26, 2017, the Appellate Division reversed the judgment of the trial court and remanded the case in order for the trial court to make specific findings as to the adequacy of inputs and causation.
37

In Aristy-Farer, et al. v. The State of New York, et al. (Sup. Ct., N.Y. Co.), commenced February 6, 2013, plaintiffs seek a judgment declaring that the provisions of L. 2012, Chapter 53 and L. 2012, Chapter 57, Part A Section 1, which links payment of State school aid increases for 2012-13 to submission of approvable teacher evaluation plans by local school districts violates, among other provisions of the State Constitution, Article XI, Section 1, because implementation of the statutes would prevent students from receiving a sound basic education. Plaintiffs moved to enjoin the defendants from taking any actions that would reduce payment of State aid disbursements referred to as General Support for Public Schools (GSPS) to the City pending a final determination, and the State opposed this motion. By order dated February 19, 2013, the Court granted the motion for preliminary injunction. The State appealed, and on May 21, 2013, the Appellate Division, First Department, denied plaintiffs' motion for a stay pending appeal. As a result, plaintiffs have agreed to vacate their preliminary injunction and the State will withdraw its appeal. On April 7, 2014, the Supreme Court denied the State's motion to dismiss. The State's appeal is pending. The Answer to the Second Amended Complaint was filed on February 2, 2015.
By a decision dated August 12, 2014, the Supreme Court, New York County, granted a motion to consolidate Aristy-Farer with New Yorkers for Student Educational Rights v. New York, summarized below. On June 27, 2017, the Court of Appeals dismissed the Aristy-Farer action but held that the New Yorkers for Student Educational Rights v. New York action could proceed on a limited basis as to the New York City and Syracuse school districts, as discussed below
In New Yorkers for Students Educational Rights v. New York, the organizational plaintiff and a number of individual plaintiffs initiated a new lawsuit on February 11, 2014, in Supreme Court, New York County, alleging that the State is not meeting its constitutional obligation to fund schools in the City and throughout the State to provide students with an opportunity for a sound basic education. In particular, plaintiffs claim that the State is not meeting its funding obligations for City schools under the Court of Appeals decision in Campaign for Fiscal Equity (“CFE”) v. New York, 8 N.Y.3d 14 (2006), and - reiterating the claims of Aristy-Farer - challenge legislation conditioning greater funding for City schools on the timely adoption of a teacher evaluation plan. Among other things, plaintiffs allege similar claims concerning other school districts throughout the State, and that the State has failed to provide assistance, services, accountability mechanisms and a rational cost formula to ensure that students throughout the State have an opportunity for a sound basic education.
Plaintiffs seek a judgment declaring that the State has failed to comply with CFE and the command of State Constitution Article XI to supply funding for public schools within the State, and that the gap elimination adjustment and caps on State aid and local property tax increases are unconstitutional. In addition, plaintiffs seek an injunction requiring the State to terminate the gap elimination adjustments and caps on State aid and local property tax increases, to reimburse the City for the funding that was withheld for failure to timely adopt a teacher evaluation plan, to supply increased assistance, services and accountability, to appoint an independent commission to determine the cost of giving students an opportunity for a sound basic education, and to revise State aid formulas.
The State filed a motion on May 30, 2014 to dismiss all claims, and on June 24, 2014, plaintiffs moved for a preliminary injunction seeking to restrain defendants from enforcing three of the four statutory provisions challenged in the underlying action. Subsequently, defendants moved by Order to Show Cause on July 8, 2014 to change the venue of the preliminary injunction application, as well as the entire action, to Albany County. The Court, via a Decision and Order dated August 8, 2014, granted defendants' motion to transfer the preliminary injunction application to Albany County, but denied that part of the motion which sought to transfer the entire action. Plaintiffs withdrew their motion for a preliminary injunction by letter dated October 27, 2014. The Court denied defendants' motion to dismiss by order dated November 17, 2014, and granted the motion of the City of Yonkers to intervene as a plaintiff in the proceeding by separate order dated November 17, 2014. Defendants filed Notices of Appeal of both November 17, 2014 decisions on December 15, 2014. Defendants filed Answers to the Amended Complaint and to Yonkers' Intervenor Compliant on February 2, 2015. The appeals of both November 17, 2014 decisions, along with the appeal in Aristy-Farer, are scheduled to be heard by the First Department February 24, 2016. Plaintiffs moved for partial summary judgment, pre-discovery, on May 29, 2015. Defendants filed opposition papers and cross-moved for partial summary judgment on July 31, 2015. Defendants also moved for a stay of the litigation pending the outcomes of the pending appeals. Oral argument was held on the cross-motions for partial summary judgment and the motion for a stay on November 4, 2015. The court denied both parties' motions for partial summary judgment on November 20, 2015. The court also denied defendants' motion for a stay on November 20, 2015. The court held a preliminary conference on February 3, 2016. On April 5, 2016, following the submission of a stipulation by the parties, the court stayed the case pending the outcome of the appeal before the First Department. On September 8, 2016, the First Department ruled largely in favor of plaintiffs and held that the bulk of their school-financing claims in Aristy-Farer and NYSER could proceed. Defendants moved for leave to appeal to the Court of Appeals, and that motion was granted by the First Department on December 15, 2016. The matter was fully briefed in the Court of Appeals which heard argument on May 30, 2017. On June 27, 2017, the Court of Appeals held that the Aristy-Farer complaint failed to state a claim and that the NYSER complaint failed to state a claim on its causes of action alleging that the State violated the Constitution by
38

departing from funding levels endorsed in CFE and envisioned by the Legislature's 2007 reforms to the State aid system. The Court held that plaintiffs could proceed on their claims that the State was failing in its constitutional obligation to ensure the provision of minimally adequate educational services in the New York City and Syracuse school districts and remanded for further proceedings as to those two districts only.
Discovery is currently stayed, while the plaintiffs are amending their complaint in the NYSER action. The amended complaint is due by December 11, 2017. Defendant's response is due 120 days after plaintiffs file an amended complaint. It is expected that the parties will set a discovery schedule shortly after defendants file their response.
In Kateri Residence v. Novello (Sup. Ct., New York Co.) and several other cases, plaintiffs challenge a number of nursing home rate methodologies, including the “reserve bed patient day adjustment,” which regulates payments to nursing homes when long term care patients are receiving off-site care. Supreme Court, New York County, granted partial summary judgment to plaintiffs in Kateri, finding that the reserve bed patient day adjustment rate methodology was improper. In addition, the Court directed the defendant to re-compute Medicaid rates for the plaintiffs' facilities. The deadline for such re-computation was June 28, 2013. The Appellate Division, First Department affirmed the Supreme Court's partial summary judgment decision on interlocutory appeal and remanded the case to the Supreme Court for further proceedings. The Court of Appeals denied leave to appeal on the grounds that the decision was not final. The Supreme Court directed the defendant to compute Medicaid rates for the plaintiffs' facilities, which was completed in October 2013. The parties are now conducting discovery. Plaintiffs have brought a motion, returnable March 5, 2014, to compel payment of the impacted Medicaid rates computed so far by Department of Health staff, resulting from application of the reserve bed day methodology. On June 3, 2014, the court granted this motion, directing payment of $6.5 million of the $49 million sought by plaintiff. Plaintiffs brought an additional motion to consolidate over 200 other Medicaid rate cases into the present case, which was granted. The State has filed a notice of appeal. In April and May 2015, the Supreme Court, New York County, administratively consolidated many of the reserved bed day Kateri matters under the new caption of Bayberry, et al. With respect to a portion of the newly consolidated cases, at the end of April 2015, as ordered, DOH performed additional rate calculations that incorporated petitioners' reserved bed day interpretation. Similar calculations by DOH for additionally consolidated cases, referred to under the heading of Lead Petitioner Cabrini), were also performed by DOH. In March 2016, over 600 nursing home facilities, including all of the Kateri plaintiffs, entered a “universal settlement” with the State, resolving all issues concerning nursing home rate reimbursement unless specifically excluded from the settlement by agreement of the parties. The Kateri plaintiffs and the State agreed to exclude one issue, called “facility specific rebasing claims,” and agreed to cap potential liability for that issue at no more than $15 million inclusive of all fees and costs. The parties filed a stipulation on June 22, 2016 setting forth a proposed briefing schedule for a motion to determine that issue with all papers due by August 12, 2016, and the next scheduled court conference was adjourned to September 21, 2016. Pending completion of settlement discussions of the remaining “facility specific rebasing claims” issue, the parties reached a revised briefing schedule at a court conference on December 21, 2016, pursuant to which plaintiffs' motions associated with their remaining claim were due to be filed on February 3, 2017, with opposition to such motions due on or before March 3, 2017, reply if any due on or before March 24, 2017, and a court conference scheduled for April 26, 2017. By stipulation dated May 30, 2017, counsel for the parties agreed to extend the dates set forth in the December 21, 2016 conference order as follows: motion on facility specific rebasing issues due June 30, 2017; opposition July 31, 2017; reply September 15, 2017, motion on remaining “open issues” other than facility specific rebasing due September 29, 2017, opposition due October 31, 2017 and reply papers due November 29, 2017, and the next court conference was scheduled on June 28, 2017 while settlement discussions continued. Counsel for the parties agreed to appear in court on June 21, 2017 at 11:30 a.m. to further discuss settlement with the Court. At that conference, the parties agreed to settle the case by so ordered stipulation, pursuant to which the State would pay the plaintiff the sum of $9 million, in exchange for a discontinuance with prejudice. On August 24, 2017, plaintiff's counsel received the agreed-upon payment of $9 million in full settlement of the remaining issues in this litigation.
There are several cases challenging the State's authority to collect taxes on cigarettes sold on reservations. In Oneida Indian Nation of New York v. Paterson, et al. and four consolidated cases, the tribal plaintiffs seek declaratory judgments that their rights under federal law have been violated by Chapters 134 and 136 of the Laws of 2010, which amended the Tax Law regarding collection of excise taxes on reservation cigarette sales to non-tribal members and enjoining the State from enforcing those laws. The District Court for the Western District of New York rejected plaintiffs' motions for preliminary injunctions in four of the five cases, but granted a stay of enforcement pending plaintiffs' appeal. Plaintiffs' motion for a preliminary injunction was granted by the District Court for the Northern District of New York in the fifth case. The Second Circuit Court of Appeals affirmed the Western District's orders on May 9, 2011, which denied the plaintiffs' motions for preliminary injunctions, and vacated the Northern District's order granting the motion for a preliminary injunction, vacated all stays pending appeal, and remanded the cases to the respective District Courts for further proceedings consistent with the Court's opinion. In the Northern and Western District cases, the State has moved for summary judgment and the plaintiffs have moved for voluntary dismissal without prejudice. The motions were taken on submission in the Northern District on November 25, 2011 and argued in the Western District on
39

December 20, 2011. On January 9, 2012, the District Court for the Northern District of New York granted plaintiff's motion for voluntary dismissal without prejudice and denied the State defendants' motion for summary judgment as moot. On January 23, 2017, the District Court for the Western District of New York granted the State's motion for summary judgment and dismissed the complaints of two of the tribal plaintiffs with prejudice.
In July 2011, plaintiffs sued the State and other Defendants in Akwesasne Convenience Store Association et al. v. State of New York, in Supreme Court, Erie County, seeking a declaration that the statutory voucher system impermissibly burdens Indian commerce and is preempted by federal law and further seeking to enjoin the implementation, administration or enforcement of the system. The court denied plaintiffs' request for a temporary restraining order and, in a decision dated August 18, 2011, also denied plaintiffs' subsequent motion for a preliminary injunction. Plaintiffs appealed to the Appellate Division, Fourth Department, which denied plaintiffs' motion for a preliminary injunction pending appeal on September 14, 2011. By decision dated August 2, 2012, the Supreme Court, Erie County, granted defendants' motion for summary judgment dismissing the complaint and denied plaintiffs' cross motion for summary judgment. Plaintiffs appealed directly to the Court of Appeals by notice of appeal filed on October 12, 2012. On January 15, 2013, the Court of Appeals transferred the appeal to the Appellate Division, Fourth Department, on the grounds that a direct appeal to the Court of Appeals does not lie.
In New York Insurance Association, Inc. v. State (Sup. Ct., Albany Co.), several insurance companies and an association of insurance companies seek a declaration that certain assessments issued against the plaintiff insurance companies by the Insurance Department violate the Insurance Law and the State and federal Constitutions. The plaintiff insurance companies argue, among other items, that these assessments constitute an unlawful tax because they include amounts for items that are not the legitimate direct and indirect costs of the Insurance Department. By decision and order dated March 25, 2015, plaintiffs' motion for summary judgment was denied, defendant's motion for summary judgment was granted and plaintiffs' third amended complaint was dismissed. On March 27, 2015, the State received plaintiffs' notice of appeal. On October 27, 2016, the Appellate Division, Third Department affirmed the Supreme Court's judgment dismissing the third amended complaint. On November 22, 2016, plaintiffs moved for reargument or leave to appeal to the Court of Appeals, which the State has opposed. The motion was submitted to the Court on December 12, 2016. By order entered February 9, 2017, the Appellate Division, Third Department, denied plaintiffs' motion for reargument or leave to appeal.
In New York State United Teachers, et al. v. The State of New York, et al. (Sup. Ct., Albany Co.), commenced February 20, 2013, plaintiffs seek a judgment declaring that the provisions of Education Law § 2023-a (the “Tax Cap Law”), which imposes a 60 percent super-majority requirement on school districts which seek to raise their tax levies above the previous year's levy by the lesser of 2 percent or the rate of inflation violates, among other provisions of the State Constitution, Article XI, § 1, because implementation of the statute would interfere with local control of education financing and impair the right of plaintiffs to substantially control school district finances. Plaintiffs also seek injunctive relief barring application of the statutory tax cap to local education funding. Defendants moved to dismiss the First Amended Complaint and plaintiffs moved to further file and serve a Second Amended Complaint to add a challenge to newly enacted Education Law § 2023-b (“Tax Freeze Law”). On September 23, 2014, Supreme Court Justice McGrath issued a Decision and Order which: (1) granted defendants' motion to dismiss the First Amended Complaint which challenged the constitutionality of the Tax Cap Law; and (2) granted the plaintiffs' leave to serve a Second Amended Complaint to add a challenge to Tax Freeze Law. Defendants then moved to dismiss the Second Amended Complaint and, by order to show cause, plaintiffs have moved for a preliminary injunction, but not a temporary restraining order, seeking to enjoin enforcement of the Tax Cap Law and the Tax Freeze Law. Both motions were argued on February 24, 2015. By Decision and Order dated March 16, 2015, the Supreme Court granted the defendants' motion to dismiss the Second Amended Complaint, and denied the plaintiffs' motion for a preliminary injunction. Plaintiffs filed a Notice of Appeal to the Third Department on March 24, 2015. The case has been fully briefed and was argued in the January 2016 term. By opinion and order entered May 5, 2016, the Appellate Division, Third Department (with one judge concurring in part and dissenting in part) affirmed the dismissal of the complaint. On May 25, 2016, plaintiffs filed a notice of appeal to the Court of Appeals. On October 20, 2016, that Court dismissed the appeal on the ground that it did not directly involve a substantial constitutional question. On November 28, 2016, plaintiffs moved for discretionary leave to appeal to the Court of Appeals. Defendants' opposition to the motion was filed on December 12, 2016. By order entered February 14, 2017, the Court of Appeals denied plaintiffs' motion for leave to appeal.
American Trucking Association v. New York State Thruway Authority, 13-CV-8123 (SDNY), is a purported class action by a trucking industry trade association and three trucking companies against the Thruway Authority, the Canal Corporation and individual officers and board members of both entities, claiming violations of the Commerce Clause and the Privileges and Immunities Clauses of the United States Constitution because of the Thruway Authority's use of revenues from Thruway Authority tolls to maintain and improve the State's canal system. The District Court granted defendant's motion to dismiss the complaint for failure to join the State as a necessary party. On August 4, 2015, the Second Circuit Court of Appeals reversed the judgment of the District Court dismissing the complaint and remanded the case to District Court for further proceedings. Following the Second
40

Circuit's remand, plaintiffs filed a motion for partial summary judgment on December 9, 2015. Defendants filed an opposition and cross-motion for summary judgment on February 15, 2016. Briefing on the motion and cross-motion were fully submitted as of April 1, 2016. In an August 10, 2016 decision, the District Court concluded that the claims were not barred by limitations or laches and that, to the extent that the tolls collected from interstate truckers were used to maintain the canal system, the incorporation of those expenses into the Thruway's toll rates, and their collection from the plaintiffs, violates the dormant commerce clause of the United States Constitution. Plaintiffs' motion for class action certification was filed with the District Court on September 6, 2016. Defendants' response was filed on November 18, 2016 and plaintiffs' reply was filed February 3, 2017. In addition, on January 26, 2017, the Thruway Authority moved to dismiss for lack of subject matter jurisdiction based on Federal legislation authorizing the Thruway to use highway tolls for canal purposes. Plaintiffs' opposition to that motion was filed February 13, 2017 and defendants' reply was filed on February 16, 2017. Thereafter, all matters on the case were stayed pending the determination of the motion to dismiss - with discovery ongoing, a trial on the issue of damages had previously been scheduled to begin in March 2017. In addition, on February 1, 2017, counsel for plaintiffs filed a similar, companion, action on behalf of the motor bus industry as a related case, Am. Bus Ass'n v. N.Y. Thruway Auth., 17-CV-0782 (SDNY). That complaint has not yet been served on all parties. On March 1, 2017, the Court entered a decision dismissing the complaint in the original matter under Fed. R. Civ. P. 12(c) for failure to state a cause of action, consistent with the Thruway Authority's motion to dismiss. The Court entered judgment in favor of defendants the same day. The Court also entered an order to show cause in the companion matter brought by the bus association, directing plaintiffs to indicate by March 20, 2017, why the similar matter should not be dismissed on the same grounds as the trucking lawsuit. The Court subsequently granted judgment in favor of defendants in the bus association case. Plaintiffs appealed in both the trucking association and bus association cases, and the two appeals were consolidated by the Second Circuit with the consent of both sides. Plaintiff's opening brief on appeal was filed June 26, 2017. Defendants' opposing brief was filed September 25, 2017. Plaintiffs' reply brief was filed on November 7, 2017. Argument is scheduled for January 25, 2018.
In Tejada v. Roberts (formerly identified as Velez v. Roberts) (Sup. Ct., New York Co.), plaintiffs allege violations of Social Services Law §350(1)(a) and the State Administrative Procedure Act and seek judgment that the New York State Office of Temporary and Disability Assistance is failing to meet its statutory obligation to provide an adequate shelter allowance because that allowance and the Family Eviction Prevention Supplement (FEPS), used to supplement shelter allowance benefits, have not been increased since 2005 and 2004, respectively. The parties settled the case on February 27, 2017. On June 8, 2017, upon Plaintiffs' uncontested motion, the Court preliminarily approved the settlement, and provisionally certified the class and set September 8, 2017 as the date for the fairness hearing. On September 8, 2017, following the fairness hearing, the Court certified the plaintiff class and approved the class action settlement. This case is now concluded.
Authorities: General
Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public Authorities, including those that finance, construct and/or operate revenue-producing public facilities. These Authorities generally pay their own operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, tuition and fees, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation also authorizes numerous financing structures, which may be used for the financings.
Furthermore, there are statutory arrangements that, under certain circumstances, authorize State local assistance payments otherwise payable to localities to be made rather to certain Authorities to secure the payment of debt service on their revenue bonds and notes. However, the State has no constitutional or statutory responsibility to give assistance to localities above amounts that have been appropriated therefor in any particular year. Some public Authorities also receive funds from State appropriations to pay for the operating costs of certain programs.
Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions provided for in legislative authorization. Not surprisingly, the State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its Authorities were to default on their respective obligations. As of December 31, 2015 (with respect to the New York Job Development Authority, as of March 31, 2016), there were 19 Authorities with outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $179 billion, only a portion of which constitutes State-supported or State-related debt.
41

Metropolitan Transportation Authority
The 2018 Budget contains the largest State transportation plan ever approved, with over $55 billion of transportation investments statewide, including $27.14 billion for State Department of Transportation and Thruway (DOT) programs and $27.98 billion for Metropolitan Transportation Authority (MTA) programs. The plan aligns capital programming for DOT and MTA over a 5-year period (fiscal years 2016-20) and includes additional commitments for priority projects and programs that extend over a sixth year. Despite an improved outlook and signs of regional economic recovery, if the national recovery were to falter and negatively impact the regional economy, MTA has limited financial reserves to offset lower-than-expected operating revenues, taxes and subsidies. The MTA plan assumes that State budget actions will provide full remittance to MTA of all resources collected on MTA's behalf.
The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017, or by visiting the MTA website at www.mta.info.
New York City Economy
The fiscal demands on the State may be affected by the fiscal condition of the City. The City relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline; that interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.
The discussion that follows regarding the status of the City economy is based primarily on information published by OMB no later than November 2017, and includes discussion of the November 2017 Financial Plan for fiscal years 2018-2021. All predictions and past performance information regarding the City economy contained in this subsection were made by OMB on or prior to that date, even though they may be stated in the present tense, and may no longer be accurate. All the risks to the national and State economies apply to the City economy. In conjunction with this summary of the City economy you should also review the “State Economy” subsection of this “State Specific Information—New York” section of this SAI which presents DOB's assessment of the national and State economy.
The U.S. economy continued to grow in the third quarter of 2017 (July through September). Consumer spending, especially on motor vehicles and health care contributed the most to the 3.0 percent increase in Gross Domestic Product (GDP), followed by increases in private investment and net export growth spurred by a relatively weak dollar. The bulk of the growth in private investment was in inventory accumulation, which contributed 0.73 percentage points to the GDP growth. Investment in equipment grew at a smaller rate than would be expected contributing only 0.47 percentage points to the total growth. Investment in structures, both residential and commercial, were a negative.
The decline in the commercial and residential investment are expected to be temporary. They were caused by two factors: First, the disruption caused by hurricanes Harvey and Irma, and second, the strong first quarter investment resulting from a warmer than usual early spring that had a dampening effect on the summer and fall quarters' growth.
According to OMB, in the third quarter of 2017, the NYC labor market expanded by 29,000 jobs, or an average annual growth rate of 2.7 percent, higher than the 23,800 in the preceding quarter. The sectors with the largest employment gains include education and health, professional and business services, finance, and leisure and hospitality. All four are expected to continue to provide the bulk of job creation over the next two years. Average hourly earnings of all private NYC employees, a proxy for personal income, rose 2.7 percent on a year-over-year basis for the third quarter of 2017, the biggest third quarter gain since 2015. U.S. average hourly earnings were 2.9 percent higher than the third quarter of 2016, representing the biggest third quarter increase since 2007.
New commercial leasing activity in Manhattan was 17.2 percent higher for the third quarter of 2017 than for the third quarter of 2016. This was the highest level of third-quarter leasing since 2006. As a result, Manhattan's overall office vacancy rate, including sublease space, fell to 9.0 percent in the third quarter of 2017 from 9.1 percent in the third quarter of 2016. Housing market prices in Manhattan softened in the third quarter of 2017. Average sales prices and average price per square foot fell for the first time after nine consecutive quarters of growth. Inventories declined for the second consecutive quarter. However, the number of sales increased for the third consecutive quarter, on a year-over-year basis.
OMB expects that tax revenue will reach the $56.6 billion mark in fiscal year 2018, which is growth of 3.7 percent over 2017. Property taxes are forecasted to increase 5.5 percent and non-property taxes are forecasted to increase 3.5 percent. The economic recovery is expected to continue as total tax revenue is forecasted to grow 5.1 percent in 2019, resulting in total revenues of $59.5 billion. Property tax revenue is forecasted to grow 6.6 percent in 2019. Non-property tax revenue is expected to grow 4.7
42

percent in 2019. There is a risk that taxes sensitive to the financial sector will remain restrained due to the tightening of monetary policy, the impact of financial regulations and global economic uncertainty. Assuming the moderate recovery of the City economy continues through the plan period, total tax revenue will grow at just under 5.1 percent in 2019 before stabilizing at an annual average growth rate of 4.1 percent from 2020 through 2021.
OMB projects that the City's economic outlook is positive; however, there are several risk factors that could alter the projections. One risk is the potential slowdown of global economic growth, particularly in the Eurozone, Russia and China, as an international slump will have spillover to the City and the U.S. The decoupling of monetary policy between the Federal Reserve and other central banks will keep the dollar strong, casting a cloud over U.S. export activity. Meanwhile, at the City level, weaker foreign currencies may discourage international visitors and their spending on local goods and services.
New York City Financial Plan
On November 21, 2017, the OMB released the November 2017 Financial Plan for Fiscal Years 2018-2021. On June 8, 2017, the City Council's office released the Adopted Budget for Fiscal Year 2018 (the “Adopted Budget”). The City's fiscal year end is at the end of June; the 2018 fiscal year will run from July 1, 2017 to June 30, 2018. The Financial Plan's projected revenues and expenditures for the 2018 fiscal year are balanced, in accordance with GAAP (except for the application of GASB Statement No. 49, which prescribes the accounting treatment of pollution remediation costs). The budget totals approximately $85.9 billion.
The staffs of the New York State Financial Control Board (FCB), Office of the State Deputy Comptroller for the City of New York (OSDC), the City Comptroller and the Independent Budget Office (IBO) issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention: Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.
New York City Financing Program
Successful execution of the Financial Plan depends upon the City's ability to market its securities successfully. The City's financial program projects $48.5 billion of long-term borrowing during fiscal years 2018 to 2021 to support the City's current capital program. The portion of the capital program not financed by the New York City Municipal Water Finance Authority (NWA) will be split between General Obligation (“GO”) bonds of the City and New York City Transitional Finance Authority (TFA) bonds. During fiscal years 2018 through 2021, the City is expected to issue $15.7 billion in GO bonds and TFA is expected to issue $17.1 billion in bonds.
The City has taken steps to manage its outstanding floating rate debt. The City reoffered approximately $200 million of floating rate bonds to manage expiring bank facilities supporting that debt. The City plans to issue approximately $4 billion, 4.7 billion and 4.8 billion of GO bonds during fiscal years 2019 to 2021, respectively. Currently, the debt service for the City, TFA (excluding BARBs) and City appropriation debt, or conduit debt, excluding the effect of pre-payments are projected to be below 15 percent of projected City tax revenues for each year of the Financial Plan.
The City Plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The City Plan is also subject to a variety of other factors.
In addition to borrowing related capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its GO debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.
As of January 2017, the City's outstanding GO bonds were rated AA with a stable outlook by S&P, AA with a stable outlook by Fitch and Aa2 with a stable outlook by Moody's. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency that furnished the rating. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant. Any such downward revision or withdrawal could have an adverse effect on the market prices of the City's GO bonds.
Other Localities
Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more prevalent in recent years. Not included in the projections of the State's receipts and disbursements for the State's 2018 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.
43

Like the State, localities must respond to changing political, economic and financial influences that can adversely affect their financial condition. For example, the State or federal government may decrease (or, potentially, eliminate) funding of local programs, therefore requiring localities to pay those expenditures using their own funds. Furthermore, prior cash flow problems for the State have caused delays in State aid payments, which in some instances have necessitated short-term borrowing at the local level. Additional factors that have had, or could have, an impact on the fiscal condition of localities include: the loss of temporary federal stimulus funding; recent State aid trends; constitutional and statutory limitations on the imposition by localities and school districts of property, sales and other taxes; and for certain communities, the substantial upfront costs for rebuilding and clean-up after a natural disaster.
Localities may face unanticipated problems as a result of pending litigation, judicial decisions and long-range economic trends. They may also require additional State assistance because of other large-scale potential problems, such as declining urban populations, reductions in the real property tax base, increasing expenditures, or the loss of skilled manufacturing jobs. Severe financial difficulties could jeopardize localities' access to the public credit markets, which may negatively impact the marketability of notes and bonds issued by the localities within the State.
Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. While a relatively infrequent practice, deficit financing by local governments have become more common in recent years. State legislation enacted post-2004 includes 27 special acts authorizing bond issuances to finance local government operating deficits. When local governments are authorized to issue bonds to finance operating deficits, the local government generally is subject to certain additional fiscal oversight during the time the bonds are outstanding, including an annual budget review by the Office of the New York State Comptroller.
For the 2016 fiscal year, the total indebtedness for all localities in the State other than the City was approximately $41.9 billion. This figure includes bonds issued by the localities, certain debt guaranteed by the localities and installment purchase contracts, but excludes capital lease obligations, assets held in sinking funds, certain amounts available at the start of a fiscal year for redemption of debt, and the indebtedness of certain localities that did not file annual financial reports with the State Comptroller.
44
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Wealth | PAMXX	Service | FPAXX	Cash Series | PACXX

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectuses for Federated Pennsylvania Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectuses or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policies) and Investment Limitations
7	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
12	Share Information
12	Tax Information
13	Who Manages and Provides Services to the Fund?
25	Financial Information
25	Investment Ratings
28	Addresses
29	Appendix A
30	Appendix B - Pennsylvania State Risk
Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
9101005B (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (the “Board”) has established three classes of shares of the Fund, known as Wealth Shares, Service Shares and Cash Series Shares (“Shares”). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
1

Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as repurchase agreements and reverse repurchase agreements, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
2

Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
3

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policies) and Investment Limitations
The fundamental investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.
Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Pennsylvania dividend and income tax.
The fundamental investment objective and policy described above may not be changed by the Fund's Board without shareholder approval.
Investment Limitations
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
5

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”).
Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Diversification
The Fund is a “diversified company” within the meaning of the 1940 Act, as amended, and any rules, regulations, or interpretations thereunder.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
Additional Information
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute “concentration.”
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
6

The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its
7

maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (CASH SERIES SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets
8

invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Regarding the Fund's Wealth Shares, the Wealth Shares of the Fund currently do not accrue, pay or incur any shareholder services/account administration fees, although the Board of Trustees has approved the Wealth Shares of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The Wealth Shares of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees.
The categories of additional payments are described below.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.
Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.

9

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
10

The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
11

Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: LPL Financial Corporation, San Diego, CA, owned approximately 22,252,547 Shares (49.03%); Pershing LLC, Jersey City, NJ, owned approximately 10,840,030 Shares (23.88%); Janney Montgomery Scott Inc., Philadelphia, PA owned approximately 4,731,934 Shares (10.42%); and James F. Hoffman, Pittsburgh, PA owned approximately 3,756,617 Shares (8.27%).
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Wealth Shares: The Fulton Company, Lancaster, PA, owned approximately 24,452,444 Shares (68.11%); and Univest & Company, Souderton, PA, owned approximately 7,742,900 Shares (21.56%).
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Service Shares: Pershing LLC, Jersey City, NJ, owned approximately 5,428,576 Shares (33.57%); FNB Nominee Co., Indiana, PA, owned approximately 3,794,628 Shares (23.46%); NONAB & Co., Wellsboro, PA, owned approximately 3,138,856 Shares (19.41%); and Hiram M. Royer, Lancaster, PA owned approximately 1,664,738 Shares (10.29%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Pershing LLC is organized in Delaware and is a subsidiary of The Bank of New York Mellon Corporation; organized in Delaware.
LPL Financial Corporation is organized in the state of California and is a subsidiary of LPL Holding, Inc.; organized in the state of California.
The Fulton Company is organized in the state of Pennsylvania and is a subsidiary of Fulton Financial Corporation; organized in Pennsylvania.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
12

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
State Taxes
Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax exempt obligations.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 30 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
13

Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$161.35	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$161.35	$275,000
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$161.35	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$146.69	$250,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$176.01	$300,000
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$146.69	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$146.69	$250,000
16

OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials
17

concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$26.24	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$26.24	$49,907.08
James F. Will	$26.24	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
18

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2016
Interested Board Member Name	Dollar Range of Shares Owned in Federated Pennsylvania Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
19

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
20

On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals
21

and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
22

In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to
23

receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
24

Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$395,404	$844,854	$1,032,304
Advisory Fee Waived	$293,064	$708,425	$1,032,304
Net Administrative Fee	$77,912	$165,169	$201,961
Net 12b-1 Fee:
Cash Series Shares	$164,395	$40,788	$0
Net Shareholder Services Fee:
Service Shares	$44,614	$23,045	$0
Cash Series Shares	$27,676	$5,935	$0
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated Pennsylvania Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
25

A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
26

AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated Pennsylvania Municipal Cash Trust
Cash Series Shares
Wealth Shares
Service Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29

Appendix B - Pennsylvania State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
PENNSYLVANIA
Information as of February 1, 2018
Special Considerations Relating to Pennsylvania
The Commonwealth of Pennsylvania (referred to in this “Pennsylvania Concentration” section as the “Commonwealth,” the “State” or “Pennsylvania”) is an established state with a diversified economy. Pennsylvania had been historically identified as a heavy industrial state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined. The Commonwealth's business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.
The General Fund, Pennsylvania's largest operating fund, receives all tax revenues, non-tax revenues, and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed the fiscal year ended June 30, 2017 with a fund deficit of $1.54 billion.
The subdued level of the economic recovery from the most recent national recession continued to affect the Commonwealth's revenue receipts during the 2016-17 fiscal year. As of July 3, 2017, General Fund collections totaled $31.7 billion, which is $1.1 billion, or 3.4 percent, below estimate. Year-to-date sales tax collections totaled $10 billion, which is $199.3 million, or 2 percent, less than anticipated. Year-to-date personal income tax collections totaled $12.7 billion, which is $387.6 million, or 3 percent, below estimate. Year-to-date corporation tax collections totaled $4.8 billion, which is $340.3 million, or 6.6 percent, below estimate.
The Pennsylvania legislature approved the passage of a $32 billion budget on July 1, 2017. The budget was sent to the Governor who did not sign or veto the bill, allowing it to become law on July 11, 2017. The fiscal year 2018 enacted budget increases spending by 0.2% over the 2017 budget. Since July 11, 2017, the legislature and the administration have been working on a revenue package to balance the fiscal year 2018 budget. On October 26, 2017, the legislature passed, and sent to the Governor, a revenue plan to balance the budget. The revenue plan incorporates borrowing $1.5 billion which will be paid through tobacco settlement proceeds, major expansion of legalized gaming, taxing the sale of fireworks, and applying Pennsylvania's 6% sales tax to goods sold on online market places. On October 30, 2017, the Governor signed the revenue bills. The budget also authorizes the full funding of the actuarially determined state contributions for the state public pension plans in fiscal year 2018.
The enacted fiscal year 2017-18 budget provides appropriations and executive authorizations, net of lapses and other reductions, totaling $31,996.1 million of Commonwealth funds against estimated revenues of $31,827.8 million. Enacted General Fund appropriations represent an increase of $451.9 million, or 1.4 percent on a year-over-year basis, from fiscal year 2016-17.
The Commonwealth is permitted by its Constitution to incur the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.
Debt service on Commonwealth general obligation debt is paid from appropriations out of the General Fund except for debt issued for highway purposes, which is paid from Motor License Fund appropriations. Net outstanding general obligation debt totaled $12,009.0 million at June 30, 2017, a decrease of $430.5 million from June 30, 2016. Over the 10-year period ended June 30, 2017, total net outstanding general obligation debt increased at an annual rate of 4.4 percent. Within the most recent 5-year period, outstanding general obligation debt has increased at an annual rate of 2.3 percent.
30

Certain state-created organizations have statutory authorization to issue debt for which state appropriations to pay debt service thereon are not required. The debt of these organizations is funded by assets of or revenues derived from the various projects financed; it is not an obligation of the state. Some of these organizations, however, are indirectly dependent on state appropriations. State-related agencies and their outstanding debt as of June 30, 2017, include the Delaware River Joint Toll Bridge Commission ($729.2 million), the Delaware River Port Authority ($1,434.7 million), the Pennsylvania Economic Development Financing Authority ($6,496.1 million), the Pennsylvania Higher Education Assistance Agency ($4,995.4 million), the Pennsylvania Higher Education Facilities Authority ($5,920.8 million), the Pennsylvania Industrial Development Authority ($266.8 million), the Pennsylvania Infrastructure Investment Authority ($71.1 million), the Pennsylvania Turnpike Commission ($11,536.2 million) and the State Public School Building Authority ($2,828.2 million).
The Pennsylvania Housing Finance Agency (“PHFA”) is a state-created agency that provides financing for housing for low and moderate-income families and people with special needs in the Commonwealth. The bonds, but not the notes, of the PHFA are partially secured by a capital reserve fund required to be maintained by the PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. If there is a potential deficiency in the capital reserve fund or if funds are necessary to avoid default on interest, principal or sinking fund payments on bonds or notes of PHFA, the statute creating PHFA directs the Governor, upon notification from PHFA, to include in the proposed executive budget of the Commonwealth for the next succeeding year an amount sufficient to fund such deficiency to avoid such default. The budget as finally adopted by the General Assembly may or may not include the amount so requested by the Governor. PHFA is not permitted to borrow additional funds so long as any deficiency exists in the capital reserve fund. PHFA had $2,813.1 million in bonds outstanding at June 30, 2017.
The Commonwealth Financing Authority (“CFA”) was established in April 2004 with the enactment of legislation establishing the CFA as an independent authority and an instrumentality of the Commonwealth. The CFA is authorized to issue limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities. The CFA's bonds and financing are to be secured by revenues and accounts of the CFA, including funds appropriated to CFA from general revenues of the Commonwealth for repayment of CFA obligations. The obligations of the CFA do not constitute a debt or liability of the Commonwealth.
In Act 85 of 2016, the General Assembly enacted a new Section 1753.1-E of the Fiscal Code that obligates the State Treasurer, in consultation with the Commonwealth's Secretary of the Budget, to transfer the monies necessary for payment of CFA's debt service each fiscal year, beginning July 1, 2016 from sales tax receipts deposited in the General Fund to a restricted revenue account within the General Fund which may only be used to pay that debt service. Section 1753.1-E is a continuing appropriation of those monies from the State Treasury for payment of the CFA's debt service each fiscal year. The obligations of the CFA do not constitute a debt or liability of the Commonwealth.
Since November 2005, the CFA has completed multiple bond issues to fund programs established by its original economic stimulus mission of April 2004.
As part of the enactment process for the fiscal year 2009 budget, the General Assembly enacted and on July 9, 2008, the Governor signed into law Act 63 of 2008 (“Act 63”) and Act 1 of Special Session 1 of 2008 (“Act 1”). Combined, these two acts provide the CFA with additional bond indebtedness authority of up to $1,300 million. Act 63 provides the CFA with authority to issue up to $800 million in limited obligation revenue bonds in order to fund water or sewer projects, storm water projects, flood control projects and high hazard unsafe dam projects. Act 63 also provides for the use of Pennsylvania Gaming and Economic Development and Tourism Fund revenues to support debt service costs associated with the $800 million in additional CFA debt authority. Act 1 provides the CFA with authority to issue up to $500 million in limited obligation revenue bonds to fund the development of alternative sources of energy.
As of August 31, 2017, the CFA had $2,260.0 million in outstanding bond debt. With respect thereto, the Commonwealth's General Fund has been the appropriation source used to service approximately $1,583.5 million of such outstanding debt and the Pennsylvania Gaming and Economic Development and Tourism Fund has been the appropriation source used to service approximately $676.5 million of such outstanding debt. Including the effect of a recent refunding, CFA debt service for fiscal year 2017-18 is estimated to be $95.621 million (net of debt service in the estimated amount of $56.1 million supported by transfers from the Pennsylvania Gaming and Economic Development Tourism Fund (the “PA GEDTF Funds”)). The Commonwealth's fiscal year 2017 budget appropriated $95.614 million in funds from the Commonwealth's General Fund to the CFA and $56.279 million of PA GEDTF Funds.
31

Pursuant to Act 25 of 2016 (“Act 25”), the CFA is authorized to issue debt related to the Commonwealth's share of school district construction costs referred to as the PlanCon process. Act 25 established a new funding mechanism to pay school districts for construction reimbursements due to them and to fund capital grants to school districts as part of the PlanCon process. The CFA is authorized to issue up to $2.5 billion in appropriation backed debt in connection with the Commonwealth's share of school construction costs; debt in excess of $2.5 billion may be incurred by CFA for this purpose if CFA and the Department of Education determine that $2.5 billion is insufficient to carry out the purposes of Act 25 and if the Secretary of the Budget approves such determination. The expectation is that the borrowings will occur from time to time over the next five to ten years. To date, the CFA has issued $758.185 million for construction reimbursement purposes under Act 25.
Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. In 1978, the General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1,000,000 for each accident. The Supreme Court of Pennsylvania has held that this limitation is constitutional. This cap does not apply to tax appeals such as Nextel Communications, as detailed below. Approximately 850 suits against the Commonwealth remain open. Tort claim payments for the departments and agencies, other than the Department of Transportation, are paid from departmental and agency operating and program appropriations. Tort claim payments for the Department of Transportation are paid from an appropriation from the Motor License Fund.
The Commonwealth also represents and indemnifies employees who have been sued under federal civil rights statutes for actions taken in good faith in carrying out their employment responsibilities. There are no caps on damages in civil rights actions. The Commonwealth's self-insurance program covers damages in these cases up to $250,000 per incident. Damages in excess of $250,000 are paid from departmental and agency operating and program appropriations.
In Brouillette, et al. v. Wolf, et al., Plaintiffs challenge the Commonwealth's fiscal year 2017-18 budget. Petitioners claim that the fiscal year 2017-18 budget violates numerous provisions of the Pennsylvania Constitution. Among other things, Petitioners request 1) a declaration that Governor Wolf violated the balanced budget provision and ask that he be required to reduce or freeze spending and that the Budget Secretary be enjoined from allocating accounting amounts beyond available revenues; 2) that the General Assembly be required to use the revenue estimate of the Independent Fiscal Office; and 3) that the Governor, Treasurer, and Auditor General be enjoined from authorizing any line of credit or borrowing to enable the continued deficit spending. This matter was filed on September 19, 2017, and the Executive Office defendants will be responding to the complaint. The Petitioners filed an Amended Petition for Review on November 7, 2017. The Amended Petition tries to add the “Commonwealth of Pennsylvania” as a respondent and continues the suit against Governor Wolf and others named in the Original Petition, but no longer includes Secretary Albright as a respondent. The Petitioners seek a declaration that: (1) Governor Wolf, Treasurer Torsella and/or Auditor General DePasquale violated the PA Constitution and applicable statutes by authorizing lines of credit (and other borrowing) to fund the FY 2016-2017 deficit and (2) the General Appropriation Bill for FY 2017-2018 violated the PA Constitution by appropriating funds in excess of anticipated revenues.
The Pennsylvania Professional Liability Joint Underwriting Association (“JUA”) initiated action against Governor Wolf on November 7, 2017 in Pennsylvania Professional Liability Joint Underwriting Association v. Wolf. The JUA challenges, on various federal constitutional grounds, a provision of Act 44 of 2017 that directs the transfer, by December 1, 2017, of $200,000,000 from the JUA to the state treasurer for deposit into the General Fund or, if the transfer is not made by December 1, 2017, the abolishment of the JUA. The court has scheduled an injunction hearing for November14, 2017.
In Pennsylvania Department of Education v. Secretary, United States Department of Education, the United States Court of Appeals for the Third Circuit affirmed the Findings of the Secretary of the United States Department of Education (USDE), which found that the Pennsylvania Department of Education (PDE) is liable to USDE in the amount of $7,186,222. PDE's alleged liability stems from the USDE's audit of the School District of Philadelphia (SDP) for fiscal year 2005-2006, which identified $138.8 million in adverse findings resulting from inadequate controls over federal expenditures. Of this total, $7.2 million remains at issue. PDE filed a Petition for Certiorari with the United States Supreme Court. The Petition was denied on October 3, 2016.
In United States of America v. Com. of Pa., Civil Action, the U.S. Department of Justice (“DOJ”) filed a complaint alleging disparate impact discrimination against the Pennsylvania State Police (“PSP”), based on the female cadet hiring rates. This was based on an investigation undertaken by the DOJ from 2009 – 2014, and occurred after several months of mediation with DOJ on a possible settlement. DOJ attributes the alleged discrimination to the failure rate of female cadets on the Physical Readiness Test (“PRT”). In addition to injunctive relief regarding the administration of the test, DOJ seeks back pay with interest for a women who failed the PRT, offers of employment, retroactive seniority and other monetary and non-monetary benefits to women who suffered loses or will suffer losses in the future based on the alleged discriminatory practices. Enjoining the administration of the current PRT will require the development of a new test. Costs associated with an adverse result are difficult to assess but could range in the tens of millions depending upon the scope of any order issued by the Court and the number of women who may have to be compensated
32

for lost salary, seniority and other benefits. The trial court denied PSP's Motion to Dismiss. The motion to dismiss was based on the language of Title VII, which PSP alleged required specific intent of discrimination in disparate impact cases filed by the DOJ against states. Discovery is concluded. Dispositive motions have been filed and are pending with the Court. Absent a ruling in favor of PSP, trial will begin March 6, 2017.
In Nextel Communications of the Mid-Atlantic, Inc. v. Commonwealth of Pennsylvania, the Commonwealth Court of Pennsylvania held that the Pennsylvania net operating loss deduction (“NOL Deduction”), as-applied to the facts of Nextel, violated the Uniformity Clause of the Pennsylvania Constitution, a decision that could negatively affect the Commonwealth's tax revenues. The sole issue in the case was whether the NOL Deduction violated the Uniformity Clause. The Uniformity Clause provides: “All taxes shall be uniform, upon the same class of subjects, within the territorial limits of the authority levying the tax….” The Court held that the NOL Deduction creates different classes of taxpayers based solely upon the amount of their income. The Court reasoned that the NOL Deduction favored “small taxpayers” (those with $3 million or less in taxable income) over “large taxpayers” (those with taxable income in excess of $3 million). The Court stated the only factor that distinguishes between these two classes of taxpayers is the amount of taxable income. Taxpayers with $3 million or less in taxable income could offset up to 100 percent of their taxable income through the NOL Deduction, because the statute allows a greater of 12.5 percent of taxable income or $3 million deduction. Taxpayers with more than $3 million in taxable income in the tax year at issue (2007), however, could not offset up to 100 percent of their taxable income. In fact, the Court noted the higher the taxable income of the taxpayer, the lower the percentage of taxable income the taxpayer could offset through the NOL Deduction. The NOL Deduction for the tax year at issue allows some taxpayers to reduce their taxable income to $0 and, as a result, pay no tax. The same provision also prevents other taxpayers from reducing their taxable income to $0 and, as a result, causes these affected taxpayers to pay at least some CNI tax. The Court held that a classification based solely on income amount cannot withstand scrutiny under the Uniformity Clause. Although the Uniformity Clause does not require absolute equality and perfect uniformity in taxation, the legislature cannot treat similarly-situated taxpayers differently, unless the classification is based upon some legitimate distinction between the classes that provides a non-arbitrary and “reasonable and just” basis for the difference in treatment. In this case, the court found that the classification was based upon “[a] pretended classification, that is based solely on a difference in quantity of precisely the same kind of property, is necessarily unjust, arbitrary, and illegal.” Thus, in this case distinguishing between taxpayers based upon their taxable income is impermissible.
The Court declined to delete the entire NOL Deduction and thus disallow all NOL Deductions (both for this taxpayer and all other taxpayers for this year (2007) and all years thereafter). Instead, the Court stated the violation caused by the NOL Deduction can be remedied in one of two ways: 1) require other corporate taxpayers whose NOL Deductions were not limited to pay more tax for the tax year at issue; or 2) require this taxpayer whose NOL Deduction was limited to pay less tax than other taxpayers for the tax year at issue because it could not use all its NOL Deduction. Given these two choices, the Court stated the only practical solution was to require the taxpayer in this case to pay less. Thus, the Court essentially allowed the taxpayer to apply all of its NOL Deductions in the tax year at issue. Thus, after applying the taxpayer's entire NOL, it has no tax liability and is entitled to a refund of the approximately $4 million it had previously paid.
The Commonwealth appealed the decision to the Pennsylvania Supreme Court. The Supreme Court issued a decision on October 18, 2017 holding that the net operating loss carryover is unconstitutional as written because of its inclusion of the $3 million flat deduction. But the Supreme Court reversed Commonwealth Court's order directing the Department of Revenue to issue a refund to Nextel. The Supreme Court severed the $3 million flat deduction from the net operating loss carryover, limiting Nextel to the deduction it had claimed, consisting of 12.5% of taxable income. The effect of this decision is that the Commonwealth will likely realize additional tax revenues collected from small corporations who previously benefited from the $3 million flat deduction because it was greater than a deduction of 12.5% of taxable income. By now being limited to the percentage deduction, these small corporations will have lower net loss carryover deductions, and as a result will likely pay more tax.
Muscarella v. Commonwealth of PA is a class action challenging the Department of Revenue's application of the Senior Citizen's Property Tax and Rent Rebate Assistance Act. The department interpreted the law to require a person to live into the next calendar year to be eligible for any rebate from the prior year. Liability against the department was previously established. A tentative settlement in the amount of $20,000,000 was reached, and a fairness hearing on the proposed settlement was held on June 13, 2016. Following the fairness hearing, the Commonwealth Court entered an order confirming the $20,000,000 transfer from the Lottery Fund be made. Claims may be submitted until February 2017. A portion of the $20,000,000 has been set aside for attorneys fees. The $20 million has been set removed from the Lottery Fund and placed in escrow with plaintiff's counsel. The class action claims have been filed with plaintiff's counsel. The claims period has closed, and class counsel is processing the claims. The Commonwealth received back a payment of $8,000,000 but claims are still being processed.
33

Kingdom Vapor & Smoke 4 Less v. Department of Revenue and East Coast Vapor, LLC v. Department of Revenue are cases seeking declaratory relief as to whether a certain tax must be paid on certain items sold in the ECigarette Industry or invalidation of the tax if it is applied to all items. The matters are pending in Commonwealth Court and, if Petitioners are successful, could result in lost revenues (and refunds) that approach $20,000,000. Presently, a Petition for Review has been filed along with an Answer and New Matter
Mt. Airy #1, LLC v. Pennsylvania Department of Revenue. Under Pennsylvania law, every casino outside of Philadelphia must pay a municipal local share assessment of the greater of $10,000,000, or if gross terminal revenues exceed $500,000,000, 2 percent of the gross terminal revenue. The Commonwealth receives an estimated $120,000,000 per year in tax revenue from this assessment. A casino filed this lawsuit to challenge this framework on uniformity and equal protection grounds. On September 28, 2016, the Pennsylvania Supreme Court invalidated this municipal share assessment as a non-uniform tax prohibited by Article 8, Section 1 of the Pennsylvania Constitution. The Court, however, stayed the implementation of its decision for 120 days. In addition, the Court noted that the plaintiff would not be entitled to monetary damages for violations of the Pennsylvania Constitution and that a decision invalidating a tax statute is not applied retroactively.
Similar to Mt. Airy #1 discussed above, the Chester Downs, LLC v. Pennsylvania Department of Revenue case was brought by a casino to challenge the constitutionality of the municipal local share assessment framework. Specifically, under Pennsylvania law, every casino outside of Philadelphia must pay a municipal local share assessment of the greater of $10,000,000, or if gross terminal revenues exceed $500,000,000, 2 percent of the gross terminal revenue. The casino challenged this framework on uniformity and equal protection grounds. On March 31, 2016, this matter was stayed by the Court pending the final outcome of the Mt. Airy #1 matter discussed above.
Munchinski v. Warman, et al is a case alleging due process violations by a now-deceased Pennsylvania State Police (PSP) officer. It arises from the alleged failure to disclose exculpatory evidence in a 1986 murder trial and at a Post-Conviction Relief Act proceeding. The former inmate was released after spending 20-plus years in state prison. Dispositive motions were partially successful, leaving the malicious prosecution claim for trial. The Commonwealth's estimated exposure exceeds $2,000,000.
Walker v. Department of Corrections, et al is a deliberate indifference claim against Department of Corrections nurses who allegedly failed to properly stabilize the neck of an inmate who had fallen from his bunk and who had suffered an apparent neck injury. The plaintiff is now a quadriplegic. Fact discovery is closed and partial dispositive motions are pending. The Commonwealth's estimated exposure exceeds $5,000,000.
Williams, et al v. Richards, et al is a collective action under the Fair Labor Standards Act for wage violations and record keeping violations brought by Pennsylvania Department of Transportation (“PennDOT”) employees against officials at PennDOT for allegedly failing to pay overtime for time spent driving equipment to and from yards. The Commonwealth's estimated exposure is between $1,600,000 and $4,000,000. The case was filed in April of 2016 and remains in active discovery. The outcome of the case could change PennDOT's practices regarding paying for such efforts in the future, which could result in additional on-going operating expenses exceeding $4,000,000.
In William Penn Sch. Dist. v. Commonwealth, the Petitioners (including School Districts, parents, and other interested parties) filed a Petition for Review in the Nature of an Action for Declaratory and Injunctive Relief in Commonwealth Court against, inter alia, The Department of Education, The Governor, and members of the General Assembly, seeking to mandate that the Respondents provide adequate funding that would result in equal opportunity for children throughout the Commonwealth to obtain an adequate education. Petitioners ask the Court to enter permanent injunctions compelling the Respondents to establish, fund, and maintain a thorough and efficient system of public education that provides all students in Pennsylvania with an equal opportunity to obtain an adequate education. This matter was previously dismissed by the Commonwealth Court, which found that it presented a nonjusticiable political question. Petitioners filed an appeal with the Pennsylvania Supreme Court, which reversed the Commonwealth Court and ordered the Commonwealth Court to address Petitioners' claims. The Executive Branch would not be solely responsible for funding and relief, and Petitioners have not yet articulated an amount that they would consider to be adequate funding. Previous studies, however, indicate that Petitioners may seek education investments that totaling up to $4,000,000,000.
Knight v. PSP involves the fatal shooting of a 50 year old man by Pennsylvania State Police troopers. Discovery closed November 30, 2016. Given the nature of the litigation, the Commonwealth's estimated exposure could exceed $1,000,000.
Barkus v. PSP involves the fatal shooting of a 25 year old man by Pennsylvania State Police troopers. Fact discovery closed December 7, 2016. Expert discovery closed March 10, 2017 and dispositive motions are pending. Given the nature of the litigation, the Commonwealth's estimated exposure could exceed $1,000,000.
Sonny O v. Dallas was a class action alleging that the Department of Human Services failed to adequately provide appropriate therapy to autistic children under the age of 21. The court approved a settlement agreement to resolve this matter after holding a fairness hearing in June 2016. The settlement agreement required the Department to pay $170,000 in attorneys' fees and to implement agreed upon programmatic changes. The programmatic changes are currently being implemented by the Department.
34

In Kedra v. Schroeter, the defendant (a Pennsylvania State Police officer) was conducting firearms training for the Pennsylvania State Police. During this training, he unintentionally discharged his weapon and the plaintiff (a 26 year old trooper) was killed. The Court granted the Commonwealth's motion to dismiss, and the plaintiff appealed to the Court of Appeals for the Third Circuit. The appeal remains pending. The Commonwealth's estimated exposure is between $2,000,000 and $3,000,000.
In Hall v. Millersville University, claims have been made against Millersville University and a dorm resident assistant under Title IX and the Due Process Clause (state created danger theory) in a case where a student at Millersville was found dead in her room. Also sued in the case is the fraternity that hosted a party that evening and individual members of the fraternity. Total damages in this case, if recoverable, are likely to exceed $1,000,000.
DeGroat v. Commonwealth of PA is a case alleging excessive force and state tort claims against the Commonwealth, Pennsylvania State Police, and individuals stemming from a fatal shooting. The deceased was only 23 years old at the time of his death. Local law enforcement officials were also sued. An Amended Complaint was recently filed. The Commonwealth is defending the case vigorously. In light of the fact that this is a case involving a fatality and the age of the deceased, the exposure could be $1 million or more.
The specific litigation matters described above are provided as an example only and do not comprise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.
35
Statement of Additional Information
February 28, 2018
Share Class | Ticker	Service | VACXX	Cash Series | VCSXX

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust
This Statement of Additional Information (SAI) is not a Prospectus. Read this SAI in conjunction with the Prospectuses for Federated Virginia Municipal Cash Trust (“Fund”), dated February 28, 2018.
This SAI incorporates by reference the Fund's Annual Report. Obtain the Prospectuses or the Annual Report without charge by calling 1-800-341-7400.
Contents
1	How is the Fund Organized?
1	Securities in Which the Fund Invests
4	Investment Risks
5	Investment Objective (and Policy) and Investment Limitations
8	What Do Shares Cost?
8	How is the Fund Sold?
11	Purchases In-Kind
11	Subaccounting Services
11	Redemption In-Kind
11	Massachusetts Partnership Law
12	Share Information
12	Tax Information
13	Who Manages and Provides Services to the Fund?
24	Financial Information
24	Investment Ratings
28	Addresses
29	Appendix A
30	Appendix B - Virginia State Risk
Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
3080501B (2/18)
Federated is a registered trademark
of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

How is the Fund Organized?
The Fund is a diversified portfolio of Money Market Obligations Trust (“Trust”). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on September 1, 1989, was reorganized as a portfolio of the Trust on February 1, 2000.
The Board of Trustees (the “Board”) has established two classes of shares of the Fund, known as Service Shares and Cash Series Shares (“Shares”). Effective December 31, 2015, the Fund's Institutional Shares were redesignated as Wealth Shares. Effective October 27, 2017, the Wealth Shares were liquidated. This SAI relates to the remaining Service Shares and Cash Series Shares. The Fund's investment adviser is Federated Investment Management Company (“Adviser”).
Securities in Which the Fund Invests
The principal securities or other investments in which the Fund invests are described in the Fund's Prospectus. The Fund also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus or information in respect of a non-principal security or other investment (in which case there is no related disclosure in the Prospectus).
Securities Descriptions And Techniques
Fixed-Income Securities
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following further describes the types of fixed-income securities in which the Fund may invest.
Municipal Leases (A Type of Tax-Exempt, Fixed-Income Security)
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by pools of municipal leases. The most common type of lease-backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.
Callable Securities (A Type of Tax-Exempt, Fixed-Income Security)
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer. Callable securities are subject to call risk.
Zero-Coupon Securities (A Type of Tax-Exempt, Fixed-Income Security)
Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security.
There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero-coupon or capital appreciation bonds. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, PIK securities or toggle securities.
1

Tax Increment Financing Bonds (A Type of Tax-Exempt, Fixed-Income Security)
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.
Municipal Mortgage-Backed Securities (A Type of Tax-Exempt, Fixed-Income Security)
Municipal mortgage-backed securities are special revenue bonds, the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Municipal mortgage-backed securities generally have fixed interest rates.
Municipal mortgage-backed securities come in a variety of forms. The simplest forms of municipal mortgage-backed securities are unstructured bonds backed by the net interest and principal payments and prepayments from the underlying mortgages. As a result, the holders assume all interest rate and prepayment risks of the underlying mortgages. Other municipal mortgage-backed securities may have more complicated financial structures.
Other Investments, Transactions, Techniques
Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (“Federated funds”) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (“Federated”) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.
For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; (b) to meet commitments arising from “failed” trades; and (c) for other temporary purposes. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (“Repo Rate”) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (“Bank Loan Rate”), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.
Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
Asset Segregation
In order to secure its obligations in connection with special transactions, such as repurchase agreements and reverse repurchase agreements, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.
Temporary Investments
The Fund may make temporary investments in taxable, fixed-income securities and the following other taxable securities:
Treasury Securities (A Type of Fixed-Income Security)
Treasury securities are direct obligations of the federal government of the United States.
2

Government Securities (A Type of Fixed-Income Security)
Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States and are guaranteed only as to the timely payment of interest and principal.
Other government securities receive support through federal subsidies, loans or other benefits, but are not backed by the full faith and credit of the United States. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.
Some government agency securities have no explicit financial support, and are supported only by the credit of the applicable agency, instrumentality or corporation. The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no assurance that it will support these or other agencies in the future.
The Fund treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee helps protect against credit risk, it does not eliminate it entirely or reduce other risks.
Additional Information Related to Freddie Mac and Fannie Mae. The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of Freddie Mac and Fannie Mae to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (FHFA). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator's appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.
In connection with the actions taken by the FHFA, the Treasury has entered into certain preferred stock purchase agreements (SPAs) with each of Freddie Mac and Fannie Mae which establish the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae. The senior preferred stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. Although the SPAs are subject to amendment from time to time, currently the Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the Treasury's obligations.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac's and Fannie Mae's operations and activities under the SPAs, market responses to developments at Freddie Mac and Fannie Mae, downgrades or upgrades in the credit ratings assigned to Freddie Mac and Fannie Mae by nationally recognized statistical rating organizations (NRSROs) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Freddie Mac and Fannie Mae.
In addition, the future of Freddie Mac and Fannie Mae, and other U.S. government-sponsored enterprises that are not backed by the full faith and credit of the U.S. government (GSEs), remains in question as the U.S. government continues to consider options ranging from structural reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. government support for Freddie Mac and Fannie Mae have sparked serious debate regarding the continued role of the U.S. government in providing mortgage loan liquidity.
Bank Instruments (A Type of Fixed-Income Security)
Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Euro-dollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Corporate Debt Securities (A Type of Fixed-Income Security)
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.
3

Commercial Paper (A Type of Corporate Debt Security)
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks. In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements as a non-principal investment.
Reverse Repurchase Agreements
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements as a non-principal investment.
minimal credit risk
Under Rule 2a-7, money market funds, such as the Fund, may generally invest in “Eligible Securities” which include securities issued by another money market fund, government securities or securities that have a remaining maturity of no more than 397 calendar days and are determined by the fund's board or its delegate to present minimal credit risk based on an assessment of the issuer's credit quality, including the capacity of the issuer or guarantor to meet its financial obligations. The Fund's Board has adopted procedures by which the Adviser will conduct this initial and ongoing assessment, as required. Such analysis of whether a security presents minimal credit risk will include, to the extent appropriate: consideration of the security's issuer or guarantor's financial condition, sources of liquidity, ability to react to future market-wide and issuer or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and strength of the issuer or guarantor's industry within the economy and relative to economic trends, as well as the issuer or guarantor's competitive position within its industry. In addition, a minimal credit risk evaluation may also include consideration of whether the price and/or yield of the security itself is similar to that of other securities in the Fund's portfolio. The Adviser will perform an ongoing review of whether each security (other than a government security) continues to present minimal credit risks.
Investment Risks
There are many risk factors which may affect an investment in the Fund. The Fund's principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Fund (in which case there is no related disclosure in the Prospectus).
Leverage Risk
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
Risk Associated with the Investment Activities of Other Accounts
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under “Brokerage Transactions and Investment Allocation.”
4

CYBER SECURITY RISK
Like other funds and business enterprises, the use of the Internet and other electronic media and technology exposes the Fund, the Fund's shareholders, and the Fund's service providers, and their respective operations, to potential risks from cyber-security attacks or incidents (collectively, “cyber-events”). Cyber-events may include, for example, unauthorized access to systems, networks or devices (such as, for example, through “hacking” activity), infection from or spread of malware, computer viruses or other malicious software code, corruption of data, and attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website or internet access, functionality or performance. Like other funds and business enterprises, the Fund and its service providers have experienced, and will continue to experience, cyber-events consistently. Cyber-events have not had a material adverse effect on the Fund's business operations or performance. In addition to intentional cyber-events, unintentional cyber-events can occur, such as, for example, the inadvertent release of confidential information. Any cyber-event could adversely impact the Fund and its shareholders and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage and additional compliance costs associated with corrective measures. A cyber-event may cause the Fund, or its service providers, to lose proprietary information, suffer data corruption, lose operational capacity (such as, for example, the loss of the ability to process transactions, calculate the Fund's NAV, or allow shareholders to transact business), and/or fail to comply with applicable privacy and other laws. Among other potentially harmful effects, cyber-events also may result in theft, unauthorized monitoring and failures in the physical infrastructure or operating systems that support the Fund and its service providers. In addition, cyber-events affecting issuers in which the Fund invests could cause the Fund's investments to lose value. The Fund's Adviser and its relevant affiliates have established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events, however, there is no guarantee that the efforts of the Adviser or its affiliates, or other service providers, will succeed, either entirely or partially. Among other reasons, the nature of malicious cyber-attacks is becoming increasingly sophisticated and the Fund's Adviser, and its relevant affiliates, cannot control the cyber systems and cyber security systems of issuers or third-party service providers.
Investment Objective (and Policy) and Investment Limitations
The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.
Under normal circumstances, the Fund will invest so that at least 80% of its annual interest income will be exempt from federal regular and Virginia state income tax or so that at least 80% of its net assets is invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax.
Only for purposes of compliance with Rule 35d-1, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and Virginia state income tax.
This investment objective and policies described above may not be changed by the Fund's Board without shareholder approval.
INVESTMENT LIMITATIONS
Diversification
The Fund is a “diversified company” within the meaning of the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations, or interpretations thereunder.
Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.
Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
5

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the “vote of a majority of the Fund's outstanding voting securities,” as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Illiquid Securities
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.
Investing in Restricted Securities
The Fund may invest in securities subject to restrictions on resale under the federal securities laws.
Additional Information
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.
To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute “concentration.”
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
6

The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Fund assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.
The Fund has adopted policies and procedures such that the Fund will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90-day period in the event that the Fund's weekly liquid assets were to fall below a designated threshold, subject to a determination by the Fund's Board that such a liquidity fee or redemption gate is in the Fund's best interest. If the Fund's weekly liquid assets fall below 30% of its total assets, the Fund may impose liquidity fees of up to 2% of the value of the shares redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Fund's best interest. If the Fund's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Board, including a majority of the independent Trustees, determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund, which would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Fund. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including, but not limited to, modifying the timing and frequency of the Fund's NAV determinations.
If liquidity fees are imposed or redemptions are temporarily suspended, the Fund will notify shareholders on the Fund's website or by press release. In addition to identifying the Fund, such notifications will include the Fund's percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. If the Board, including a majority of the independent Trustees, changes or removes a liquidity fee or a temporary redemption gate, the Fund will notify shareholders in the same manner as described above. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Fund to the SEC on Form N-CR. If redemptions are temporarily suspended, the Fund and your financial intermediary will not accept redemption or exchange orders until the Fund has notified shareholders that the redemption gate has been lifted. Shareholders wishing to redeem or exchange shares once the redemption gate has been lifted will need to submit a new redemption or exchange request to the Fund or their financial intermediary.
All liquidity fees payable by shareholders to the Fund can be used to offset any losses realized by the Fund when seeking to honor redemption requests during times of market stress. The Fund expects to treat such liquidity fees as not constituting income to the Fund.
A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and will decrease the amount of any capital gain or increase the amount of any capital loss you will recognize from such redemption. Although there is some degree of uncertainty with respect to the tax treatment of liquidity fees received by money market funds, it is anticipated at this time that a liquidity fee will have no tax effect on the Fund. As the tax treatment will likely be the subject of future guidance issued by the Internal Revenue Service, the Fund will re-visit the applicable treatment of liquidity fees when they are received.
If the Fund's weekly liquid assets fall below 10% and the Board determines that it would not be in the best interests of the Fund to continue operating, the Board may suspend redemptions in the Fund and may approve the liquidation of the Fund. The Board may also suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
Purchase orders received after the last NAV determination of a given day, but prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Fund may honor redemption or exchange orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Fund can verify that the redemption or exchange order was received in good order by the Fund or the Fund's agent before the Fund imposed liquidity fees or temporarily suspended redemptions.
7

What Do Shares Cost?
Determining Market Value Of Securities
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles in the United States (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of their investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Fund adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment's cost each day. The Fund uses this adjusted cost to value the investment.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the NAV, computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (“Federated Securities Corp.”) offers Shares on a continuous, best-efforts basis.
Rule 12b-1 Plan (Cash Series Shares)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
Additional Payments To Financial Intermediaries
The Distributor may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry Regulatory Authority, Inc. (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described
8

herein and in the Prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. The same financial intermediaries may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to support the sale of Shares. These payments are negotiated and may be based on such factors as: the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Fund's and/or other Federated funds' relationship with the financial intermediary. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. You should ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services it provides, as well as the fees and/or commissions it charges.
Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as: the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.
Processing Support Payments
The Distributor may make payments to certain financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include: payment of ticket charges on a per-transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.
Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting or transaction processing, retirement plan program services may include: services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation; or other similar services.
Marketing Support Payments
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation, provided by the Distributor, may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events and other financial intermediary-sponsored events.
The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable federal or state law or regulations, or the rules of any self-regulatory agency, such as FINRA. These payments may vary depending on the nature of the event or the relationship.
For the year ended December 31, 2017, the following is a list of FINRA member firms that received additional payments from the Distributor or an affiliate. Additional payments may also be made to certain other financial intermediaries that are not FINRA member firms that sell Federated fund shares or provide services to the Federated funds and shareholders. These firms are not included in this list. Any additions, modifications or deletions to the member firms identified in this list that have occurred since December 31, 2017, are not reflected. You should ask your financial intermediary for information about any additional payments it receives from the Distributor.
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American Portfolios Financial Services, Inc.
Ascensus Financial Services, Inc.
AXA Advisors, LLC
B.C. Ziegler and Company
Banc of America Investment Services, Inc.
BB&T Securities, LLC
BMO Harris Financial Advisors, Inc.
Bogart Wealth LLC
Broadridge Business Process Outsourcing, LLC
Cadaret, Grant & Co., Inc.
Callan LLC
Cambridge Investment Research, Inc.

9

Cary Street Partners and LLC
CBIZ Financial Solutions, Inc.
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab & Company, Inc.
CIBC Asset Management Inc.
Citigroup Global Markets Inc.
Citizens Securities Inc.
Cobiz Wealth LLC
Comerica Securities, Inc.
Commonwealth Financial Network
Concord Wealth Partners
Cuso Financial Services, L.P.
Cutter & Company, Inc.
CVAGS, LLC
Davenport & Company LLC
David Lerner Associates, Inc.
Deutsche Bank Securities Inc.
Edward D. Jones & Co., LP
Epic Advisors, Inc.
FBL Marketing Services, LLC
Fidelity Brokerage Services, Inc.
Fiducia Group, LLC
Fifth Third Securities, Inc.
Financial Concepts Unlimited, Inc.
Financial Planning Consultants Inc.
First Allied Securities, Inc.
FIS Brokerage & Securities Services LLC
FSC Securities Corporation
Girard Securities, Inc.
Global Financial Private Capital, LLC
Goldman, Sachs, & Co. LLC
GWFS Equities, Inc.
H.D. Vest Investment Securities, Inc.
Hand Securities, Inc.
HefrenTillotson, Inc.
HighTower Securities LLC
Highwater Wealth Management, LLC
Hilltop Securities Inc.
Hughes Financial Services LLC
Infinex Investments, Inc.
Institutional Cash Distributors, LLC
Institutional Securities Corporation
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
J.P. Morgan Securities LLC
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services, LLC
KeyBanc Capital Markets, Inc.
Keystone Financial Planning
KMS Financial Services, Inc.
Koesten Hirschmann & Crabtree, Inc.
Laidlaw Asset Management LLC
Lieblong & Associates, Inc.
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, LLC
Lockton Financial Advisors LLC
LPL Financial LLC
M&T Securities Inc.
Merrill Lynch, Pierce, Fenner and Smith Incorporated
Mid Atlantic Capital Corp.
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
National Financial Services LLC
National Planning Corporation
Nationwide Investment Services Corporation
NBC Securities, Inc.
Niagra International Capital Limited
NYLIFE Distributors LLC
Oneamerica Securities, Inc.
Oppenheimer & Company, Inc.
Paychex Securities Corp.
People's Securities, Inc.
Pershing LLC
PFE Advisors, Inc.
Piper Jaffray & Co.
Planmember Securities Corporation
PNC Investments LLC
Prospera Financial Services, Inc.
Prudential Investment Management Services, LLC
Purshe Kaplan Sterling Investments
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Resources Investment Advisors Inc.
Robert W. Baird & Co. Inc.
Royal Alliance Associates Inc.
SagePoint Financial, Inc.
Securian Financial Services, Inc.
Securities America, Inc.
Securities Service Network, Inc.
Security Distributors LLC
Segal Advisors, Inc.
Sentry Advisors, LLC
Sigma Financial Corporation
Soltis Investment Advisors, LLC
Spire Securities LLC
State Street Global Markets, LLC
Stephens Inc.
Sterne, Agee & Leach, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
Summit Capital, Inc.
Suntrust Robinson Humphrey, Inc.
Synovus Securities, Inc.
TD Ameritrade, Inc.
10

Thrivent Investment Management, Inc.
TIAA CREF Individual & Institutional Services LLC
The Huntington Investment Company
Transamerica Capital Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UBS Securities LLC
UMB Financial Services, Inc.
United Planners Financial Services of America
Valor Financial Securities LLC
Vanguard Marketing Corporation
Vining-Sparks IBG, Limited Partnership
Vision Financial Markets LLC
Voya Financial Advisors, Inc.
Voya Retirement Advisors, LLC
Waddell & Reed, Inc.
Wayne Hummer Investments LLC
Wedbush Morgan Securities Inc.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC
WestPark Capital, Inc.
WFG Investments, Inc.
Woodbury Financial Services, Inc.
XML Financial, LLC
Purchases In-Kind
You may contact the Distributor to request a purchase of Shares using securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets in determining the market value of the portfolio for purposes of its comparison with amortized cost valuation. An in-kind purchase may be treated as a sale of your securities for federal tax purposes; please consult your tax adviser regarding potential tax liability.
Subaccounting Services
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services and any restrictions and limitations imposed.
Redemption In-Kind
Although the Fund generally intends to pay Share redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
Any Share redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
Redemption in-kind is not as liquid as a cash redemption. Shareholders receiving the portfolio securities could have difficulty selling them, may incur related transaction costs and would be subject to risks of fluctuations in the securities' values prior to sale.
Massachusetts Partnership Law
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that no shareholder or former shareholder, merely by reason of his or her being or having been a shareholder, will be subject to any personal liability in connection with Trust property or the affairs of the Trust.
In the unlikely event a shareholder or former shareholder is held personally liable for the Trust's obligations, such shareholder will be entitled, out of the assets belonging to the applicable series, to be indemnified against all claims and reimbursed for all reasonably incurred expenses in connection with such claims. On request, the Trust will defend any claim made and pay any judgment against a shareholder from the assets belonging to the relevant series.
11

Share Information
ORGANIZATION, CAPITALIZATION, VOTING RIGHTS AND OTHER MATTERS
The Trust is a Massachusetts business trust established under a Declaration of Trust dated October 3, 1988, as amended and restated November 11, 2015. The Trust's Declaration of Trust may be amended at any time by a majority of the Trustees. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. Each series and class thereof may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each series represent equal proportionate interests in the assets of that series only and have identical voting, dividend, redemption, liquidation and other rights of shares in the same series except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and, except as specifically provided by the Trustees, have no preference, preemptive, appraisal, exchange, subscription or conversion rights. All shares issued are fully paid and non-assessable. In the event of a liquidation or termination of a series, each shareholder is entitled to receive his pro rata share of the net assets of that series.
It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. The Board will call special meetings of shareholders of the Trust, a series or class thereof only if required under the 1940 Act, in their discretion, or upon the written request of holders of 10% or more of the outstanding shares of the Trust or of the relevant series or class, entitled to vote at such meeting.
The Declaration of Trust provides that the Trustees may redeem shares in certain circumstances, such as when a shareholder does not meet the qualifications for ownership of a particular series or class, or when such redemptions are required to comply with applicable laws and regulations. The Declaration of Trust also provides that the Board may, without shareholder approval unless required by the 1940 Act, cause the Trust or any series or class to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, provided that the surviving or resulting entity is an open-end management investment company under the 1940 Act, or a series thereof. The Trust or any series or class may be terminated at any time by the Trustees by written notice to the shareholders.
SHAREHOLDERS OF THE FUND
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash Series Shares: Davenport & Company LLC, Richmond, VA, owned approximately 62,586,139 Shares (69.38%); LPL Financial Corporation, San Diego, CA, owned approximately 18,671,099 Shares (20.69%); and Pershing LLC, Jersey City, NJ, owned approximately 8,920,774 Shares (9.89%).
As of February 8, 2018, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Service Shares: BB&T Securities, Richmond, VA, owned approximately 59,388,762 Shares (52.26%); and National Financial Services LLC, Jersey City, NJ, owned approximately 51,517,569 Shares (45.33%).
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.
Davenport & Company LLC is organized in the Commonwealth of Virginia.
BB& T Securities is organized in the state of Delaware and is a subsidiary of BB&T Corporation, organized in the state of North Carolina.
National Financial Services LLC is organized in the state of Delaware and is a subsidiary of FMR LLC, organized in the state of Delaware.
Tax Information
Federal Income Tax
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (“Code”) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.
12

State Taxes
Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent: (i) interest or gain from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.
Who Manages and Provides Services to the Fund?
Board of Trustees
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised 21 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of February 8, 2018, the Fund's Board and Officers as a group owned less than 1% of each class of the Fund's outstanding Shares.
qualifications of Independent Trustees
Individual Trustee qualifications are noted in the “Independent Trustees Background and Compensation” chart. In addition, the following characteristics are among those that were considered for each existing Trustee and will be considered for any Nominee Trustee.
■	Outstanding skills in disciplines deemed by the Independent Trustees to be particularly relevant to the role of Independent Trustee and to the Federated funds, including legal, accounting, business management, the financial industry generally and the investment industry particularly.
■	Desire and availability to serve for a substantial period of time, taking into account the Board's current mandatory retirement age of 75 years.
■	No conflicts which would interfere with qualifying as independent.
■	Appropriate interpersonal skills to work effectively with other Independent Trustees.
■	Understanding and appreciation of the important role occupied by Independent Trustees in the regulatory structure governing regulated investment companies.
■	Diversity of background.
Interested Trustees Background and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Complex; Director or Trustee of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport
	Research, Ltd.; Chairman, Passport Research, Ltd.	$0	$0
13

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain funds in the Federated Fund Complex; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
	Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.	$0	$0
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Independent Trustees Background, Qualifications and Compensation
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
	Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).	$264.87	$275,000
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
	Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association; he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.	$264.87	$275,000
14

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
	Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.), where she currently serves as a member of the Compensation, Nominating and Corporate Governance Committee (Chair) and the Health, Safety and Environmental Committee. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.	$264.87	$275,000
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: None. Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.	$240.81	$250,000
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
	Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).	$288.96	$300,000
15

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Other Directorships Held for Past Five Years, Previous Position(s) and Qualifications	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
	Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.) and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).	$240.81	$250,000
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees, of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
	Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).	$240.81	$250,000
OFFICERS*
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 Treasurer Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd. and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Complex. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
16

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of Federated's tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
*	Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.
DIRECTOR/TRUSTEE EMERITUS PROGRAM
The Board has created a position of Director/Trustee Emeritus, whereby an incumbent Director/Trustee who has attained the age of 75 and completed a minimum of five years of service as a director/trustee, may, in the sole discretion of the Committee of Independent Directors/Trustees (“Committee”), be recommended to the full Board of Directors/Trustees of the Fund to serve as Director/Trustee Emeritus.
A Director/Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to a percent of the annual base compensation paid to a Director/Trustee. Effective August 16, 2013, in the case of a Director/Trustee Emeritus who had previously served at least five years but less than 10 years as a Director/Trustee, the percent will be 10%. In the case of a Director/Trustee Emeritus who had previously served at least 10 years as a Director/Trustee, the percent will be 20%. Directors/Trustees Emeritus appointed prior to August 16, 2013, are paid 20% of the annual base compensation. In addition, the Director/Trustee Emeritus will be reimbursed for any expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board meetings. Director/Trustee Emeritus will continue to receive relevant materials concerning the Funds, will be expected to attend at least one regularly scheduled quarterly meeting of the Board of Directors/Trustees each year and will be available to consult with the Committees or its representatives at reasonable times as requested by the Chairman; however, a Director/Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
The Director/Trustee Emeritus will be permitted to serve in such capacity at the pleasure of the Committee, but the annual fee will cease to be paid at the end of the calendar year during which he or she has attained the age of 80 years, thereafter the position will be honorary.
The following table shows the fees paid to each Director/Trustee Emeritus for the Fund's most recently ended fiscal year and the portion of that fee paid by the Fund or Trust.1
17

EMERITUS Trustees and Compensation
Director/Trustee Emeritus	Compensation From Trust (past fiscal year)	Total Compensation Paid to Director/Trustee Emeritus[1]
Nicholas Constantakis	$47.56	$50,000.00
Peter E. Madden[2]	$0.00	$0.00
Robert J. Nicholson	$47.56	$49,907.08
James F. Will	$47.56	$50,000.00
1	The fees paid to each Director/Trustee are allocated among the funds that were in existence at the time the Director/Trustee elected Emeritus status, based on each fund's net assets at that time.
2	Peter Madden retired from the Federated Fund Board of Directors/Trustees on December 31, 2017. On February 13, 2018, Mr. Madden was elected Emeritus Director/Trustee for which he will begin to receive compensation over the course of 2018. Until December 31, 2017, Mr. Madden was compensated as a Director/Trustee of the Fund.
BOARD LEADERSHIP STRUCTURE
As required under the terms of certain regulatory settlements, the Chairman of the Board is not an interested person of the Fund and neither the Chairman, nor any firm with which the Chairman is affiliated, has a prior relationship with Federated or its affiliates or (other than his position as a Trustee) with the Fund.
Committees of the Board
Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	J. Christopher Donahue John T. Collins John S. Walsh	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	One
Audit	John T. Collins G. Thomas Hough Maureen Lally-Green Thomas M. O'Neill	The purposes of the Audit Committee are to oversee the accounting and financial reporting process of the Fund, the Fund's internal control over financial reporting and the quality, integrity and independent audit of the Fund's financial statements. The Committee also oversees or assists the Board with the oversight of compliance with legal requirements relating to those matters, approves the engagement and reviews the qualifications, independence and performance of the Fund's independent registered public accounting firm, acts as a liaison between the independent registered public accounting firm and the Board and reviews the Fund's internal audit function.	Seven
Nominating	John T. Collins G. Thomas Hough Maureen Lally-Green Charles F. Mansfield, Jr. Thomas M. O'Neill P. Jerome Richey John S. Walsh	The Nominating Committee, whose members consist of all Independent Trustees, selects and nominates persons for election to the Fund's Board when vacancies occur. The Committee will consider candidates recommended by shareholders, Independent Trustees, officers or employees of any of the Fund's agents or service providers and counsel to the Fund. Any shareholder who desires to have an individual considered for nomination by the Committee must submit a recommendation in writing to the Secretary of the Fund, at the Fund's address appearing on the back cover of this SAI. The recommendation should include the name and address of both the shareholder and the candidate and detailed information concerning the candidate's qualifications and experience. In identifying and evaluating candidates for consideration, the Committee shall consider such factors as it deems appropriate. Those factors will ordinarily include: integrity, intelligence, collegiality, judgment, diversity, skill, business and other experience, qualification as an “Independent Trustee,” the existence of material relationships which may create the appearance of a lack of independence, financial or accounting knowledge and experience and dedication and willingness to devote the time and attention necessary to fulfill Board responsibilities.	One
18

BOARD'S ROLE IN RISK OVERSIGHT
The Board's role in overseeing the Fund's general risks includes receiving performance reports for the Fund and risk management reports from Federated's Chief Risk Officer at each regular Board meeting. The Chief Risk Officer is responsible for enterprise risk management at Federated, which includes risk management committees for investment management and for investor services. The Board also receives regular reports from the Fund's Chief Compliance Officer regarding significant compliance risks.
On behalf of the Board, the Audit Committee plays a key role overseeing the Fund's financial reporting and valuation risks. The Audit Committee meets regularly with the Fund's Principal Financial Officer and outside auditors, as well as with Federated's Chief Audit Executive to discuss financial reporting and audit issues, including risks relating to financial controls.
Board Ownership Of Shares In The Fund And In The Federated Family Of Investment Companies As Of December 31, 2016
Interested Board Member Name	Dollar Range of Shares Owned in Federated Virginia Municipal Cash Trust	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
J. Christopher Donahue	None	Over $100,000
Thomas R. Donahue	None	Over $100,000
Independent Board Member Name
John T. Collins	None	Over $100,000
G. Thomas Hough	None	Over $100,000
Maureen Lally-Green	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001-$100,000
Thomas M. O'Neill	None	Over $100,000
P. Jerome Richey	None	Over $100,000
John S. Walsh	None	Over $100,000
Investment Adviser
The Adviser conducts investment research and makes investment decisions for the Fund.
The Adviser is a wholly owned subsidiary of Federated.
The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Trust.
Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.
Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.
Code Of Ethics Restrictions On Personal Trading
As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.
Voting Proxies On Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.
19

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of management proposals and shareholder proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: (a) improve the management of a company; (b) increase the rights or preferences of the voted securities; and/or (c) increase the chance that a premium offer would be made for the company or for the voted securities. This approach to voting proxy proposals will be referred to hereafter as the “General Policy.”
The following examples illustrate how the General Policy may apply to management proposals and shareholder proposals submitted for approval or ratification by holders of the company's voting securities. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote in favor of: (1) a proposal to require a company's audit committee to be comprised entirely of independent directors; (2) shareholder proposals to declassify the board of directors; (3) shareholder proposals to require a majority voting standard in the election of directors; (4) proposals to grant shareholders the right to call a special meeting if owners of at least 25% of the outstanding stock agree; (5) a proposal to require independent tabulation of proxies and/or confidential voting of shareholders; (6) a proposal to ratify the board's selection of auditors, unless: (a) compensation for non-audit services exceeded 50% of the total compensation received from the company; or (b) the previous auditor was dismissed because of a disagreement with the company; (7) a proposal to repeal a shareholder rights plan (also known as a “poison pill”) and against the adoption of such a plan, unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company; (8) shareholder proposals to eliminate supermajority requirements in company bylaws; (9) shareholder proposals to separate the roles of chairman of the board and CEO; (10) shareholder proposals to allow shareholders owning at least 3% of the outstanding common stock for at least three years to nominate candidates for election to the board of directors (“Proxy Access”); (11) a full slate of directors, where the directors are elected as a group and not individually, unless more than half of the nominees are not independent; and (12) election of individual directors nominated in an uncontested election, but against any director who: (a) had not attended at least 75% of the board meetings during the previous year; (b) serves as the company's chief financial officer; (c) has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director would be able to commit sufficient focus and time to a particular company; (d) is the chair of the nominating or governance committee when the roles of chairman of the board and CEO are combined and there is no lead independent director; (e) served on the compensation committee during a period in which compensation appears excessive relative to performance and peers; or (f) served on a board that did not implement a shareholder proposal that Federated supported and received more than 50% shareholder support the previous year.
On matters of capital structure, generally the Adviser will vote against a proposal to authorize or issue shares that are senior in priority or voting rights to the voted securities, and in favor of a proposal to: (1) reduce the amount of shares authorized for issuance (subject to adequate provisions for outstanding convertible securities, options, warrants, rights and other existing obligations to issue shares); (2) grant authorities to issue shares with and without pre-emptive rights unless the size of the authorities would threaten to unreasonably dilute existing shareholders; and (3) authorize a stock repurchase program.
On matters relating to management compensation, generally the Adviser will vote in favor of stock incentive plans (including plans for directors) that align the recipients of stock incentives with the interests of shareholders, without creating undue dilution, and against: (1) the advisory vote on executive compensation plans (“Say On Pay”) when the plan has failed to align executive compensation with corporate performance; (2) the advisory vote on the frequency of the Say On Pay vote when the frequency is other than annual; (3) proposals that would permit the amendment or replacement of outstanding stock incentives having more favorable terms (e.g., lower purchase prices or easier vesting requirements); and (4) executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.
On matters relating to corporate transactions, the Adviser will vote proxies consistent with the General Policy. The Adviser will vote proxies in contested elections of directors based upon its analysis of the opposing slates and their proposed business strategy and the expected impact on the long-term value of the securities being voted. The Adviser generally votes proxies against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board. However, the Adviser would vote for shareholder proposals not supported by the company's board that the Adviser regards as: (a) likely to result in an immediate and favorable improvement in the total return of the voted security; and (b) unlikely to be adopted by the company's board in the absence of shareholder direction.
20

In addition, the Adviser will not vote any proxy if it determines that the consequences or costs of voting outweigh the potential benefit of voting. For example, if a foreign market requires shareholders voting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares. In addition, the Adviser is not obligated to incur any expense to send a representative to a shareholder meeting or to translate proxy materials into English.
To the extent that the Adviser is permitted to loan securities, the Adviser will not have the right to vote on securities while they are on loan. However, the Adviser will take all reasonable steps to recall shares prior to the record date when the meeting raises issues that the Adviser believes materially affect shareholder value, including, but not limited to, excessive compensation, mergers and acquisitions, contested elections and weak oversight by the audit committee. However, there can be no assurance that the Adviser will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
If proxies are not delivered in a timely or otherwise appropriate basis, the Adviser may not be able to vote a particular proxy.
For an Adviser that employs a quantitative investment strategy for certain funds or accounts that does not make use of qualitative research (“Non-Qualitative Accounts”), the Adviser may not have the kind of research to make decisions about how to vote proxies for them. Therefore, the Adviser will vote the proxies of these Non-Qualitative Accounts as follows: (a) in accordance with the Standard Voting Instructions (defined below) adopted by the Adviser with respect to issues subject to the proxies; (b) if the Adviser is directing votes for the same proxy on behalf of a regular qualitative accounts and a Non-Qualitative Account, the Non-Qualitative Account would vote in the same manner as the regular qualitative account; (c) if neither of the first two conditions apply, as the proxy voting service is recommending; and (d) if none of the previous conditions apply, as recommended by the Proxy Voting Committee (“Proxy Committee”).
Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (“Proxy Committee”), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. To assist it in carrying out the day-to-day operations related to proxy voting, the Proxy Committee has created the Proxy Voting Management Group (PVMG). The day-to-day operations related to proxy voting are carried out by the Proxy Voting Operations Team (PVOT) and overseen by the PVMG. This work includes, interacting with a proxy voting service on the Proxy Committee's behalf; soliciting voting recommendations from the Adviser's investment professionals, as necessary; bringing voting recommendations to the Proxy Committee from the Adviser's investment professionals; filing any required proxy voting reports; providing proxy voting reports to clients and investment companies as they are requested from time to time; keeping the Proxy Committee informed of any issues related to proxy voting; and voting client shares as directed by the Proxy Committee.
The Adviser has hired a proxy voting service to obtain, vote and record proxies in accordance with the directions of the Proxy Committee. The Proxy Committee has supplied the proxy voting services with general instructions (the “Standard Voting Instructions”) that represent decisions made by the Proxy Committee in order to vote common proxy proposals. As the Proxy Committee believes that a shareholder vote is equivalent to an investment decision, the Proxy Committee retains the right to modify the Standard Voting Instructions at any time or to vote contrary to them at any time in order to cast proxy votes in a manner that the Proxy Committee believes is: (a) in the best interests of the Adviser's clients (and shareholders of the funds advised by the Adviser); and (b) will enhance the long-term value of the securities being voted. The proxy voting service may vote any proxy as directed in the Standard Voting Instructions without further direction from the Proxy Committee. However, if the Standard Voting Instructions require case-by-case direction for a proposal, the PVOT will work with the investment professionals and the proxy voting service to develop a voting recommendation for the Proxy Committee and to communicate the Proxy Committee's final voting decision to the proxy voting service. Further, if the Standard Voting Instructions require the PVOT to analyze a ballot question and make the final voting decision, the PVOT will report such votes to the Proxy Committee on a quarterly basis for review.
Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to below as an “Interested Company.”
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser or its affiliates have influenced proxy votes. Any employee of the Adviser or its affiliates who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the proxy will be voted. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written
21

summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Standard Voting Instructions already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Standard Voting Instructions require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose annually to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did. Alternatively, the Proxy Committee may seek direction from the Fund's Board on how a proposal concerning an Interested Company shall be voted, and shall follow any such direction provided by the Board. In seeking such direction, the Proxy Committee will disclose the reason such company is considered an Interested Company and may provide a recommendation on how such proposal should be voted and the basis for such recommendation.
In certain circumstances it may be appropriate for the Adviser to vote in the same proportion as all other shareholders, so as to not affect the outcome beyond helping to establish a quorum at the shareholders' meeting. This is referred to as “proportional voting.” If the Fund owns shares of another Federated mutual fund, the Adviser will proportionally vote the client's proxies for that fund or seek direction from the Board or the client on how the proposal should be voted. If the Fund owns shares of an unaffiliated mutual fund, the Adviser may proportionally vote the Fund's proxies for that fund depending on the size of the position. If the Fund owns shares of an unaffiliated exchange-traded fund, the Adviser will proportionally vote the Fund's proxies for that fund.
Downstream Affiliates
If the Proxy Committee gives further direction, or seeks to vote contrary to the Standard Voting Instructions, for a proxy relating to a portfolio company in which the Fund owns more than 10% of the portfolio company's outstanding voting securities at the time of the vote (Downstream Affiliate), the Proxy Committee must first receive guidance from counsel to the Proxy Committee as to whether any relationship between the Adviser and the portfolio company, other than such ownership of the portfolio company's securities, gives rise to an actual conflict of interest. If counsel determines that an actual conflict exists, the Proxy Committee must address any such conflict with the executive committee of the board of directors or trustees of any investment company client prior to taking any action on the proxy at issue.
Proxy Advisers' Conflicts of Interest
Proxy advisory firms may have significant business relationships with the subjects of their research and voting recommendations. For example, a proxy voting service client may be a public company with an upcoming shareholders' meeting and the proxy voting service has published a research report with voting recommendations. In another example, a proxy voting service board member also sits on the board of a public company for which the proxy voting service will write a research report. These and similar situations give rise to an actual or apparent conflict of interest.
In order to avoid concerns that the conflicting interests of the engaged proxy voting service have influenced proxy voting recommendations, the Adviser will take the following steps:
■	A due diligence team made up of employees of the Adviser and/or its affiliates will meet with the proxy voting service on an annual basis and determine through a review of their policies and procedures and through inquiry that the proxy voting service has established a system of internal controls that provide reasonable assurance that their voting recommendations are not influenced by the business relationships they have with the subjects of their research.
■	Whenever the standard voting guidelines call for voting a proposal in accordance with the proxy voting service recommendation and the proxy voting service has disclosed that they have a conflict of interest with respect to that issuer, the PVOT will take the following steps: (a) the PVOT will obtain a copy of the research report and recommendations published by another proxy voting service for that issuer; (b) the Head of the PVOT, or his designee, will review both the engaged proxy voting service research report and the research report of the other proxy voting service and determine what vote will be cast. The PVOT will report all proxies voted in this manner to the Proxy Committee on a quarterly basis. Alternatively, the PVOT may seek direction from the Committee on how the proposal shall be voted.
Proxy Voting Report
A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
22

Portfolio Holdings Information
Information concerning the Fund's portfolio holdings is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. Such information is posted on the website five business days after both mid-month and month-end then remains posted on the website for six months thereafter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top 10 credit/obligor exposures, weighted average maturity, weighted average life and percentage breakdowns of the portfolio by effective maturity range and type of security. The Fund's WAM and WAL, Shadow NAV (market-based value of the Fund's portfolio), Weekly Liquid Assets and Daily Flows are posted every business day and remain posted on the website for six months thereafter.
You may also access portfolio information as of the end of the Fund's fiscal quarters via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation. The Fund's Annual Shareholder Report and Semi-Annual Shareholder Report contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. The Fund's Form N-Q filings contain complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.
The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.
Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide “interest” lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
Brokerage Transactions And Investment Allocation
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. Fixed-income securities are generally traded in an over-the-counter market on a net basis (i.e., without commission) through dealers acting as principal or in transactions directly with the issuer. Dealers derive an undisclosed amount of compensation by offering securities at a higher price than they bid for them. Some fixed-income securities may have only one primary market maker. The Adviser seeks to use dealers it believes to be actively and effectively trading the security being purchased or sold, but may not always obtain the lowest purchase price or highest sale price with respect to a security. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible
23

that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investment decisions, and trading, for certain separately managed or wrap-fee accounts, and other accounts, of the Adviser and/or certain investment adviser affiliates of the Adviser are generally made, and conducted, independently from the Fund. It is possible that such independent trading activity could adversely impact the prices paid or received and/or positions obtained or disposed of by the Fund.
Administrator
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Fund. FAS provides Administrative Services for a fee based upon the rates set forth below paid on the average daily net assets of the Fund. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement with FAS. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Fund.
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Custodian
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
Transfer Agent And Dividend Disbursing Agent
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.
Independent Registered Public Accounting Firm
The independent registered public accounting firm for the Fund, Ernst & Young LLP, conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
Fees Paid by the Fund for Services
For the Year Ended October 31	2017	2016	2015
Advisory Fee Earned	$836,533	$1,293,621	$1,469,046
Advisory Fee Waived	$390,473	$1,012,985	$1,469,046
Net Administrative Fee	$164,847	$252,903	$287,408
Net 12b-1 Fee:
Cash Series Shares	$233,773	$47,276	$0
Net Shareholder Services Fee:
Service Shares	$165,269	$39,891	$0
Cash Series Shares	$49,042	$6,268	$0
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (“Rule 12b-1”) fees and shareholder services fees, which are borne only by the applicable class of Shares.
Financial Information
The Financial Statements for the Fund for the fiscal year ended October 31, 2017, are incorporated herein by reference to the Annual Report to Shareholders of Federated Virginia Municipal Cash Trust dated October 31, 2017.
Investment Ratings
Standard & Poor's (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
24

SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3—Speculative capacity to pay principal and interest.
S&P VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term (commercial paper) ratings are provided below.)
S&P COMMERCIAL PAPER (CP) RATINGS
An S& P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1—A short-term obligation rated “A-1” is rated the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2—A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3—A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
S&P LONG-TERM DEBT RATINGS
AAA—An obligation rated “AAA” has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA—An obligation rated “AA” differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
MOODY'S Investors Service (Moody's) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2—This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
MOODY'S VARIABLE RATE DEMAND NOTES (VRDNs) AND TENDER OPTION BONDS (TOBs) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
MOODY'S COMMERCIAL PAPER (CP) RATINGS
P-1—Issuers (or supporting institutions) rated P-1 have a superior ability for repayment of senior short-term debt obligations.
P-2—Issuers (or supporting institutions) rated P-2 have a strong ability for repayment of senior short-term debt obligations.
P-3—Issuers (or supporting institutions) rated P-3 have an acceptable ability to repay short-term obligations.
25

MOODY'S LONG-TERM DEBT RATINGS
Aaa—Bonds and preferred stock which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds and preferred stock which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A—Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
FITCH SHORT-TERM DEBT RATING DEFINITIONS
F1—Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency's National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2—Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
F3—Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that expectations of a default risk are low. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions are more likely to impair this capacity.
DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.
R-1 (high)—Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)—Superior credit quality. The capacity for payments of short-term financial obligations as they fall due is substantial. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)—Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)—Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)—Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)—Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.
26

R-3—Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.
AAA—Highest quality credit. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA—Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A—Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB—Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
High or low grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that “high” and “low” grades are not used for the AAA category.
NOT RATED
Certain nationally recognized statistical rating organizations (NRSROs) such as S&P and Moody's may designate certain issues as NR, meaning that the issue or obligation is not rated.
27

Addresses
Federated Virginia Municipal Cash Trust
Cash Series Shares
Service Shares
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072
28

Appendix A
The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive nonpublic portfolio holdings information concerning the Federated Fund Complex; however, certain persons below might not receive such information concerning the Fund:
CUSTODIAN(S)
State Street Bank and Trust Company
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
LEGAL COUNSEL
Goodwin Procter LLP
K&L Gates LLP
Financial Printer(S)
Donnelley Financial Solutions
Proxy Voting Administrator
Glass Lewis & Co., LLC
SECURITY PRICING SERVICES
Interactive Data Corporation
Markit Group Limited
Standard & Poor's Financial Services LLC
Telemet America
Thomson Reuters Corporation
RATINGS AGENCIES
Fitch, Inc.
Moody's Investors Service, Inc.
Standard & Poor's Financial Services LLC
Other SERVICE PROVIDERS
Other types of service providers that have been approved to receive nonpublic portfolio holdings information include service providers offering, for example, trade order management systems, portfolio analytics, or performance and accounting systems, such as:
Bank of America Merrill Lynch
Barclays Inc.
Bloomberg L.P.
Citibank, N.A.
Electra Information Systems
FactSet Research Systems Inc.
FISGlobal
Informa Investment Solutions, Inc.
Institutional Shareholder Services
Investortools, Inc.
The Yield Book, Inc.
Wolters Kluwer N.V.
29

Appendix B - Virginia State Risk
STATE SPECIFIC INFORMATION
Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Fund's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. The Trust has not independently verified this information.
The following describes economic conditions which may not continue and could change materially. There can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions.
Virginia
Information as of February 1, 2018
Special Considerations Relating to Virginia
The Constitution of Virginia limits the ability of the Commonwealth to create debt and requires a balanced budget. Based on the audited Comprehensive Annual Financial Report of the Commonwealth for the fiscal year ended June 30, 2017, the General Fund balance amounted to $498.4 million of which $568.1 million was restricted. The balance for fiscal year ended June 30, 2017, represents a decrease of $252.4 million from the fiscal year ended June 30, 2016. At the end of the fiscal year ended June 30, 2017, the total outstanding tax-supported debt was approximately $21.4 billion (preliminary and unaudited).
In Virginia, according to the Department of the Treasury as of June 2017, the major nonagricultural sources of personal income were the service industry (48.4 percent), state and local government (11.3 percent), the wholesale and retail trade industry (8.4 percent), civilian federal government (8.4 percent), military federal government (4.1 percent), the manufacturing industry (5.6 percent), the construction industry (5.7 percent) and the finance and insurance industries (5.1 percent). Per capita personal income in 2017 was $53,175. As of June 30, 2017, Virginia's population was estimated to be 8.51 million. According to the Bureau of Labor Statistics, as of December 2017, the seasonally adjusted unemployment rate in Virginia was 3.7 percent, compared to 4.1 percent nationally. Taxable retail sales in Virginia for fiscal year 2016 totaled approximately $101.7 billion.
As of June 2017, the Commonwealth had an S&P rating of AAA, a Moody's rating of Aaa and a Fitch rating of AAA on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not directly material to the ability of political subdivisions and other borrowers of Virginia public finance obligations to make payments on such obligations.
General obligations of cities, towns, or counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under the Code of Virginia, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest on such general obligation bond.
30

Item 28. Exhibits

(a)
1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
2	Amendment No. 19	(42)
3	Amendment No. 20	(43)
4	Amendment No. 21	(50)
5	Amendment No. 22	(55)
6	Amendment No. 23	(57)
7	Amendment No. 24	(58)
8	Amendment Nos. 25 and 26	(59)
9	Amendment Nos. 27 and 28	(62)
10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
11	Amendment No. 34	(78)
12	Amendment No. 35	(79)
13	Amendment No. 36	(81)
14	Amendment No. 37	(83)
15	Amendment No. 38	(85)
16	Amendment No. 39	(88)
17	Amendment No. 40	(92)
18	Amendment No. 41	(95)
19	Amendment Nos. 42, 43, 44 and 45	(101)
20	Conformed copy of Amended and Restated Declaration of Trust of Registrant dated November 11, 2015	(102)

(b)
1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2	Amendment No. 5	(42)
3	Amendment No. 6	(46)
4	Amendment No. 7	(52)
5	Amendment No. 8	(59)
6	Amendment No. 9	(60)
7	Amendment No. 10	(65)
8	Amendment No. 11	(92)
9	Copy of Amended and Restated By-Laws of the Registrant dated November 11, 2015	(102)

(c)	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant. (See Appendix) As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
3	Exhibit QQ	(44)
4	Exhibits RR-TT	(56)
5	Amendment #1 to Exhibit H	(58)
6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
7	Amendment #1 to Exhibit OO	(65)
8	Conformed copy of Investment Advisory Contract dtd. 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
9	Conformed copy of Investment Advisory Contract dtd. 3/1/1995 between FAS and MMOT	(82)
10	Conformed copy of Amendment #1 to Exhibit TT	(101)
11	Conformed copy of Amendment #2 to Exhibit H	(101)
12	Conformed copy of Amendment #1 to Exhibit M	(101)
13	Conformed copy of Amendment #1 to Exhibit RR	(101)
14	Conformed copy of Amendment #1 to Exhibit SS	(101)
15	Conformed copy of Exhibit UU	(105)
16	Conformed copy of Limited Power of Attorney (multi-fund advisory contract), dated June 1, 2017;	(117)
17	Conformed copy of Limited Power of Attorney (GOTMF advisory contract), dated June 1, 2017;	(117)

(e)
1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
2	Exhibit S-W	(54)
3	Conformed copy of Amendment to the Distributor’s Contract	(38)
4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7	Exhibits X-Y	(57)
8	Exhibit U	(58)
9	Exhibit Z	(62)
10	Exhibit AA and Exhibit K	(63)
11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)
12	Exhibit BB	(92)
13	Exhibits CC - FF	(97)
14	Exhibit GG	(98)
15	Conformed copy of Exhibits HH – YY dated June 1, 2015	(101)
16	Copy of Schedule A to the Distributor’s Contract for Class B Shares	(101)
17	Conformed copy of Exhibits ZZ – AAA dated December 1, 2015	(103)
18	Conformed copy of Exhibit BBB to the Distributor’s Contract dated April 1, 2016	(105)
19	Form of Exhibit CCC and DDD to the Distributor’s Contract dated August 1, 2016	(109)
20	Form of Exhibit EEE to the Distributor’s Contract dated June 1, 2017	(113)
21	Form of Exhibit FFF to the Distributor’s Contract dated September 1, 2017	(117)
22	Conformed copy of Exhibit GGG to the Distributor’s Contact dated September 1, 2017	(117)
23	Conformed copy of Exhibit HHH to the Distributor’s Contact dated September 1, 2017	(119)
24	Copy of Schedule A to the Distributor’s Contract (Class B Shares) – revised December 1, 2017	(+)

(f)	Not applicable

(g)
1	Conformed copy of Custodian Agreement	(8)
2	Conformed copy of Custodian Fee Schedule	(17)
3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
10	Conformed Copy of Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)
11	Conformed copy of Fifth Amendment dated March 25, 2011 and Exhibit 1 (revised 1/31/14) to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(92)
12	Conformed copy of Eleventh Amendment dated August 1, 2012 to the Custody Agreement dated June 7, 2005, between the funds listed on Schedule 1 and The Bank of New York Mellon.	(92)
13	Conformed copy of Amendments 12 through 17 to the Custody Agreement dated June 7, 2005 between the funds listed on Exhibit A and The Bank of New York Mellon	(101)
14	Copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 12/1/15	(102)
15	Copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 4/1/16	(106)
16	Copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 8/1/16	(109)
17	Copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 1/1/17	(111)
18	Copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies, State Street Bank and Trust Company and Federated Services Company Dated December 1, 1993(Exhibit 1 revised as of 3/1/17)	(112)
19	Conformed copy of Amendments 18 and 19 to the Custody Agreement dated June 7, 2005 between the funds listed on Exhibit A and The Bank of New York Mellon	(113)
20	Conformed copy of the Amended and Restated Master Custodian Agreement, dated March 1, 2017, between the funds listed on Exhibit A, as revised on June 1, 2017, and State Street Bank	(113)
21	Conformed copy of the 20th Amendment (8-1-17) to the Custody Agreement between funds listed on Exhibit A and The Bank of New York Mellon	(117)
22	Conformed copy of Appendix A to the Amended and Restated Master Custodian Agreement (State Street Bank and Trust Company), as amended on August 1, 2017	(117)
23	Conformed copy of Appendix A to the Amended and Restated Master Custodian Agreement (State Street Bank and Trust Company), as amended on November 1, 2017	(119)
24	Conformed copy of the 21st Amendment (10-1-17) to the Custody Agreement between funds listed on Exhibit A and The Bank of New York Mellon	(+)
25	Conformed copy of the 22nd Amendment (12-1-17) to the Custody Agreement between funds listed on Exhibit A and The Bank of New York Mellon	(+)
26	Conformed copy of Appendix A to the Amended and Restated Master Custodian Agreement (State Street Bank and Trust Company), as amended on December 10, 2017	(+)

(h)
1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares)	(23)
3	The responses described in Item 23I(iv) are hereby incorporated reference.
4	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
5	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
7	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
9	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
10	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
11	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
26	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
27	Conformed copy of Fund Accounting Agreement dated March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones	(82)
29	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(87)
30	Conformed copy of Compliance Support Services Addendum to Fund Accounting Agreement dated as of May 31, 2012	(87)
31	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012, including the 1st Amendment to the Amended and Restated Agreement for Administrative Services dated March 1, 2013	(89)
32	Conformed copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 4/30/14)	(95)
33	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 9/1/14)	(97)
34	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 9/19/14)	(97)
35	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 12/1/14)	(98)
36	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 9/1/15)	(101)
37	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 9/1/15)	(101)
38	Copy of Schedule A to Principal Shareholder Services Agreement (revised 6/1/15)	(101)
39	Copy of Schedule A to Shareholder Services Agreement (revised 6/1/15)	(101)
40	Conformed copy of Exhibit A to the Financial Administration and Accounting Services Agreement dated October 14, 2015	(102)
41	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 12/1/15)	(102)
42	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 4/1/16)	(105)
43	Copy of Exhibit A to the Agreement for Administrative Services (revised as of 4/1/16)	(105)
44	Copy of Exhibit A to the Agreement for Administrative Services (revised as of 8/1/16)	(109)
45	Copy of Exhibit A to the Agreement for Administrative Services (revised as of 12/1/16)	(111)
46	Copy of Exhibit A to the Financial Administration Accounting and Services Agreement, dated December 1, 2016	(111)
47	Copy of Schedule 1 to Second Amended and Restated Services Agreement, revised September 1, 2016	(111)
48	Conformed copy of Services Agreement between FIMCO and FASC, amended March 1, 2016 (with Schedule 1 dated October 1, 2016)	(111)
49	Conformed copy of Transfer Agency and Services Agreement between Registrant and State Street Bank and Trust Company, dated January 31, 2017	(111)
50	Copy of Exhibit A to Schedules A and A(I) of the Financial Administration Accounting and Services Agreement, dated March 1, 2017, and Exhibit 1 Schedule A – Fund Administration Money Market Fund Services and Schedule A(i) Money Market Fund Compliance Testing and Reporting Services	(112)
51	Conformed copy of Amendment to Financial Administration and Accounting Services Agreement dated March 1, 2017	(112)
52	Copy of Exhibit A to the Financial Administration Accounting and Services Agreement(updated as of 3/1/17)	(112)
53	Conformed copy of Second Amended and Restated Agreement for Administrative Services, dated September 1, 2017;	(117)
54	Copy of Schedule 1 to Second Amended and Restated Services Agreement, revised August 1, 2017;	(117)
55	Copy of Exhibit A to the Financial Administration Accounting and Services Agreement (revised September 1, 2017);	(117)
56	Conformed copies of Third through Seventh Amendments to the Fund Accounting Agreement (BNY Mellon) (revised August 1, 2017)	(117)
57	Conformed copy of Services Agreement between FIMCO and FASC, revised August 1, 2017	(117)
58	Conformed copy of Exhibit A to the Transfer Agency and Services Agreement (revised August 1, 2017)	(117)
59	Copy of Schedule A to the Distribution Plan (Class B Shares) – revised June 1, 2017	(117)
60	Copy of Schedule A to the Distributor’s Contract (Class B Shares) – revised June 1, 2017	(117)
61	Copy of Schedule A to the Shareholder Services Agreement (Class B Shares) – revised June 1, 2017	(117)
62	Copy of Exhibit A to the Financial Administration Accounting and Services Agreement (revised November 1, 2017)	(119)
63	Conformed copies of Eighth and Ninth Amendments to the Fund Accounting Agreement (BNY Mellon) revised October 1, 2017 and November 1, 2017, respectively	(119)
64	Conformed copy of Exhibit A to the Transfer Agency and Services Agreement (revised September 1, 2017)	(119)
65	Conformed copy of Exhibit A to the Transfer Agency and Services Agreement (revised December 1, 2017)	(+)
66	Conformed copy of Tenth Amendment to the Fund Accounting Agreement (BNY Mellon) revised December 1, 2017	(+)
67	Copy of Exhibit A to the Financial Administration Accounting and Services Agreement (revised December 15, 2017)	(+)
68	Copy of Schedule A to the Shareholder Services Agreement (Class B Shares) – revised September 1, 2017	(+)
69	Exhibit A to Second Amended and Restated Agreement for Administrative Services, dated December 15, 2017	(+)
70	Copy of Schedule 1 to Second Amended and Restated Services Agreement, revised December 15, 2017	(+)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered	(12)

(j)	Conformed copy of Consent of Ernst & Young LLP for the following funds:
1	Automated Government Cash Reserves; Automated Treasury Cash Reserves; U.S. Treasury Cash Reserves;	(61)
2	California Municipal Cash Trust; Alabama Municipal Cash Trust; Arizona Municipal Cash Trust; Connecticut Municipal Cash Trust; Florida Municipal Cash Trust; Georgia Municipal Cash Trust; Maryland Municipal Cash Trust; Massachusetts Municipal Cash Trust; Michigan Municipal Cash Trust; Minnesota Municipal Cash Trust; New Jersey Municipal Cash Trust; New York Municipal Cash Trust; North Carolina Municipal Cash Trust; Ohio Municipal Cash Trust; Pennsylvania Municipal Cash Trust; Virginia Municipal Cash Trust; Federated Tax-Free Trust	(79)
3	Automated Government Money Trust, Trust for U.S. Treasury Obligations, Liberty U.S. Government Money Market Trust, Federated Short-Term U.S. Government Trust, Automated Cash Management Trust, Federated Master Trust, Liquid Cash Trust, Federated Capital Reserves Fund, Federated Government Reserves Fund; Federated Municipal Trust; Money Market Management	(73)
4	Conformed copy of Consent of Deloitte & Touche LLP for: Government Obligations Fund; Government Obligations Tax-Managed Fund; Municipal Obligations Fund; Prime Cash Obligations Fund; Prime Management Obligations Fund; Prime Obligations Fund; Prime Value Obligations Fund; Tax-Free Obligations Fund; Treasury Obligations Fund	(63)
5	Conformed copy of Consent of KPMG LLP for: Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Municipal Obligations Fund, Federated Prime Cash Obligations Fund, Federated Prime Management Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, and Federated Treasury Obligations Fund	(78)
6	Conformed copy of Consent of Ernst & Young for Automated Government Cash Reserves and U.S. Treasury Cash Reserves;	(100)
7	Tax Free Money Market Fund	(106)
8	Alabama Municipal Cash Trust; Arizona Municipal Cash Trust; California Municipal Cash Trust; Connecticut Municipal Cash Trust; Florida Municipal Cash Trust; Georgia Municipal Cash Trust; Maryland Municipal Cash Trust; Massachusetts Municipal Cash Trust; Michigan Municipal Cash Trust; Minnesota Municipal Cash Trust; New Jersey Municipal Cash Trust; New York Municipal Cash Trust; North Carolina Municipal Cash Trust; Ohio Municipal Cash Trust; Pennsylvania Municipal Cash Trust; Virginia Municipal Cash Trust; Federated Tax-Free Trust	(75)
9	Conformed copy of Consent of Ernst & Young for Liberty U.S. Government Money Market Trust, Federated Automated Cash Management Trust, Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust	(78)
10	Conformed copy of Consent of Ernst & Young LLP for Federated Automated Government Money Trust, Federated Trust for U.S. Treasury Obligations, Federated Master Trust, and Federated Money Market Management	(78)
11	Conformed copy of Consent of Ernst & Young for Federated Liberty U.S. Government Money Market Trust, Federated Automated Cash Management Trust, Federated Automated Government Money Trust, Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Master Trust, Federated Municipal Trust, Federated Money Market Management and Federated Trust for U.S. Treasury Obligations	(101)
12	Conformed copy of Consent of KPMG LLP for: Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Municipal Obligations Fund, Federated Prime Cash Obligations Fund, Federated Prime Management Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, and Federated Treasury Obligations Fund	(101)
13	Conformed copy of Consent of Ernst & Young for California Municipal Cash Trust; Connecticut Municipal Cash Trust; Florida Municipal Cash Trust; Georgia Municipal Cash Trust; Massachusetts Municipal Cash Trust; Michigan Municipal Cash Trust; Minnesota Municipal Cash Trust; New Jersey Municipal Cash Trust; New York Municipal Cash Trust; North Carolina Municipal Cash Trust; Ohio Municipal Cash Trust; Pennsylvania Municipal Cash Trust; Virginia Municipal Cash Trust; Federated Institutional Tax-Free Cash Trust	(111)
14	Conformed copy of Consent of Ernst & Young for Federated Money Market Management with respect to the addition of Capital Shares and Service Shares.	(93)
15	Conformed copy of Consent of KPMG LLP for Federated Prime Obligations Fund and Federated Treasury Obligations Fund with respect to the addition of Automated Shares.	(94)
16	Conformed copy of Consent of Ernst & Young for Federated Liberty U.S. Government Money Market Trust, Federated Automated Cash Management Trust, Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Master Trust, Federated Municipal Trust, Federated Money Market Management and Federated Trust for U.S. Treasury Obligations	(97)
17	Conformed copy of Consent of KPMG LLP for: Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Municipal Obligations Fund, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, and Federated Treasury Obligations Fund	(97)
18	Conformed copy of Consent of KPMG LLP for Federated Prime Management Obligations Fund	(97)
19	Conformed copy of Consent of Ernst & Young for Federated Liberty U.S. Government Money Market Trust, Federated Automated Cash Management Trust, Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Master Trust, Federated Municipal Trust, Federated Money Market Management and Federated Trust for U.S. Treasury Obligations	(101)
20	Conformed copy of Consent of KPMG LLP for: Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Municipal Obligations Fund, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, and Federated Treasury Obligations Fund	(101)
21	Conformed copy of Consent of KMPG LLP for Federated Government Obligations Fund	(103)
22	Conformed copy of Consent of KPMG LLP for: Federated Municipal Obligations Fund; Federated Prime Cash Obligations Fund; Federated Government Obligations Fund; Federated Government Obligations-Tax Managed Fund.	(104)
23	Conformed copy of Consent of Ernst & Young for: Federated Government Reserves Fund; Federated Trust for U.S. Treasury Obligations.	(104)
24	Conformed copy of Consent of Ernst & Young LLP for Federated U.S. Treasury Cash Reserves	(113)
25	Conformed copy of Consent of Ernst & Young LLP for Federated Institutional Prime 60 Day Fund	(110)
26	Conformed copy of Consent of Ernst & Young for Federated Trust for U.S. Treasury Obligations, Federated Institutional Money Market Management, Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Institutional Prime 60 Day Fund	(117)
27	Conformed copy of Consent of KPMG LLP for Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Municipal Obligations Fund, Federated Prime Cash Obligations Fund, Federated Institutional Prime Obligations Fund, Federated Tax-Free Obligations Fund and Federated Treasury Obligations Fund	(117)
28	Conformed copy of Consent of Ernst & Young LLP for Federated Institutional Tax-Free Cash Trust	(109)
29	Conformed copy of Consent of KPMG LLP for Federated Government Obligations Fund, Federated Prime Cash Obligations Fund and Federated Tax-Free Obligations Fund	(114)
30	Conformed copy of Consent of KPMG LLP for Federated Institutional Prime Value Obligations Fund	(115)
31	Conformed copy of Consent of Ernst & Young LLP for Federated Massachusetts Municipal Cash Trust	(118)
32	Conformed copy of Consent of KPMG LLP for Federated Institutional Prime Value Obligations Fund	(119)
33

Conformed copy of Consent of KPMG LLP for Federated California Municipal Cash Trust, Federated Institutional Tax-Free Cash Trust, Federated Georgia Municipal Cash Trust, Federated Massachusetts Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust and Federated Virginia Municipal Cash Trust

		(+)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding	(12)

(m)
1	Conformed copy of Distribution Plan and Exhibits A-I	(53)
2	Exhibits J-K	(55)
3	The responses described in Item 23 e(iv) are hereby incorporated by reference.
4	Exhibit L	(57)
5	Exhibit K	(58)
6	Exhibit M	(62)
7	Conformed copy of Schedule A to the Distribution Plan for Class B Shares	(78)
8	Copy of Schedule A to the Distribution Plan for Class B Shares (revised 6/1/15)	(101)
9	Conformed copies of Exhibits N through CC to the Distribution Plan adopted on May 14, 2015	(101)
10	Conformed copy of Exhibit DD to the Distribution Plan adopted on November 11, 2015	(102)
11	Conformed copy of Exhibit EE to the Distribution Plan adopted on August 18, 2017	(117)
12	Copy of Schedule A to the Distribution Plan (Class B Shares) – revised December 1, 2017	(+)

(n)
1	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181)
2	Conformed copy of Multiple Class Plan of the Registrant, with attached exhibits for each class of Shares	(62)
3	Conformed copy of Multiple Class Plan of the Registrant, with attached exhibits for Class A Shares, Class B Shares, and Class C Shares;	(63)
4	Conformed copy of Multiple Class Plan of the Registrant, with attached exhibits for Institutional Shares and Institutional Service Shares	(70)
5	Conformed copy of Institutional Shares and Institutional Service Shares exhibits to the Multiple Class Plan	(72)
6	Copy of Investment Shares and Institutional Service Shares Exhibit to the Multiple Class Plan revised 1/1/2010 and 1/29/2010, respectively	(76)
7	Conformed copy of Multiple Class Plan of the Registrant, with attached exhibits for Class A Shares, Class B Shares, Institutional Shares, and Institutional Service Shares	(77)
8	Conformed copy of Exhibits for Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class K Shares, Cash II Shares, Cash Series Shares, Eagle Shares, Institutional Capital Shares, Institutional Service Shares, Institutional Shares, Investment Shares, Premier Shares and Trust Shares to the Multiple Class Plan of the Registrant	(78)
9	Copies of Exhibits to the Multiple Class Plan for the following classes of shares: F Shares, R Shares, Cash II Shares, Cash Series Shares, Eagle Shares, Institutional Capital Shares, Institutional Service Shares, Institutional Shares, Investment Shares, Premier Shares and Trust Shares	(79)
10	Conformed copy of the Multiple Class Plan with attached Exhibits for: Class B Shares and Class F Shares (Revised 12/1/09) and Class C Shares (Revised 12/14/09)	(82)
11	Copy of Exhibit to the Multiple Class Plan for Class B Shares (Revised 12/11/2010)	(83)
12	Copy of Exhibit to the Multiple Class Plan for Capital Shares (Revised 6/1/2012)	(85)
13	Copy of Exhibit to the Multiple Class Plan for Class A, B, C and F Shares (Revised 1/18/13)	(88)
14	Copy of Exhibit to the Multiple Class Plan for Class B Shares (revised 4/22/13)	(92)
15	Copy of Exhibit to the Multiple Class Plan for Class R Shares (revised 1/31/14)	(95)
16	Copy of Exhibit to the Multiple Class Plan for Capital Shares (revised 7/18/14)	(97)
17	Copy of Exhibit to the Multiple Class Plan for Service Shares (revised 7/18/14)	(97)
18	Copy of Exhibit to the Multiple Class Plan for Premier Shares (effective as of 12/1/14)	(98)
19	Copies of Exhibits to the Multiple Class Plan for Automated Shares, Cash II Shares, Cash Series Shares, Class P Shares, Class R Shares, Investment Shares, Trust Shares (revised 6/1/15) Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares, and Service Shares (revised 9/1/15)	(101)
20	Copies of Exhibits to the Multiple Class Plan for Class A Shares, Class R Shares, Institutional Shares, and Premier Shares (revised 12/1/15)	(102)
21	Copies of Exhibits to the Multiple Class Plan for Trust Shares, Premier Shares, Investment Shares, Institutional-Wealth Shares, Eagle Shares, Class P Shares, Cash Series Shares, Cash II Shares, Capital Shares and Automated Shares(revised 2/8/16)	(103)
22	Copy of Exhibit to the Multiple Class Plan for Service Shares (revised 2/8/16)	(106)
23	Copies of Exhibits to the Multiple Class Plan for Automated Shares, Capital Shares, Cash II Shares, Eagle Shares, Institutional/Wealth Shares, Premier Shares, Service Shares and Trust Shares (Revised 6/1/16)	(109)
24	Copies of Exhibits to the Multiple Class Plan for Automated Shares, Capital Shares, Cash II Shares, Cash Series Shares, Eagle Shares, Institutional/Wealth Shares, Premier Shares, Service Shares and Trust Shares (Revised 10/1/16)	(110)
25	Copies of Exhibits to the Multiple Class Plan for Capital Shares, Cash II Shares, Cash Series Shares, Institutional/Wealth Shares, Investment Shares and Service Shares (Revised 1/1/17)	(111)
26	Copies of Exhibits to the Multiple Class Plan for A Shares, B Shares, C Shares, T Shares and Investment Shares (Revised 3/1/17)	(112)
27	Copy of Exhibit to the Multiple Class Plan for Institutional/Wealth Shares (Revised 9/1/17)	(116)
28	Copies of Exhibits to the Multiple Class Plan for Automated Shares, Eagle Shares, Class P Shares, Premier Shares and Trust Shares (revised January 1, 2017); Class A Shares, Class B Shares, Class C Shares, Class F Shares and Service Shares (revised June 1, 2017); Advisor Shares (revised July 1, 2017); and Administrative Shares and Class R Shares (revised September 1, 2017)	(117)

(o)	Conformed copy of Power of Attorney of the Registrant
1	Conformed copy of Power of Attorney of the Registrant and Power of Attorney of Chief Investment Officer	(23)
2	Power of Attorney of Treasurer	(18)
4	Power of Attorney of Trustee	(26)
5	Power of Attorney of Treasurer	(59)
6	Power of Attorney of Trustee James F. Will	(60)
7	Power of Attorney of Trustee Thomas O’Neill	(62)
8	Power of Attorney of Trustee R. James Nicholson	(68)
9	Power of Attorney of Trustee Maureen Lally-Green	(73)
10	Power of Attorney of Treasurer	(89)
11	Power of Attorney of Trustee P. Jerome Richey	(91)
12	Power of Attorney of Trustee John T. Collins	(91)
13	Power of Attorney of G. Thomas Hough	(101)
14	Power of Attorney of Trustee Thomas R. Donahue	(106)

(p)
1	Copy of the Code of Ethics for Access Persons	(70)
2	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 10/01/2008	(74)
3	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons Effective 09/01/2010	(78)
4	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons effective 12/6/2010	(80)
5	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons effective 9/30/12	(88)
6	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons effective 1/1/2016	(111)
7	Conformed Copy of the Federated Investors, Inc. Code of Ethics for Access Persons effective 4/1/2017	(+)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
1	Initial Registration Statement filed October 20, 1989
8	PEA No. 8 filed June 1, 1994
12	PEA No. 16 filed September 29, 1995
17	PEA No. 24 filed September 28, 1998
18	PEA No. 25 filed February 12, 1999
21	PEA No. 33 filed August 27, 1999
23	PEA No. 36 filed October 29, 1999
24	PEA No. 37 filed November 17, 1999
26	PEA No. 39 filed February 25, 2000
30	PEA No. 46 filed September 28, 2000
31	PEA No. 47 filed December 14, 2000
32	PEA No. 48 filed December 26, 2000
35	PEA No. 51 filed May 29, 2001
36	PEA No. 52 filed June 25, 2001
37	PEA No. 53 filed September 14, 2001
38	PEA No. 54 filed September 28, 2001
39	PEA No. 56 filed May 28, 2002
40	PEA No. 57 filed on June 28, 2002
41	PEA No. 58 filed on September 30, 2002
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
45	PEA No. 64 filed on September 30, 2003
46	PEA No. 65 filed on December 30, 2003
47	PEA No. 66 filed on February 26, 2004
48	PEA No. 67 filed on May 27, 2004
49	PEA No. 68 filed on June 29, 2004
50	PEA No. 69 filed on June 29, 2004
51	PEA No. 70 filed on September 29, 2004
52	PEA No. 73 filed on December 3, 2004
53	PEA No. 74 filed on December 30, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
61	PEA No. 86 filed on September 29, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
64	PEA No. 92 filed on October 19, 2007
65	PEA No. 96 filed on December 17, 2007
66	PEA No. 96 filed on February 29, 2008
67	PEA No. 98 filed on May 23, 2008
68	PEA No. 99 filed on June 27, 2008
69	PEA No. 102 filed on September 29, 2008
70	PEA No. 103 filed on February 27, 2009
71	PEA No. 104 filed on May 29, 2009
72	PEA No. 105 filed on June 26, 2009
73	PEA No. 106 filed on September 28, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
77	PEA No. 111 filed on June 25, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
80	PEA No. 116 filed on May 25, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012
84	PEA No. 126 filed on May 24, 2012
85	PEA No. 128 filed on June 25, 2012
86	PEA No. 129 filed on June 28, 2012
87	PEA No. 132 filed on September 27, 2012
88	PEA No. 134 filed on February 27, 2013
89	PEA No. 136 filed on May 24, 2013
90	PEA No. 140 filed on July 14, 2013
91	PEA No. 141 filed on September 26, 2013
92	PEA No. 143 filed on February 26, 2014
93	PEA No. 147 filed on May 1, 2014
94	PEA No. 148 filed on May 9, 2014
95	PEA No. 149 filed on May 23, 2014
96	PEA No. 151 filed on June 26, 2014
97	PEA No. 154 filed on September 26, 2014
98	PEA No. 157 filed on January 6, 2015
99	PEA No. 159 filed on February 25, 2015
100	PEA No. 168 filed on June 25, 2015
101	PEA No. 173 filed on September 28, 2015
102	PEA No. 174 filed on December 24, 2015
103	PEA No. 179 filed on February 24, 2016
104	PEA No. 182 filed on March 29,2016
105	PEA No. 183 filed on April 12, 2016
106	PEA No. 185 filed on May 25, 2016
107	PEA No. 188 filed on June 27, 2016
108	PEA No. 191 filed on July 29, 2016
109	PEA No. 193 filed on September 27, 2016
110	PEA No. 195 filed on November 23, 2016
111	PEA No. 197 filed on February 27, 2017
112	PEA No. 199 filed on May 1, 2017
113	PEA No. 201 filed on June 27, 2017
114	PEA No. 202 filed on June 30, 2017
115	PEA No. 207 filed on July 31, 2017
116	PEA No. 209 filed on September 1, 2017
117	PEA No. 210 filed on September 27, 2017
118	PEA No. 212 filed on November 6, 2017
119	PEA No. 214 filed on November 27, 2017

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(1)

Item 31 Business and Other Connections of Investment Adviser: Federated Investment Management Company
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and 2 of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and James J. Gallagher, II, Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman:	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Anne H. Kruczek

Marian R. Marinack

Mary Jo Ochson

Jeffrey A. Petro

Ihab Salib

Michael W. Sirianni, Jr.

Steven J. Wagner

Paige Wilhelm

Vice Presidents:

G. Andrew Bonnewell

Hanan Callas

Leslie Ciferno

Jerome Conner

Lee R. Cunningham, II

Gregory Czamara, V

B. Anthony Delserone, Jr.

Joseph A. Delvecchio

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Timothy P. Gannon

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

Nathan H. Kehm

John C. Kerber

J. Andrew Kirschler

Allen J. Knizner

Tracey Lusk

Karen Manna

Daniel James Mastalski

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph A. Mycka

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas C. Scherr

John Sidawi

Kyle Stewart

Patrick J. Strollo, III

Mary Ellen Tesla

Timothy G. Trebilcock

Nicholas S. Tripodes

Anthony A. Venturino

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:

John Badeer

Patrick Benacci

Christopher Bodamer

David B. Catalane

Nicholas Cecchini

James Chelmu

Joseph Engel

Robert J. Matthews

Nick Navari

John W. Scullion

Steven J. Slanika

James D. Thompson

Michael S. Wilson

Secretary:	G. Andrew Bonnewell
Assistant Secretaries:	Edward C. Bartley George F. Magera
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following investment companies, including the Registrant:
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust III
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated Government Income Trust
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Pool Series
Federated MDT Equity Trust
Federated MDT Series
Federated Municipal Bond Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Municipal Income Fund
Federated Project and Trade Finance Tender Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Money Market Obligations Trust

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Solon A. Person, IV
Senior Vice Presidents:

Irving Anderson

Daniel G. Berry

Jack Bohnet

Bryan Burke

Scott J. Charlton

Steven R. Cohen

James S. Conley

Charles L. Davis, Jr.

Michael T. Dieschborg

Michael T. DiMarsico

Jack C. Ebenreiter

Timothy J. Franklin

James Getz

Scott A. Gunderson

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

James M. Heaton

Donald Jacobson

Jeffrey S. Jones

Harry J. Kennedy

Michael Koenig

Edwin C. Koontz

Anne H. Kruczek

Jane E. Lambesis

Hans W. Lange, Jr.

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

Alec H. Neilly

Becky Nelson

Keith Nixon

Stephen Otto

Richard A. Recker

Diane M. Robinson

Brian S. Ronayne

Tom Schinabeck

John Staley

Jerome R. Tuskan

William C. Tustin

Michael N. Vahl

Michael Wolff

Daniel R. Wroble

Erik Zettlemayer

Paul Zuber

Vice Presidents:

Catherine M. Applegate

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Bill Boarts

Matthew A. Boyle

Edward R. Bozek

Edwin J. Brooks, III

Thomas R. Brown

Mark Carroll

Dan Casey

Stephen J. Costlow

Mary Ellen Coyne

Kevin J. Crenny

Stephen P. Cronin

David G. Dankmyer

Donald Edwards

Mark A. Flisek

Stephen Francis

David D. Gregoire

Raymond J. Hanley

George M. Hnaras

Scott A. Holick

Robert Hurbanek

Ryan W. Jones

Todd Jones

Scott D. Kavanagh

Susan C. Kelley

Patrick Kelly

Nicholas R. Kemerer

Robert H. Kern

Shawn E. Knutson

Crystal C. Kwok

Jerry L. Landrum

Joseph R. Lantz

David M. Larrick

John P. Lieker

Jonathan Lipinski

Paul J. Magan

Margaret M. Magrish

Meghan McAndrew

Martin J. McCaffrey

Brian McInis

John C. Mosko

Mark J. Murphy

Catherine M. Nied

Ted Noethling

John A. O’Neill

James E. Ostrowski

Mark Patsy

Rich Paulson

Marcus Persichetti

Chris Prado

Sean Quirk

Timothy A. Rosewicz

Matt Ryan

Eduardo G. Sanchez

Peter Siconolfi

Justin Slomkowski

Bradley Smith

Edward L. Smith

John R. Stanley

Mark Strubel

Jonathan Sullivan

Christie Teachman

Cynthia M. Tomczak

Jeffrey B. Turner

David Wasik

G. Walter Whalen

Lewis Williams

Theodore Williams

Brian R. Willer

Littell L. Wilson

James J. Wojciak

Assistant Vice Presidents:

Debbie Adams-Marshall

Kenneth C. Baber

Raisa E. Barkaloff

Chris Jackson

Stephen R. Massey

Carol McEvoy McCool

John K. Murray

Melissa R. Ryan

Carol Anne Sheppard

Scott A. Vallina

Laura Vickerman

James Wagner

Secretary:	Kary A. Moore
Assistant Secretaries:	Edward C. Bartley
Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:
Registrant	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at the address listed on the facing page of this filing.)
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600
The Bank of New York [1] (“Custodian”)	One Wall Street New York, NY 10286
Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

1 The Bank of New York serves as Custodian for the following portfolios: Federated Capital Reserves Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Municipal Trust and Federated U.S. Treasury Cash Reserves.

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Obligations Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 2018.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	February 26, 2018
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Thomas R. Donahue*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen Lally-Green*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)	Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(ii)	Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).
(iii)	Automated Cash Management Trust - Institutional Service Shares and Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).
(iv)	Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).
(v)	California Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(vi)	Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).
(vii)	Federated Master Trust; (Response is incorporated by reference to Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).
(viii)	Federated Short-Term U.S. Government Trust; (Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-5035).
(ix)	Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).
(x)	Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).
(xi)	Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).
(xii)	Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).
(xiii)	Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).
(xiv)	Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).
(xv)	Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xvi)	Michigan Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xvii)	Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xviii)	New Jersey Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xix)	North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xx)	Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).
(xxi)	Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxii)	Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995. File Nos. 33-31259 and 811-5911).
(xxiii)	Pennsylvania Municipal Cash Trust - Institutional Service Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxiv)	Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29, 1996. File Nos. 33-31259 and 811-5911).
(xxv)	Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).
(xxvi)	Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii)	Trust for Short-Term U.S. Government Securities; (Response is incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).
(xxviii)	Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. File Nos. 2-49591 and 811-2430).
(xxix)	Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).
(xxx)	Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).
(xxxi)	Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).
(xxxii)	Liquid Cash Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and 811-5950).